SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

Pre-Effective Amendment No.                                            [ ]
                            ----------

Post-Effective Amendment No.   51   (File No. 2-89288)                 [X]
                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

Amendment No.       53     (File No. 811-3956)                         [X]
                  -------

AXP STRATEGY SERIES, INC.
50606 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 27, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing  pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after  filing  pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R)
  Equity
      Value
         Fund

                                                    AXP Equity Value Fund seeks
                                                    to provide shareholders with
                                                    growth of capital and income

Prospectus
May 27, 2005

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                 (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p

Principal Investment Strategies                    3p

Principal Risks                                    4p

Past Performance                                   5p

Fees and Expenses                                  7p

Investment Manager                                 8p

Other Securities and Investment Strategies        10p

Buying and Selling Shares                         11p

Valuing Fund Shares                               11p

Investment Options                                12p

Purchasing Shares                                 13p

Transactions Through Third Parties                15p

Sales Charges                                     16p

Exchanging/Selling Shares                         20p

Distributions and Taxes                           23p

Financial Highlights                              25p

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.

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

The Fund

GOAL

AXP Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing in primarily larger companies provides investors with an excellent opportunity for long-term growth of capital. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by identifying companies that are undervalued. The manager typically focuses on stocks that are inexpensive based on ratios such as the following:

o  Enterprise value/discretionary cash flows.

o  Price/earnings.

o  Price/book value.

o  Price/sales.

A company's enterprise value/discretionary cash flow ratio is the ratio of the total market value of the company's stock outstanding, plus long-term debt, to operating cash flow, less capital spending.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   o The security is overvalued relative to alternative investments.

   o The security has reached AEFC's price objective.

   o The company has met AEFC's earnings and/or growth expectations.

   o The company or the security continues to meet the other standards described above.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities or commercial paper than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

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

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

AEFC purchases stocks it believes are undervalued, but have potential for long-term growth and dividend income. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

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

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.


(bar chart)
                             CLASS B PERFORMANCE
                           (based on calendar years)

+26.79%  +20.90% +23.19% +8.49% +9.71% -0.36% -5.13% -26.62% +31.28% +13.95%
 1995     1996    1997    1998   1999   2000   2001   2002    2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was +20.39% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.22% (quarter ended Sept. 30, 2002).


The CDSC applicable to Class B shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class B year-to-date return at March 31, 2005 was +7.16%.


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


Average Annual Total Returns (at Dec. 31, 2004)
                                                                                              Since          Since
                                                        1 year     5 years    10 years   inception (A&Y)  inception (C)
Equity Value:
   Class A
      Return before taxes                                +8.18%     +0.32%       N/A         8.63%(a)          N/A
   Class B
      Return before taxes                                +9.95%     +0.56%     +8.84%          N/A             N/A
      Return after taxes on distributions               +13.73%     +0.18%     +6.88%          N/A             N/A
      Return after taxes on distributions
      and sale of fund shares                            +6.46%     +0.22%     +6.76%          N/A             N/A
   Class C
      Return before taxes                               +13.98%       N/A        N/A           N/A          +2.21%(b)
   Class Y
      Return before taxes                               +15.09%     +1.69%       N/A        +9.46%(a)          N/A
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)     +16.49%     +5.27%     +13.83%     +13.14%(c)       +6.90%(d)
Lipper Large-Cap Value Funds Index                      +12.00%     +1.42%     +11.29%     +10.71%(c)       +2.04%(d)


(a) Inception date was March 20, 1995.

(b) Inception date was June 26, 2000.

(c) Measurement period started April 1, 1995.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class A and Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class B, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses.

After-Tax Returns

After-tax returns are shown only for Class B shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                            Class A     Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                          5.75%       none         none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)      none(b)      5%          1%(c)        none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y


Management fees(d)                             0.58%    0.58%   0.58%    0.58%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.28%    0.30%   0.30%    0.36%
Total                                          1.11%    1.88%   1.88%    0.94%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.07% for the most recent fiscal year.


(e) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

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7p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:


                                             1 year     3 years    5 years    10 years
Class A(a)                                    $682        $908      $1,152      $1,853
Class B                                       $591(b)     $891(b)   $1,117(b)   $2,004(c)
Class C                                       $191        $591      $1,017      $2,206
Class Y                                       $ 96        $300      $  521      $1,159


(a) Includes a 5.75% sales charge.

(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 year     3 years    5 years    10 years
Class A(a)                                    $682        $908      $1,152      $1,853
Class B                                       $191        $591      $1,017      $2,004(b)
Class C                                       $191        $591      $1,017      $2,206
Class Y                                       $ 96        $300      $  521      $1,159


(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

Warren Spitz, Senior Portfolio Manager

o  Managed the Fund since 2000.

o  Joined AEFC in 2000 as a Senior Portfolio Manager.

o  Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o  Began investment career in 1984.

o  MBA, Wharton School, University of Pennsylvania.


Steve Schroll, Portfolio Manager


o  Managed the Fund since 2004.

o  Joined AEFC in 1998 as a Senior Security Analyst.


o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.


o  Began investment career in 1981.

o  MBA, University of Minnesota.


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


Laton Spahr, Portfolio Manager


o  Managed the Fund since 2004.

o  Joined AEFC in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.


o  Began investment career in 1999.


o  MS, University of Wisconsin, Applied Security Analysis Program.


The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.


AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.58% of the Fund's average daily net assets including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


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9p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six fund-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, convertible securities and debt obligations rated B or higher. Additionally, the Fund may use derivative instruments, such as futures, options and futures contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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

Buying and Selling Shares

The public offering price for Class A shares of the Fund is the net asset value (NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent the Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

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

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                    Class A        Class B        Class C       Class Y
------------------- -------------- -------------- ------------- ---------------
Availability        Available to   Available to   Available     Limited to
                    all            all            to all        qualifying
                    investors.     investors.     investors.    institutional
                                                                investors.

------------------- -------------- -------------- ------------- ---------------
Initial Sales       Yes. Payable   No. Entire     No. Entire    No. Entire
Charge              at time of     purchase       purchase      purchase
                    purchase.      price is       price is      price is
                    Lower sales    invested in    invested in   invested in
                    charge for     shares of      shares of     shares of the
                    larger         the Fund.      the Fund.     Fund.
                    investments.

------------------- -------------- -------------- ------------- ---------------
Deferred Sales      On purchases   Maximum 5%     1% CDSC       None.
Charge              over           CDSC during    applies if
                    $1,000,000,    the first      you sell
                    1% CDSC        year           your shares
                    applies if     decreasing     less than
                    you sell       to 0% after    one year
                    your shares    six years.     after
                    less than                     purchase.
                    one year
                    after
                    purchase.
------------------- -------------- -------------- ------------- ---------------
Distribution        Yes.* 0.25%    Yes.* 1.00%    Yes.* 1.00%   Yes.  0.10%
and/or
Shareholder
Service Fee
------------------- -------------- -------------- ------------- ---------------
Conversion to       N/A            Yes,           No.           No.
Class A                            automatically
                                   in ninth
                                   calendar
                                   year of
                                   ownership.

------------------- -------------- -------------- ------------- ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

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

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine which investment is best for you, consult your financial advisor.


PURCHASING SHARES

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

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13p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:              Use the Social Security or Employer
                                       Identification number of:
-------------------------------------- -----------------------------------------
Individual or joint account            The individual or one of the owners
                                       listed on the joint account
-------------------------------------- -----------------------------------------
Custodian account of a minor           The minor
(Uniform Gifts/Transfers to Minors
Act)
-------------------------------------- -----------------------------------------
A revocable living trust               The grantor-trustee (the person who
                                       puts the money into the trust)
-------------------------------------- -----------------------------------------
An irrevocable trust, pension          The legal entity (not the personal
trust or estate                        representative or trustee, unless no
                                       legal entity is designated in the
                                       account title)
-------------------------------------- -----------------------------------------
Sole proprietorship or                 The owner
single-owner LLC
-------------------------------------- -----------------------------------------
Partnership or multi-member LLC        The partnership
-------------------------------------- -----------------------------------------
Corporate or LLC electing              The corporation
corporate status on Form 8832
-------------------------------------- -----------------------------------------
Association, club or tax-exempt        The organization
organization
-------------------------------------- -----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 * $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

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

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 * $100 for direct at fund accounts.

** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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15p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                   Sales charge as percentage of:
Total market value        Public offering price*      Net amount invested
Up to $49,999                      5.75%                     6.10%
$50,000-$99,999                    4.75                      4.99
$100,000-$249,999                  3.50                      3.63
$250,000-$499,999                  2.50                      2.56
$500,000-$999,999                  2.00                      2.04
$1,000,000 or more                 0.00                      0.00

* Offering price includes the sales charge.

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy, a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

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16p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

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17p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

--------------------------------------------------------------------------------
18p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

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19p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.


Funds that invest in securities which trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund's NAV is calculated. To the extent that the Fund has significant holdings of foreign securities, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

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20p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

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21p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919  for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100
Maximum sale amount:          $100,000

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22p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

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23p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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24p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                            2005        2004      2003      2002       2001
Net asset value, beginning of period                                    $ 9.17       $6.39    $ 9.45    $10.31     $10.95
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .15         .10       .10       .09        .08
Net gains (losses) (both realized and unrealized)                          .94        2.77     (3.08)     (.10)      (.39)
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.09        2.87     (2.98)     (.01)      (.31)
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.14)       (.09)     (.08)     (.09)      (.09)
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.14)       (.09)     (.08)     (.85)      (.33)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.12       $9.17    $ 6.39    $ 9.45     $10.31
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $865        $889      $685    $1,119       $956
Ratio of expenses to average daily net assets(b)                         1.11%       1.07%     1.00%     1.03%       .95%
Ratio of net investment income (loss) to average daily net assets        1.46%       1.19%     1.22%      .91%       .75%
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(c)                                                         11.96%      45.06%   (31.58%)     .10%     (2.76%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.


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25p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004      2003      2002       2001
Net asset value, beginning of period                                    $ 9.18       $6.40    $ 9.46    $10.31     $10.94
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .07         .03       .03        --         --
Net gains (losses) (both realized and unrealized)                          .95        2.78     (3.07)     (.08)      (.39)
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.02        2.81     (3.04)     (.08)      (.39)
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.06)       (.03)     (.02)     (.01)        --
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.06)       (.03)     (.02)     (.77)      (.24)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.14       $9.18    $ 6.40    $ 9.46     $10.31
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $275        $341      $319      $761       $970
Ratio of expenses to average daily net assets(b)                         1.88%       1.84%     1.77%     1.78%      1.70%
Ratio of net investment income (loss) to average daily net assets         .69%        .44%      .44%      .13%      (.01%)
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(c)                                                         11.16%      43.89%   (32.13%)    (.62%)    (3.47%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
26p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004      2003      2002       2001(b)
Net asset value, beginning of period                                    $ 9.12       $6.36    $ 9.40    $10.27     $10.37
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .07         .03       .03       .01         --
Net gains (losses) (both realized and unrealized)                          .93        2.76     (3.04)     (.10)       .18
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.00        2.79     (3.01)     (.09)       .18
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.06)       (.03)     (.03)     (.02)      (.04)
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.06)       (.03)     (.03)     (.78)      (.28)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.06       $9.12    $ 6.36    $ 9.40     $10.27
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $3          $3        $3        $4         $1
Ratio of expenses to average daily net assets(c)                         1.88%       1.85%     1.79%     1.81%      1.70%(d)
Ratio of net investment income (loss) to average daily net assets         .69%        .42%      .44%      .14%       .07%(d)
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(e)                                                         11.05%      43.87%   (32.09%)    (.66%)     1.82%(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.


--------------------------------------------------------------------------------
27p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004      2003      2002       2001
Net asset value, beginning of period                                    $ 9.18       $6.40    $ 9.46    $10.32     $10.96
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .17         .12       .11       .11        .09
Net gains (losses) (both realized and unrealized)                          .94        2.76     (3.07)     (.11)      (.39)
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.11        2.88     (2.96)       --       (.30)
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.16)       (.10)     (.10)     (.10)      (.10)
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.16)       (.10)     (.10)     (.86)      (.34)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.13       $9.18    $ 6.40    $ 9.46     $10.32
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $8          $5        $3        $3         $2
Ratio of expenses to average daily net assets(b)                          .94%        .91%      .83%      .86%       .79%
Ratio of net investment income (loss) to average daily net assets        1.61%       1.35%     1.40%     1.06%       .94%
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(c)                                                         12.16%      45.25%   (31.41%)     .28%     (2.62%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
28p   --   AXP EQUITY VALUE FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3956

Ticker Symbol
Class A: IEVAX    Class B:INEGX
Class C: --       Class Y:AEVYX

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6382-99 R (5/05)

                            AXP(R) Equity Value Fund
                   Supplement to the May 27, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.


Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class B, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class B performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                    Class I

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                        Class I
Management fees(a)                                                   0.58%
Distribution (12b-1) fees                                            0.00%
Other expenses(b)                                                    0.09%
Total                                                                0.67%

(a) Includes the impact of a performance incentive adjustment fee that increased the Fund's management fee by 0.07% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                    1 year           3 years           5 years         10 years
Class I              $68               $215              $374             $838

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                                  2005         2004(b)
Net asset value, beginning of period                                         $ 9.18        $9.44
                                                                             ------        -----
Income from investment operations:
Net investment income (loss)                                                    .19          .08
Net gains (losses) (both realized and unrealized)                               .94         (.31)
                                                                             ------        -----
Total from investment operations                                               1.13         (.23)
                                                                             ------        -----
Less distributions:
Dividends from net investment income                                           (.18)        (.03)
                                                                             ------        -----
Net asset value, end of period                                               $10.13        $9.18
                                                                             ------        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                         $--          $--
Ratio of expenses to average daily net assets(c)                               .67%         .71%(d)
Ratio of net investment income (loss) to average daily net assets             1.89%        1.29%(d)
Portfolio turnover rate (excluding short-term securities)                       25%          39%
Total return(e)                                                              12.45%       (2.42%)(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.


                                                              S-6382-79 R (5/05)

AXP(R) Partners
  Small Cap
        Growth
            Fund

AXP Partners Small Cap Growth Fund seeks to provide shareholders with long-term capital growth.

Prospectus

May 27, 2005

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express                                                                EXPRESS
 Partners Funds                                                        (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p

Principal Investment Strategies                    3p

Principal Risks                                    6p

Past Performance                                   7p

Fees and Expenses                                  9p

Investment Manager                                10p

Other Securities and Investment Strategies        14p

Buying and Selling Shares                         14p

Valuing Fund Shares                               15p

Investment Options                                15p

Purchasing Shares                                 17p

Transactions Through Third Parties                19p


Sales Charges                                     20p

Exchanging/Selling Shares                         24p

Distributions and Taxes                           28p

Financial Highlights                              29p


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreements will remain in place.

--------------------------------------------------------------------------------
2p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies with market capitalizations, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000(R) Growth Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the Subadvisers. AEFC has selected four asset managers to manage the Fund: RS Investment Management, L.P. (RSIM), Turner Investment Partners, Inc. (Turner), Bjurman, Barry & Associates (BB & A), and UBS Global Asset Management (Americas) Inc. (UBS) (the Subadvisers). Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy that focuses primarily on stocks of small companies whose businesses are expanding.

In selecting investments for the Fund, each of the Subadvisers looks for companies that have the potential to increase in value over time. This strategy seeks to identify companies with either earnings and revenues that are growing at an accelerating pace, or the demonstrated potential for a greater-than-average increase in value.

RSIM

RSIM typically considers a number of factors in evaluating a potential investment, including whether:

o  The company has a superior management team.

o The company has experienced or has the potential for superior earnings per share momentum.

o There is a possible catalyst, such as new management or a new product that has the potential to drive earnings and valuations higher.

RSIM may consider selling a security from its portion of the Fund's portfolio if the stock price declines substantially below the purchase price, if the price of the security attains a target price or otherwise appears relatively high, if the company's business fundamentals appear to turn negative, or if another investment appears to offer a better opportunity.

--------------------------------------------------------------------------------
3p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Turner

Turner believes that a company's earnings expectations are largely responsible for driving its stock price and, for that reason, seeks to purchase growth companies with strong and sustainable earnings prospects and favorable trading volume and price patterns. Turner's investment team conducts in depth research on individual companies' business models and blends that with computer screening and analysis to identify attractive companies for purchase. Turner invests in securities of companies traded over the counter or listed on an exchange that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell 2000(R) Growth Index. Turner's investment process involves the use of three methods to evaluate stocks for investment or continued ownership:

o A computer model developed by Turner is used to screen a large universe of possible investments to help Turner's analysts find good candidates for investment. Companies are ranked within sector and size categories based on a variety of quantitative factors, including capitalization size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volume.

o Fundamental research is performed by Turner's analysts. They study companies to identify key drivers of earnings and competitive advantages, to assess a company's business model, to evaluate the strength of the management team and to determine if companies are well positioned within their industry. This type of research is critical to Turner's purchase decision.

o Technical analysis involves the study of charts detailing a company's trading and price history and may serve as additional confirmation of Turner's research and to help to identify attractive points for purchase or sale of a security.

Turner will consider selling a security based on the following reasons:

o It detects deterioration in the company's earnings growth potential, business fundamentals or ranking in the model.

o  To include a "better idea" in the portfolio.

o To adhere to capacity or capitalization constraints, to maintain sector neutrality or to adjust position size relative to the index.

BB & A

BB & A's unique equity selection process seeks to identify undervalued companies with superior earnings growth characteristics. The selection process starts by screening a universe of small cap and micro cap companies using five quantitative factors which emphasize both growth and value attributes. The screening factors include:

o  Earnings growth.

o  Earnings strength.

o  Earnings revision.

o  Price/earnings to growth ratio.

o  Cash flow to price.

--------------------------------------------------------------------------------
4p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

The next step is a top-down economic analysis designed to identify what BB & A believes are the most promising industries over the next 12 to 18 months. Stocks are ranked according to the previous five criteria to identify approximately 100 to 200 small cap companies and 100 to 190 micro cap companies that BB & A believes offer the best growth prospects and are selling at attractive prices. The highest-ranking stocks in the most promising industries are then subjected to additional fundamental and technical research. Generally, BB & A attempts to identify profitable small cap and micro cap companies with capable management teams, above average reinvestment rates, strong industry positions, and productive research and development efforts.

BB & A reviews the closing prices of stocks daily. BB & A will review a stock for potential sale if it has declined 15% from its cost or from its recent high and has lost its relative strength. Stocks of small cap and micro cap companies which in BB & A's opinion are overvalued or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.

UBS

In selecting securities, UBS seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage, and may consider earnings revision trends, positive stock price momentum and sales acceleration. UBS may invest in emerging growth companies, which are companies that UBS expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock. Investments in cash or cash equivalent instruments may include shares of an affiliated investment company.

With respect to its portion of the Fund's portfolio, UBS will invest primarily in companies with market capitalizations of $2.5 billion or less at the time of purchase, but may also invest in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, UBS would not be required to dispose of the security. However, under normal market conditions, 80% of the Fund's net assets, as a whole, will be invested in companies with market capitalizations, at the time of investment, of up to $2 billion.

UBS will consider selling a security when it determines that there is deterioration in a company's fundamental business prospects or its competitive position, or when the stock price fully reflects UBS' expectations.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

--------------------------------------------------------------------------------
5p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small and Medium Company Risk

   Style Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Style Risk


Growth stocks are purchased based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.


Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
6p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)


                                                      -36.31%  +44.33%  +4.39%
                                                        2002     2003    2004

During the period shown in the bar chart, the highest return for a calendar quarter was +23.57% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.37% (quarter ended Sept. 30, 2002).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2005 was -8.93%.

AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2006, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.70% for Class A, 2.46% for Class B, 2.46% for Class C and 1.52% for Class Y.


--------------------------------------------------------------------------------
7p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2004)(a)
                                                                                                        Since
                                                                                     1 year           inception
Partners Small Cap Growth:
   Class A
        Return before taxes                                                          -1.61%           -4.42%(b)
        Return after taxes on distributions                                          -1.61%           -4.42%(b)
        Return after taxes on distributions and sale of fund shares                  -1.05%           -3.72%(b)
   Class B
        Return before taxes                                                          -0.70%           -4.49%(b)
   Class C
        Return before taxes                                                          +3.54%           -3.69%(b)
   Class Y
        Return before taxes                                                          +4.37%           -2.85%(b)
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses or taxes)     +14.31%          -0.14%(c)
Lipper Small-Cap Growth Funds Index                                                  +10.79%          -0.50%(c)

(a) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2006, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.70% for Class A, 2.46% for Class B, 2.46% for Class C and 1.52% for Class Y.


(b)  Inception date was Jan. 24, 2001.

(c)  Measurement period started Feb. 1, 2001.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
8p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                                    Class A      Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%        none         none         none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)       5%          1%(c)        none

Annual Fund Operating Expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:   Class A  Class B Class C  Class Y
Management fees(e)                              0.83%    0.83%   0.83%    0.83%
Distribution (12b-1) fees                       0.25%    1.00%   1.00%    0.00%
Other expenses(f)                               0.55%    0.57%   0.57%    0.61%
Total                                           1.63%    2.40%   2.40%    1.44%



(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2006, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.70% for Class A; 2.46% for Class B; 2.46% for Class C and 1.52% for Class Y.

(e) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.09% for the most recent fiscal year.


(f) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
9p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                             1 year     3 years    5 years     10 years
Class A(a)                                    $731      $1,060      $1,411      $2,401
Class B                                       $643(b)   $1,049(b)   $1,381(b)   $2,549(c)
Class C                                       $243      $  749      $1,281      $2,741
Class Y                                       $147      $  456      $  788      $1,729


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 year     3 years    5 years     10 years
Class A(a)                                    $731      $1,060      $1,411      $2,401
Class B                                       $243      $  749      $1,281      $2,549(b)
Class C                                       $243      $  749      $1,281      $2,741
Class Y                                       $147      $  456      $  788      $1,729


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2006, unless sooner terminated at the discretion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.70% for Class A, 2.46% for Class B, 2.46% for Class C and 1.52% for Class Y


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

AEFC selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors. The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

--------------------------------------------------------------------------------
10p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

RSIM


John H. Seabern, CFA


John is a principal and co-portfolio manager of the RS Diversified Growth Fund. He has served on the management team of the RS Diversified Growth Fund since its inception. He joined the RSIM research team in September 1993. Prior to joining RSIM, John worked at Duncan Hurst Capital Management as a performance analyst for two years.


RSIM is located at 388 Market Street, Suite 1700, San Francisco, California. RSIM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


Turner

William C. McVail, CFA, Senior Portfolio Manager, joined Turner Investment Partners in 1998. Mr. McVail is lead manager of Turner Small Cap Growth Fund. Prior to 1998, he was Portfolio Manager at PNC Equity Advisors. He received a Bachelor's degree from Vassar College in Economics and Psychology. He has 17 years of investment experience

Christopher K. McHugh, Senior Portfolio Manager, joined Turner Investment Partners in 1990. Mr. McHugh is co-manager of the Turner Small Cap Growth Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He received a BS degree from Philadelphia University in Accounting and an MBA in Finance from St. Joseph's University. He has 18 years of investment experience.

Frank L. Sustersic, CFA, Senior Portfolio Manager, joined Turner Investment Partners in 1994. Mr. Sustersic is co-manager of the Turner Small Cap Growth Fund. Prior to 1994, he was an investment officer/fund manager with First Fidelity Bank Corporation. He received a BS degree from the University of Pennsylvania in Economics. He has 15 years investment experience.

Jason D. Schrotberger, CFA, Portfolio Manager, joined Turner Investment Partners in 2001. Mr. Schrotberger is co-manager of the Turner Small Cap Growth Fund. Prior to 2001, he was an investment analyst with BlackRock Financial Management. He received a BA degree from Denison University in Economics, and an MBA in Finance from the University of Illinois. He has 10 years of accounting and investment experience.

Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

--------------------------------------------------------------------------------
11p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

BB & A
G. Andrew Bjurman, CFA, CIC - President, CEO and Senior Portfolio Manager. Mr. Bjurman joined the firm when it was founded in 1970 as a Vice President and Portfolio Manager. He has held his current responsibilities since 1978. Mr. Bjurman also serves on the Board of Directors and the Investment Policy Committee of the firm.

O. Thomas Barry III, CFA, CIC - CIO, Senior Executive Vice President and Senior Portfolio Manager. Mr. Barry joined the firm in 1978 as a Vice President and Senior Portfolio Manager. He has held his current responsibilities since 1985. Mr. Barry also serves on the Board of Directors and the Investment Policy Committee of the firm.

Stephen W. Shipman, CFA - Executive Vice President, Director of Research and Portfolio Manager. Mr. Shipman joined the firm in 1993 as a Vice President and Portfolio Manager. In 1996, he left the firm to become CEO of Spot Magic, Inc. in San Francisco, before returning to BB & A in 1997 and assuming his current role. Mr. Shipman also serves on the Investment Policy Committee of the firm.

BB & A is located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California. BB & A, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

UBS

Paul A. Graham, Jr., CFA, Managing Director, Co-Head of U.S. Small Cap Growth Equity, is responsible for overseeing and managing the U.S. small capitalization growth portfolios. Mr. Graham has held portfolio management responsibilities with the firm since August 1994. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management.

David N. Wabnik, Executive Director, Co-Head of U.S. Small Cap Growth Equity, is responsible for overseeing and managing the U.S. small capitalization growth portfolios. Mr. Wabnik has been a portfolio manager with the firm since 1995. He served as a small cap portfolio manager/senior research analyst with Value Line Asset Management for four years prior to joining the firm. He also served as a tax accountant and financial advisor at Morgan Stanley & Co.

UBS is located at One North Wacker Drive, Chicago, Illinois. UBS, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.


--------------------------------------------------------------------------------
12p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.83% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to each of the Subadvisers. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

--------------------------------------------------------------------------------
13p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments, such as options and futures contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Buying and Selling Shares

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.

--------------------------------------------------------------------------------
14p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.


4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.

The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

--------------------------------------------------------------------------------
15p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

-------------------- --------------- -------------- ------------ ---------------
                     Class A         Class B        Class C      Class Y
-------------------- --------------- -------------- ------------ ---------------
Availability         Available to    Available to   Available    Limited to
                     all investors.  all            to all       qualifying
                                     investors.     investors.   institutional
                                                                 investors.
-------------------- --------------- -------------- ------------ ---------------
Initial Sales        Yes. Payable    No. Entire     No. Entire   No. Entire
Charge               at time of      purchase       purchase     purchase
                     purchase.       price is       price is     price is
                     Lower sales     invested in    invested     invested in
                     charge for      shares of      in shares    shares of the
                     larger          the Fund.      of the       Fund.
                     investments.                   Fund.
-------------------- --------------- -------------- ------------ ---------------
Deferred Sales       On purchases    Maximum 5%     1% CDSC      None.
Charge               over            CDSC during    applies if
                     $1,000,000,     the first      you sell
                     1% CDSC         year           your
                     applies if      decreasing     shares
                     you sell your   to 0% after    less than
                     shares less     six years.     one year
                     than one year                  after
                     after                          purchase.
                     purchase.
-------------------- --------------- -------------- ------------ ---------------
Distribution         Yes.* 0.25%     Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
and/or Shareholder
Service Fee
-------------------- --------------- -------------- ------------ ---------------
Conversion to        N/A             Yes,           No.          No.
Class A                              automatically
                                     in ninth
                                     calendar
                                     year of
                                     ownership.
-------------------- --------------- -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine which investment is best for you, consult your financial advisor.

--------------------------------------------------------------------------------
16p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.


You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.


--------------------------------------------------------------------------------
17p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- ----------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- ----------------------------------------
Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors
Act)
--------------------------------------- ----------------------------------------
A revocable living trust                The grantor-trustee (the person who puts
                                        the money into the trust)
--------------------------------------- ----------------------------------------
An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)
--------------------------------------- ----------------------------------------
Sole proprietorship or single-owner     The owner
LLC
--------------------------------------- ----------------------------------------
Partnership or multi-member LLC         The partnership
--------------------------------------- ----------------------------------------
Corporate or LLC electing corporate     The corporation
status on  Form 8832
--------------------------------------- ----------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *   $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

--------------------------------------------------------------------------------
18p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *   $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

--------------------------------------------------------------------------------
19p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                               Sales charge as percentage of:
Total market value               Public offering price*                Net amount invested
Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00

* Offering price includes the sales charge.

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

--------------------------------------------------------------------------------
20p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

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21p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

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22p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

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23p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.


Funds that invest in securities which may trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also


--------------------------------------------------------------------------------
24p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

"Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

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25p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
26p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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27p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another

--------------------------------------------------------------------------------
28p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS
fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.38       $2.80      $ 4.43      $4.13       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.06)       (.04)       (.04)      (.03)         --
Net gains (losses) (both realized and unrealized)                         (.13)       1.62       (1.59)       .33        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.19)       1.58       (1.63)       .30        (.96)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.19       $4.38      $ 2.80      $4.43       $4.13
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $153        $208        $118       $152         $30
Ratio of expenses to average daily net assets(c)                         1.63%       1.64%       1.55%(d)   1.53%(d)    1.50%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (1.29%)     (1.18%)     (1.23%)    (1.02%)      (.03%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (4.34%)     56.43%     (36.79%)     7.29%     (18.86%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.79%, 1.89% and 4.37% for the periods ended March 31, 2003, 2002 and 2001, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


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29p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.28       $2.76      $ 4.39      $4.12       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.10)       (.07)       (.06)      (.04)       (.01)
Net gains (losses) (both realized and unrealized)                         (.12)       1.59       (1.57)       .31        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.22)       1.52       (1.63)       .27        (.97)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.06       $4.28      $ 2.76      $4.39       $4.12
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $71        $102         $58        $71          $8
Ratio of expenses to average daily net assets(c)                         2.40%       2.40%       2.31%(d)   2.31%(d)    2.31%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (2.06%)     (1.94%)     (1.99%)    (1.81%)      (.78%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (5.14%)     55.07%     (37.13%)     6.55%     (19.06%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.55%, 2.65% and 5.51% for the periods ended March 31, 2003, 2002 and 2001, respectively

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
30p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.28       $2.76      $ 4.39      $4.12       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.10)       (.07)       (.06)      (.04)       (.01)
Net gains (losses) (both realized and unrealized)                         (.12)       1.59       (1.57)       .31        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.22)       1.52       (1.63)       .27        (.97)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.06       $4.28      $ 2.76      $4.39       $4.12
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $6          $9          $5         $5          $1
Ratio of expenses to average daily net assets(c)                         2.40%       2.40%       2.31%(d)   2.31%(d)    2.31%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (2.06%)     (1.94%)     (1.99%)    (1.81%)      (.77%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (5.14%)     55.07%     (37.13%)     6.55%     (19.06%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.55%, 2.65% and 5.51% for the periods ended March 31, 2003, 2002 and 2001, respectively

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


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31p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.40       $2.81      $ 4.43      $4.13       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.05)       (.04)       (.03)      (.02)         --
Net gains (losses) (both realized and unrealized)                         (.13)       1.63       (1.59)       .32        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.18)       1.59       (1.62)       .30        (.96)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.22       $4.40      $ 2.81      $4.43       $4.13
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $--         $--         $--        $--         $--
Ratio of expenses to average daily net assets(c)                         1.44%       1.45%       1.37%(d)   1.35%(d)    1.31%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (1.11%)      (.97%)     (1.06%)     (.98%)       .11%(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (4.09%)     56.58%     (36.57%)     7.32%     (18.86%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.61%, 1.71% and 4.07% for the periods ended March 31, 2003, 2002 and 2001, respectively

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
32p   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3956

Ticker Symbol
Class A: AXSCX    Class B:ASGBX
Class C: APRCX    Class Y:--

(logo)
AMERICAN
 EXPRESS
(R)

American Express Partners Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6301-99 G (5/05)

                      AXP(R) Partners Small Cap Growth Fund

                   Supplement to the May 27, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                        Class I
Management fees(a)                                                   0.83%
Distribution (12b-1) fees                                            0.00%
Other expenses(b)                                                    0.24%
Total(c)                                                             1.07%

(a) Includes the impact of a performance incentive adjustment fee that decreased the Fund's management fee by 0.09% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.


(c) American Express Financial Corporation (AEFC) and its affiliates have contractually agreed to waive certain fees and to absorb certain other Fund expenses until March 31, 2006, unless sooner terminated at the discreion of the Fund's Board of Directors. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.20% for Class I.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                              1 year      3 years     5 years   10 years
Class I                        $109        $341        $591      $1,310

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004(b)
Net asset value, beginning of period                                     $4.40       $4.52
                                                                         -----       -----
Income from investment operations:
Net investment income (loss)                                              (.05)       (.03)
Net gains (losses) (both realized and unrealized)                         (.12)       (.09)
                                                                         -----       -----
Total from investment operations                                          (.17)       (.12)
                                                                         -----       -----
Net asset value, end of period                                           $4.23       $4.40
                                                                         -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $6          $1
Ratio of expenses to average daily net assets(c)                         1.07%       1.18%(d),(e)
Ratio of net investment income (loss) to average daily net assets        (.72%)      (.49%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%
Total return(f)                                                         (3.86%)     (2.65%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class I would have been 1.56% for the period ended March 31, 2004.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.





                                                              S-6301-79 G (5/05)

AXP(R)
  Small Cap
      Advantage
          Fund

AXP Small Cap Advantage Fund seeks to provide shareholders with long-term capital growth.

Prospectus
May 27, 2005

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                 (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                    3p

Goal                                                        3p

Principal Investment Strategies                             3p

Principal Risks                                             4p

Past Performance                                            5p

Fees and Expenses                                           7p

Investment Manager                                          8p

Other Securities and
   Investment Strategies                                   10p

Buying and Selling Shares                                  11p

Valuing Fund Shares                                        11p

Investment Options                                         12p

Purchasing Shares                                          13p


Transactions Through Third Parties                         16p


Sales Charges                                              16p

Exchanging/Selling Shares                                  20p

Distributions and Taxes                                    25p

Financial Highlights                                       27p

CORPORATE REORGANIZATION


On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreement will remain in place.


--------------------------------------------------------------------------------
2p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP Small Cap Advantage Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for the Fund's overall administration and oversight of the subadviser. The Fund's assets are managed in part by AEFC and in part by Kenwood Capital Management LLC (Kenwood) (the Subadviser), an indirect subsidiary of AEFC.

AEFC and Kenwood manage the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.

Kenwood

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

o  The stock becomes expensive relative to other stocks in the sector.

o  The company's financial performance fails to meet expectations.

AEFC

AEFC buys stocks based on quantitative analysis of valuation, momentum, and quality adjusted valuation. In selecting securities for the Fund, AEFC chooses companies with:

o  Attractive valuations and the potential for earnings growth.

o  Improving outlook, based on analysis of return patterns over time.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o  The security is overvalued relative to other potential investments.

o  The company does not meet AEFC's performance expectations.

--------------------------------------------------------------------------------
3p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small and Medium Company Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk

An issuer, or the value of its stocks, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
4p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

(bar chart)

                               CLASS A PERFORMANCE
                            (based on calendar years)


                      2000        2001       2002        2003        2004
                     +4.01%      -6.47%     -17.50%     +48.25%     +18.78%

During the period shown in the bar chart, the highest return for a calendar quarter was +22.19% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.60% (quarter ended Sept. 30, 2002).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2005 was +2.25%.


--------------------------------------------------------------------------------
5p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)

                                                                                   Since                Since
                                                    1 year        5 years    inception (A,B,Y)      inception (C)
Small Cap Advantage:
   Class A
      Return before taxes                           +11.95%       +5.90%         +7.59%(a)               N/A
      Return after taxes on distributions           +11.56%       +5.37%         +7.08%(a)               N/A
      Return after taxes on distributions
      and sale of fund shares                        +8.27%       +4.77%         +6.28%(a)               N/A
   Class B
      Return before taxes                           +13.85%       +6.18%         +7.76%(a)               N/A
   Class C
      Return before taxes                           +17.85%         N/A             N/A               +5.82%(b)
   Class Y
      Return before taxes                           +18.78%       +7.33%         +8.87%(a)               N/A
Russell 2000(R) Index (reflects no deduction
for fees, expenses or taxes)                        +18.33%       +6.61%         +8.89%(c)            +6.66%(d)
Lipper Small-Cap Core Funds Index                   +18.37%       +9.06%         +8.84%(c)            +8.13%(d)


(a) Inception date was May 4, 1999.

(b) Inception date was June 26, 2000.

(c) Measurement period started June 1, 1999.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
6p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the Russell 3000 total market capitalization.


The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                              Class A   Class B   Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                            5.75%     none      none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none(b)    5%       1%(c)      none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(d)                             0.72%    0.72%    0.72%    0.72%
Distribution (12b-1) fees                      0.25%    1.00%    1.00%    0.00%
Other expenses(e)                              0.33%    0.35%    0.35%    0.40%
Total                                          1.30%    2.07%    2.07%    1.12%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.01% for the most recent fiscal year.


(e) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
7p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:


                                              1 year     3 years    5 years    10 years
Class A(a)                                    $700        $964      $1,248      $2,057
Class B                                       $610(b)     $949(b)   $1,214(b)   $2,207(c)
Class C                                       $210        $649      $1,114      $2,405
Class Y                                       $114        $356      $  618      $1,368


(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                              1 year     3 years    5 years    10 years
Class A(a)                                    $700        $964      $1,248      $2,057
Class B                                       $210        $649      $1,114      $2,207(b)
Class C                                       $210        $649      $1,114      $2,405
Class Y                                       $114        $356      $  618      $1,368


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER


Kenwood

Jake Hurwitz, CFA, Co-Portfolio Manager


o  Managed the Fund since 1999.

o  Principal of Kenwood Capital Management LLC, since 1998.

o Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), 1991 to 1998.

o  Began investment career in 1979.

o  MA, University of California; MBA, New York University.

Kent Kelley, CFA, Co-Portfolio Manager

o  Managed the Fund since 1999.

o  Principal of Kenwood Capital Management LLC, since 1998.

o  Chief Executive Officer, TIMCO, 1995 to 1998.

o  Began investment career in 1978.

o  MA, Yale University.

--------------------------------------------------------------------------------
8p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Kenwood, an indirect subsidiary of AEFC, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, subadvises the Fund's assets.


AEFC


Dimitris J. Bertsimas, Senior Portfolio Manager

o  Managed the Fund since July 2004.

o  Joined AEFC as a portfolio manager in 2002.

o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o  MS and Ph.D., MIT.


Jonathan Calvert, CFA, Portfolio Manager


o  Managed the Fund since July 2004.

o  Joined AEFC in 2003.

o Partner and Director of Quantitative Trading Research, Grantham, Mayo, van Otterloo LLC (GMO), 1992 to 2003.

o  Began investment career in 1992.


o  Bachelor of Mathematics, University of Waterloo, Canada.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.


AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.72% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. AEFC, in turn, pays a portion of this fee to the Subadviser. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries


--------------------------------------------------------------------------------
9p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS
also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.

AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, and debt securities. Additionally, the Fund may use derivative instruments, such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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10p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Buying and Selling Shares

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

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11p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.


4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.

The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                     Class A         Class B        Class C      Class Y
-------------------- --------------- -------------- ------------ ---------------
Availability         Available to    Available to   Available    Limited to
                     all investors.  all            to all       qualifying
                                     investors.     investors.   institutional
                                                                 investors.
-------------------- --------------- -------------- ------------ ---------------
Initial Sales        Yes. Payable    No. Entire     No. Entire   No. Entire
Charge               at time of      purchase       purchase     purchase
                     purchase.       price is       price is     price is
                     Lower sales     invested in    invested     invested in
                     charge for      shares of      in shares    shares of the
                     larger          the Fund.      of the       Fund.
                     investments.                   Fund.
-------------------- --------------- -------------- ------------ ---------------
Deferred Sales       On purchases    Maximum 5%     1% CDSC      None.
Charge               over            CDSC during    applies if
                     $1,000,000,     the first      you sell
                     1% CDSC         year           your
                     applies if      decreasing     shares
                     you sell your   to 0% after    less than
                     shares less     six years.     one year
                     than one year                  after
                     after                          purchase.
                     purchase.
-------------------- --------------- -------------- ------------ ---------------
Distribution         Yes.* 0.25%     Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
and/or Shareholder
Service Fee
-------------------- --------------- -------------- ------------ ---------------
Conversion to        N/A             Yes,           No.          No.
Class A                              automatically
                                     in ninth
                                     calendar
                                     year of
                                     ownership.
-------------------- --------------- -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

--------------------------------------------------------------------------------
12p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine which investment is best for you, consult your financial advisor.

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.

To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.


If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

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13p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- ----------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- ----------------------------------------
Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors
Act)
--------------------------------------- ----------------------------------------
A revocable living trust                The grantor-trustee (the person who puts
                                        the money into the trust)
--------------------------------------- ----------------------------------------
An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)
--------------------------------------- ----------------------------------------
Sole proprietorship or single-owner     The owner
LLC
--------------------------------------- ----------------------------------------
Partnership or multi-member LLC         The partnership
--------------------------------------- ----------------------------------------
Corporate or LLC electing corporate     The corporation
status on  Form 8832
--------------------------------------- ----------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

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14p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

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15p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                               Sales charge as percentage of:
Total market value               Public offering price*                Net amount invested
Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00

* Offering price includes the sales charge.

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

--------------------------------------------------------------------------------
16p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

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17p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

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18p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:                 The CDSC percentage rate is:
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
19p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

--------------------------------------------------------------------------------
20p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiences in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

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21p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

--------------------------------------------------------------------------------
22p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100
Maximum sale amount:          $100,000

--------------------------------------------------------------------------------
23p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o  Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

--------------------------------------------------------------------------------
24p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

--------------------------------------------------------------------------------
25p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
26p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001
Net asset value, beginning of period                                     $6.77       $4.10      $ 5.43      $4.79     $6.07
                                                                         -----       -----      ------      -----     -----
Income from investment operations:
Net investment income (loss)                                              (.05)       (.03)       (.02)      (.02)     (.01)
Net gains (losses) (both realized and unrealized)                          .52        2.70       (1.31)       .66      (.98)
                                                                         -----       -----      ------      -----     -----
Total from investment operations                                           .47        2.67       (1.33)       .64      (.99)
                                                                         -----       -----      ------      -----     -----
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----     -----
Net asset value, end of period                                           $7.07       $6.77      $ 4.10      $5.43     $4.79
                                                                         -----       -----      ------      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $622        $594        $272       $414      $352
Ratio of expenses to average daily net assets(b)                         1.30%       1.36%       1.38%      1.25%     1.25%
Ratio of net investment income (loss) to average daily net assets        (.63%)      (.58%)      (.38%)     (.31%)    (.11%)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(c)                                                          6.90%      65.12%     (24.49%)    13.36%   (16.59%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
27p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001
Net asset value, beginning of period                                     $6.51       $3.97      $ 5.31      $4.72    $ 6.03
                                                                         -----       -----      ------      -----    ------
Income from investment operations:
Net investment income (loss)                                              (.10)       (.07)       (.05)      (.05)     (.04)
Net gains (losses) (both realized and unrealized)                          .51        2.61       (1.29)       .64      (.98)
                                                                         -----       -----      ------      -----    ------
Total from investment operations                                           .41        2.54       (1.34)       .59     (1.02)
                                                                         -----       -----      ------      -----    ------
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----    ------
Net asset value, end of period                                           $6.75       $6.51      $ 3.97      $5.31    $ 4.72
                                                                         -----       -----      ------      -----    ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $234        $267        $141       $221      $184
Ratio of expenses to average daily net assets(b)                         2.07%       2.13%       2.14%      2.02%     2.02%
Ratio of net investment income (loss) to average daily net assets       (1.40%)     (1.34%)     (1.15%)    (1.08%)    (.88%)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(c)                                                          6.25%      63.98%     (25.24%)    12.50%   (17.21%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
28p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001(b)
Net asset value, beginning of period                                     $6.51       $3.98      $ 5.31      $4.72     $5.92
                                                                         -----       -----      ------      -----     -----
Income from investment operations:
Net investment income (loss)                                              (.09)       (.06)       (.05)      (.05)     (.01)
Net gains (losses) (both realized and unrealized)                          .50        2.59       (1.28)       .64      (.90)
                                                                         -----       -----      ------      -----     -----
Total from investment operations                                           .41        2.53       (1.33)       .59      (.91)
                                                                         -----       -----      ------      -----     -----
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----     -----
Net asset value, end of period                                           $6.75       $6.51      $ 3.98      $5.31     $4.72
                                                                         -----       -----      ------      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $12         $12          $5         $5        $2
Ratio of expenses to average daily net assets(c)                         2.07%       2.13%       2.17%      2.04%     2.02%(d)
Ratio of net investment income (loss) to average daily net assets       (1.40%)     (1.36%)     (1.16%)    (1.10%)    (.84%)(d)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(e)                                                          6.25%      63.57%     (25.05%)    12.50%   (15.67%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


--------------------------------------------------------------------------------
29p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001
Net asset value, beginning of period                                     $6.82       $4.12      $ 5.46      $4.81     $6.08
                                                                         -----       -----      ------      -----     -----
Income from investment operations:
Net investment income (loss)                                              (.03)       (.02)       (.02)      (.01)      .01
Net gains (losses) (both realized and unrealized)                          .52        2.72       (1.32)       .66      (.99)
                                                                         -----       -----      ------      -----     -----
Total from investment operations                                           .49        2.70       (1.34)       .65      (.98)
                                                                         -----       -----      ------      -----     -----
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----     -----
Net asset value, end of period                                           $7.14       $6.82      $ 4.12      $5.46     $4.81
                                                                         -----       -----      ------      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $1         $--         $--        $--       $--
Ratio of expenses to average daily net assets(b)                         1.12%       1.20%       1.16%      1.08%     1.12%
Ratio of net investment income (loss) to average daily net assets        (.46%)      (.40%)      (.27%)     (.14%)    (.05%)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(c)                                                          7.14%      65.53%     (24.54%)    13.51%   (16.39%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
30p   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3956

Ticker Symbol
Class A: ASAAX    Class B:ASABX
Class C: ADVCX    Class Y:--

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6427-99 J (5/05)

                         AXP(R) Small Cap Advantage Fund

                   Supplement to the May 27, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                        Class I
Management fees(a)                                                   0.72%
Distribution (12b-1) fees                                            0.00%
Other expenses(b)                                                    0.12%
Total                                                                0.84%

(a) Includes the impact of a performance incentive adjustment fee that increased the Fund's management fee by 0.01% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                     1 year           3 years           5 years         10 years
Class I                $86             $268              $467            $1,041

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004(b)
Net asset value, beginning of period                                     $6.82       $6.92
                                                                         -----       -----
Income from investment operations:
Net investment income (loss)                                              (.03)       (.01)
Net gains (losses) (both realized and unrealized)                          .55        (.09)
                                                                         -----       -----
Total from investment operations                                           .52        (.10)
                                                                         -----       -----
Less distributions:
Distributions from realized gains                                         (.17)         --
                                                                         -----       -----
Net asset value, end of period                                           $7.17       $6.82
                                                                         -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $6          $1
Ratio of expenses to average daily net assets(c)                          .84%        .96%(d)
Ratio of net investment income (loss) to average daily net assets        (.19%)      (.12%)(d)
Portfolio turnover rate (excluding short-term securities)                 101%        110%
Total return(e)                                                          7.58%      (1.44%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


                                                              S-6427-79 J (5/05)

AXP(R)
  Strategy
      Aggressive
          Fund

AXP Strategy Aggressive Fund seeks to provide shareholders with long-term growth of capital.

Prospectus

May 27, 2005

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                 (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                           3p

Goal                                               3p

Principal Investment Strategies                    3p

Principal Risks                                    4p

Past Performance                                   5p

Fees and Expenses                                  7p

Investment Manager                                 8p

Other Securities and Investment Strategies        10p

Buying and Selling Shares                         10p

Valuing Fund Shares                               11p

Investment Options                                11p

Purchasing Shares                                 13p

Transactions Through Third Parties                15p


Sales Charges                                     16p

Exchanging/Selling Shares                         20p

Distributions and Taxes                           25p

Financial Highlights                              27p


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.

--------------------------------------------------------------------------------
2p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

The Fund

GOAL

AXP Strategy Aggressive Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:

o Considering opportunities and risks within growing industries and new technologies.

o  Selecting companies that AEFC believes have aggressive growth prospects.

o  Identifying small and medium companies with:

   o effective management,

   o financial strength, and

   o competitive market position.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   o The security is overvalued relative to alternative investments.

   o The security has reached AEFC's price objective.

   o The company's characteristics change.

   o The company has met AEFC's earnings and/or growth expectations.

   o Political, economic, or other events could affect the company's performance.

   o AEFC wishes to minimize potential losses.

   o AEFC wishes to lock-in profits.

   o AEFC identifies a more attractive opportunity.

   o The company or the security continues to meet the other standards described above.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities or debt obligations than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

--------------------------------------------------------------------------------
3p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Small and Medium Company Risk

   Issuer Risk

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
4p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o  how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS B PERFORMANCE
                            (based on calendar years)

+35.03% +18.19% +14.70% +18.37% +71.94% -19.09% -33.47% -32.70% +26.42% +8.16%
  1995    1996    1997    1998    1999    2000    2001    2002    2003   2004


During the period shown in the bar chart, the highest return for a calendar quarter was +54.73% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -28.85% (quarter ended March 31, 2001).


The CDSC applicable to Class B shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class B year-to-date return at March 31, 2005 was -0.33%.


--------------------------------------------------------------------------------
5p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Average Annual Total Returns (at Dec. 31, 2004)
                                                                                                 Since            Since
                                                    1 year      5 years       10 years      inception (A&Y)   inception (C)
Strategy Aggressive:
     Class A
         Return before taxes                        +2.80%      -13.46%          N/A           +5.99%(a)           N/A
     Class B
         Return before taxes                        +4.16%      -13.23%         +6.32%            N/A              N/A
         Return after taxes on distributions        +8.16%      -14.74%         +3.97%            N/A              N/A
         Return after taxes on distributions
         and sale of fund shares                    +2.70%      -11.21%         +4.86%            N/A              N/A
     Class C
         Return before taxes                        +8.16%        N/A            N/A              N/A          -14.62%(b)
     Class Y
         Return before taxes                        +9.26%      -12.27%          N/A           +6.79%(a)           N/A
Russell MidCap(R) Growth Index (reflects
no deduction for fees, expenses or taxes)          +15.48%       -3.36%        +11.23%        +10.37%(c)        -6.15%(d)
Lipper Mid-Cap Growth Funds Index                  +14.03%       -6.07%         +9.68%         +9.19%(c)        -7.59%(d)


(a) Inception date was March 20, 1995.

(b) Inception date was June 26, 2000.

(c) Measurement period started April 1, 1995.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class A and Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class B, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses.

After-Tax Returns

After-tax returns are shown only for Class B shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there are no distributions or if the distributions are small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
6p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

For purposes of this calculation we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


The Russell MidCap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.


The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                    Class A    Class B    Class C   Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  5.75%      none       none      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)     5%        1%(c)     none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B  Class C  Class Y
Management fees(d)                             0.48%    0.48%    0.48%    0.48%
Distribution (12b-1) fees                      0.25%    1.00%    1.00%    0.00%
Other expenses(e)                              0.49%    0.52%    0.52%    0.55%
Total                                          1.22%    2.00%    2.00%    1.03%


(a) This charge may be reduced depending on the value of your total investments in American Express Funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.12% for the most recent fiscal year.


(e) Other expenses include an administrative services fee, a shareholder service fee for Class Y, a transfer agency fee and other nonadvisory expenses.

--------------------------------------------------------------------------------
7p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. Also assume that the operating expenses remain the same each year. You would pay the following expenses if you redeemed all of your shares at the end of the time periods indicated:


                                             1 year     3 years    5 years    10 years
Class A(a)                                    $692        $940      $1,208      $1,972
Class B                                       $603(b)     $928(b)   $1,179(b)   $2,130(c)
Class C                                       $203        $628      $1,079      $2,332
Class Y                                       $105        $328      $  570      $1,264


(a) Includes a 5.75% sales charge.

(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 year     3 years    5 years    10 years
Class A(a)                                    $692        $940      $1,208      $1,972
Class B                                       $203        $628      $1,079      $2,130(b)
Class C                                       $203        $628      $1,079      $2,332
Class Y                                       $105        $328      $  570      $1,264


(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

Paul Rokosz, CFA, Portfolio Manager

o  Managed the Fund since 2002.

o  Joined AEFC in 1998.

o  Senior Analyst, Putnam Investments, 1996 to 1998.

o  Began investment career in 1986.

o  MBA, University of Chicago Graduate School of Business.


The Statement of Additional Information (SAI) provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.


--------------------------------------------------------------------------------
8p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

AEFC


The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.48% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. In certain circumstances, the Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


AEFC also serves as investment manager to the AXP Portfolio Builder Series funds, a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other AXP Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the AXP Portfolio Builder Series funds. Although AEFC seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the AXP Portfolio Builder Series funds. In addition, because the AXP Portfolio Builder Series funds may own a substantial portion of the Fund, a redemption by the AXP Portfolio Builder Series funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. AEFC monitors expense levels and is committed to offering funds that are competitively priced. AEFC will report to the Fund's Board of Directors on the steps it has taken to manage any potential conflicts.

The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

--------------------------------------------------------------------------------
9p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, debt obligations rated B or higher, and convertible securities. Additionally, the Fund may use derivative instruments, such as futures, options, and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

Portfolio Holdings Disclosure

The Fund's Board of Directors has adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Buying and Selling Shares

The public offering price for Class A shares of the Fund is the net asset value (NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Orders in good form are priced at the NAV next determined after your order is placed with the Distributor or with authorized third parties. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through an authorized third party, consult that firm to determine its procedures for accepting and processing orders. The third party may charge a fee for its services.

--------------------------------------------------------------------------------
10p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.


3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00%. Shares redeemed less than one year after purchase are subject to a CDSC.


4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder service fee of 0.10%. Please see the SAI for information on eligibility to purchase Class Y shares.

The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

--------------------------------------------------------------------------------
11p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                        Class A      Class B        Class C      Class Y
----------------------- ------------ -------------- ------------ ---------------
Availability            Available    Available to   Available    Limited to
                        to all       all            to all       qualifying
                        investors.   investors.     investors.   institutional
                                                                 investors.
----------------------- ------------ -------------- ------------ ---------------
Initial Sales Charge    Yes.         No. Entire     No. Entire   No. Entire
                        Payable at   purchase       purchase     purchase
                        time of      price is       price is     price is
                        purchase.    invested in    invested     invested in
                        Lower        shares of      in shares    shares of the
                        sales        the Fund.      of the       Fund.
                        charge for                  Fund.
                        larger
                        investments.
----------------------- ------------ -------------- ------------ ---------------
Deferred Sales Charge   On           Maximum 5%     1% CDSC      None.
                        purchases    CDSC during    applies if
                        over         the first      you sell
                        $1,000,000,  year           your
                        1% CDSC      decreasing     shares
                        applies if   to 0% after    less than
                        you sell     six years.     one year
                        your                        after
                        shares                      purchase.
                        less than
                        one year
                        after
                        purchase.
----------------------- ------------ -------------- ------------ ---------------
Distribution and/or     Yes.* 0.25%  Yes.* 1.00%    Yes.* 1.00%  Yes.  0.10%
Shareholder Service
Fee
----------------------- ------------ -------------- ------------ ---------------
Conversion to Class A   N/A          Yes,           No.          No.
                                     automatically
                                     in ninth
                                     calendar
                                     year of
                                     ownership.
----------------------- ------------ -------------- ------------ ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine which investment is best for you, consult your financial advisor.

--------------------------------------------------------------------------------
12p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

PURCHASING SHARES


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person.

As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and social security or taxpayer identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial institution through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial institution through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
13p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- ---------------------------------------------
Individual or joint account        The individual or one of the owners listed
                                   on the joint account
---------------------------------- ---------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- ---------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- ---------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- ---------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- ---------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- ---------------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8832
---------------------------------- ---------------------------------------------
Association, club or tax-exempt    The organization
organization

---------------------------------- ---------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

--------------------------------------------------------------------------------
14p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for direct at fund accounts.

 ** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other information related to buying or selling shares, please refer to the appropriate section in the prospectus.

--------------------------------------------------------------------------------
15p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                               Sales charge as percentage of:
Total market value               Public offering price*                Net amount invested
Up to $49,999                               5.75%                               6.10%
$50,000-$99,999                             4.75                                4.99
$100,000-$249,999                           3.50                                3.63
$250,000-$499,999                           2.50                                2.56
$500,000-$999,999                           2.00                                2.04
$1,000,000 or more                          0.00                                0.00

* Offering price includes the sales charge.

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

--------------------------------------------------------------------------------
16p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o  Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

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17p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within the University of Texas System ORP,

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18p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.americanexpress.com/funds and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

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19p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the portfolio manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

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20p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See also "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.


The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

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21p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

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22p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

--------------------------------------------------------------------------------
23p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

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24p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

--------------------------------------------------------------------------------
25p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
26p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                            2005      2004        2003        2002       2001
Net asset value, beginning of period                                    $10.93    $ 8.49      $12.11      $13.43    $ 37.03
                                                                        ------   -------      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.11)     (.11)       (.11)       (.04)      (.05)
Net gains (losses) (both realized and unrealized)                          .61      2.55       (3.51)      (1.28)    (17.20)
                                                                        ------   -------      ------      ------    -------
Total from investment operations                                           .50      2.44       (3.62)      (1.32)    (17.25)
                                                                        ------   -------      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------   -------      ------      ------    -------
Net asset value, end of period                                          $11.43    $10.93      $ 8.49      $12.11    $ 13.43
                                                                        ------   -------      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $453      $587        $526        $936     $1,088
Ratio of expenses to average daily net assets(b)                         1.22%     1.27%       1.28%       1.09%      1.10%
Ratio of net investment income (loss) to average daily net assets        (.86%)   (1.00%)     (1.02%)      (.29%)     (.26%)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(c)                                                          4.57%    28.74%     (29.89%)     (9.83%)   (50.27%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
27p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                           2005      2004        2003        2002       2001
Net asset value, beginning of period                                    $ 9.80     $7.67      $11.02      $12.33    $ 35.06
                                                                        ------     -----      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.20)     (.18)       (.18)       (.14)      (.20)
Net gains (losses) (both realized and unrealized)                          .56      2.31       (3.17)      (1.17)    (16.18)
                                                                        ------     -----      ------      ------    -------
Total from investment operations                                           .36      2.13       (3.35)      (1.31)    (16.38)
                                                                        ------     -----      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------     -----      ------      ------    -------
Net asset value, end of period                                          $10.16     $9.80      $ 7.67      $11.02    $ 12.33
                                                                        ------     -----      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $151      $234        $241        $553       $794
Ratio of expenses to average daily net assets(b)                         2.00%     2.05%       2.05%       1.86%      1.86%
Ratio of net investment income (loss) to average daily net assets       (1.65%)   (1.78%)     (1.80%)     (1.04%)    (1.03%)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(c)                                                          3.67%    27.77%     (30.40%)    (10.62%)   (50.63%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
28p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005      2004        2003        2002       2001(b)
Net asset value, beginning of period                                    $ 9.80     $7.67      $11.03      $12.33    $ 30.40
                                                                        ------     -----      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.20)     (.18)       (.17)       (.13)      (.07)
Net gains (losses) (both realized and unrealized)                          .56      2.31       (3.19)      (1.17)    (11.65)
                                                                        ------     -----      ------      ------    -------
Total from investment operations                                           .36      2.13       (3.36)      (1.30)    (11.72)
                                                                        ------     -----      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------     -----      ------      ------    -------
Net asset value, end of period                                          $10.16     $9.80      $ 7.67      $11.03    $ 12.33
                                                                        ------     -----      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $2        $2          $2          $4         $3
Ratio of expenses to average daily net assets(c)                         2.00%     2.05%       2.08%       1.89%      1.86%(d)
Ratio of net investment income (loss) to average daily net assets       (1.65%)   (1.78%)     (1.83%)     (1.12%)     (.84%)(d)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(e)                                                          3.67%    27.77%     (30.46%)    (10.54%)   (43.07%)(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.


--------------------------------------------------------------------------------
29p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                            2005      2004        2003        2002       2001
Net asset value, beginning of period                                    $11.13    $ 8.63      $12.28      $13.60    $ 37.33
                                                                        ------    ------      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.09)     (.10)       (.09)       (.01)      (.01)
Net gains (losses) (both realized and unrealized)                          .62      2.60       (3.56)      (1.31)    (17.37)
                                                                        ------    ------      ------      ------    -------
Total from investment operations                                           .53      2.50       (3.65)      (1.32)    (17.38)
                                                                        ------    ------      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------    ------      ------      ------    -------
Net asset value, end of period                                          $11.66    $11.13      $ 8.63      $12.28    $ 13.60
                                                                        ------    ------      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $2        $2          $1          $4         $4
Ratio of expenses to average daily net assets(b)                         1.03%     1.08%       1.07%        .91%       .96%
Ratio of net investment income (loss) to average daily net assets        (.68%)    (.81%)      (.82%)      (.13%)     (.03%)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(c)                                                          4.76%    28.97%     (29.72%)     (9.77%)   (50.21%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
30p   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3956

Ticker Symbol
Class A: ISAAX    Class B:INAGX
Class C: ASACX    Class Y:ASAYX

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6381-99 R (5/05)

                         AXP(R) Strategy Aggressive Fund

                   Supplement to the May 27, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to July 15, 2004 may be calculated based on the performance of Class B, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class B performance for periods before July 15, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                      Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                     none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                 none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                           Class I
Management fees(a)                                                      0.48%
Distribution (12b-1) fees                                               0.00%
Other expenses(b)                                                       0.14%
Total                                                                   0.62%

(a) Includes the impact of a performance incentive adjustment fee that decreased the Fund's management fee by 0.12% for the most recent fiscal year.


(b) Other expenses include an administrative services fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                              1 year      3 years     5 years   10 years
Class I                         $63        $199        $346       $778


BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by American Express Financial Advisors Inc. (AEFA), if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other American Express Funds.

In addition, AEFA, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, redeem or exchange Class I shares only through AEFA (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another American Express Fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                          2005(b)
Net asset value, beginning of period                                  $10.88
                                                                      ------
Income from investment operations:
Net investment income (loss)                                            (.03)
Net gains (losses) (both realized and unrealized)                        .85
                                                                      ------
Total from investment operations                                         .82
                                                                      ------
Net asset value, end of period                                        $11.70
                                                                      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $--
Ratio of expenses to average daily net assets(c)                        .62%(d)
Ratio of net investment income (loss) to average daily net assets      (.24%)(d)
Portfolio turnover rate (excluding short-term securities)                35%
Total return(e)                                                        7.54%(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was July 15, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.


                                                              S-6381-79 R (5/05)

                          AXP(R) STRATEGY SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       AXP(R) EQUITY VALUE FUND (the Fund)

                                  MAY 27, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.   3

Fundamental Investment Policies                                      p.   4

Investment Strategies and Types of Investments                       p.   5

Information Regarding Risks and Investment Strategies                p.   6

Securities Transactions                                              p.  23


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.  25

Valuing Fund Shares                                                  p.  26

Portfolio Holdings Disclosure                                        p.  26

Proxy Voting                                                         p.  28

Investing in the Fund                                                p.  29


Selling Shares                                                       p.  31

Pay-out Plans                                                        p.  31


Capital Loss Carryover                                               p.  32


Taxes                                                                p.  32


Agreements                                                           p.  34

Organizational Information                                           p.  38

Board Members and Officers                                           p.  42

Control Persons and Principal Holders of Securities                  p.  46

Independent Registered Public Accounting Firm                        p.  46

Appendix: Description of Ratings                                     p.  47


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.

--------------------------------------------------------------------------------
2   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                    Market price           Shares
investment                                  of a share           acquired
  $100                                         $ 6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments         Allowable for the Fund?
Agency and Government Securities                                 yes
Borrowing                                                        yes
Cash/Money Market Instruments                                    yes
Collateralized Bond Obligations                                  yes
Commercial Paper                                                 yes
Common Stock                                                     yes
Convertible Securities                                           yes
Corporate Bonds                                                  yes
Debt Obligations                                                 yes
Depositary Receipts                                              yes
Derivative Instruments (including Options and Futures)           yes
Exchange-Traded Funds                                            yes
Foreign Currency Transactions                                    yes
Foreign Securities                                               yes
Funding Agreements                                               yes


High-Yield (High-Risk) Debt Securities (Junk Bonds)              yes


Illiquid and Restricted Securities                               yes
Indexed Securities                                               yes
Inflation Protected Securities                                   yes
Inverse Floaters                                                 no
Investment Companies                                             yes
Lending of Portfolio Securities                                  yes
Loan Participations                                              yes
Mortgage- and Asset-Backed Securities                            yes
Mortgage Dollar Rolls                                            no
Municipal Obligations                                            yes
Preferred Stock                                                  yes
Real Estate Investment Trusts                                    yes
Repurchase Agreements                                            yes
Reverse Repurchase Agreements                                    yes
Short Sales                                                      no
Sovereign Debt                                                   yes
Structured Products                                              yes
Swap Agreements                                                  no
Variable- or Floating-Rate Securities                            yes
Warrants                                                         yes
When-Issued Securities and Forward Commitments                   yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities             yes

--------------------------------------------------------------------------------
5   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

The following are guidelines that may be changed by the board at any time:

o The Fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality). Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

o The Fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell securities short, except the Fund may make margin payments in connection with transactions in futures contracts.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

--------------------------------------------------------------------------------
6   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

--------------------------------------------------------------------------------
7   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents

--------------------------------------------------------------------------------
8   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND
the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

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Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

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Options and forward contracts are considered to be the basic "building blocks"
of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

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Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a

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futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

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This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received. Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange

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participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently

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informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality

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and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these

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securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.


Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or

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a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

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Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

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Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

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21   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

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22   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.


When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and


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23   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND
brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $858,846 for fiscal year ended March 31, 2005, $1,852,684 for fiscal year 2004, and $2,826,803 for fiscal year 2003. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund except for the affiliates as noted in the next section.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                              Value of securities
Name of issuer                             owned at end of fiscal year
Citigroup                                          $39,340,476
JP Morgan Chase & Co.                                8,513,814
Lehman Brothers Holdings                            20,705,784
Merrill Lynch & Co.                                 17,608,260
Morgan Stanley                                      18,497,475

The portfolio turnover rate was 25% in the most recent fiscal year, and 39% in the year before.


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24   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

As of the end of fiscal year                                      2005                             2004               2003
                                                                               Percent of
                                                                            aggregate dollar
                                                                                amount of
                                         Aggregate dollar      Percent of     transactions   Aggregate dollar   Aggregate dollar
                                             amount of          aggregate       involving        amount of          amount of
                          Nature of         commissions         brokerage      payment of       commissions        commissions
Broker                   affiliation      paid to broker       commissions     commissions    paid to broker     paid to broker
American Enterprise     Wholly-owned         $10,142*             1.18%           1.64%          $14,787*            $5,415*
Investment              subsidiary of
Services Inc.           AEFC


* Represents brokerage clearing fees.

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25   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $864,772,364        divided by             85,483,171           equals                  $10.12
Class B                 275,043,516                               27,137,439                                    10.14
Class C                   3,418,344                                  339,746                                    10.06
Class I                      10,834                                    1,070                                    10.13
Class Y                   7,588,846                                  749,495                                    10.13


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed,

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26   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND
except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.


From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation entities identified by name in the Fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

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27   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Glass Lewis & Co. AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o  On the website accessible through www.americanexpress.com/funds


o On a website maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

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28   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class I and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $10.12, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $10.74. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:
                                                                               Sales charge as a percentage of:
Total market value                                               Public offering price                    Net amount invested
Up to $49,999                                                               5.75%                                    6.10%
$50,000-$99,999                                                             4.75                                     4.99
$100,000-$249,999                                                           3.50                                     3.63
$250,000-$499,999                                                           2.50                                     2.56
$500,000-$999,999                                                           2.00                                     2.04
$1,000,000 or more                                                          0.00                                     0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                                                                    Number of participants
Total plan assets                                                          1-99                                  100 or more
Less than $1 million                                                        4%                                       0%
$1 million or more                                                          0%                                       0%

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

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29   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing an LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. An LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

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30   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

--------------------------------------------------------------------------------
31   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $225,502,046 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                                  2011                      2012
                              $183,326,800               $42,175,246

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 100% of the Fund's net investment income dividends qualified for the corporate deduction.


Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated

--------------------------------------------------------------------------------
32   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND
in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 100%.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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33   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                     Annual rate at each asset level
First    $0.50                                      0.530%
Next      0.50                                      0.505
Next      1.00                                      0.480
Next      1.00                                      0.455
Next      3.00                                      0.430
Over      6.00                                      0.400


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.513% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Before the fee based on the asset charge is paid, it is adjusted for the Fund's investment performance relative to the Lipper Large-Cap Value Funds Index (Index). If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
difference        Adjustment rate

0.00%-0.50%       0

0.50%-1.00%       6 basis points times the performance difference over 0.50%
                  (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%       3 basis points, plus 3 basis points times the performance
                  difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%       6 basis points, plus 2 basis points times the performance
                  difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%       10 basis points, plus 1 basis point times the performance
                  difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more     12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment increased the fee by $817,917 for fiscal year 2005.

The management fee is paid monthly. Under the agreement, the total amount paid was $6,836,800 for fiscal year 2005, $6,126,938 for fiscal year 2004, and $5,929,794 for fiscal year 2003.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $465,953 for fiscal year 2005, $493,392 for fiscal year 2004, and $514,413 for fiscal year 2003.


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34   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in the meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group, and AEFC senior management is taking action intended to address the below median performance.

o the portfolio manager AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making as assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the one-year period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interests of the shareholders.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.

Portfolio Managers.

The Portfolio Managers of the Fund are Warren Spitz, Steve Schroll, and Laton Spahr. They are the persons primarily responsible for investing the Fund's assets on a daily basis.

Other Accounts Managed

As of March 31, 2005, Messrs. Spitz, Schroll, and Spahr served as portfolio managers for (i) five other registered investment companies with approximately $4.4 billion in total assets, (ii) two other pooled investment vehicles with approximately $216.3 million in total assets, and (iii) no other accounts. Messrs. Spitz, Schroll and Spahr also serve as portfolio managers for AXP Variable Portfolio - Mid Cap Value Fund which was effective on April 27, 2005. With respect to each of the seven registered investment companies, including the Fund, the advisory fee paid to AEFC is based in part on the performance of the fund.

Potential Conflicts of Interest

AEFC's portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.


--------------------------------------------------------------------------------
35   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

AEFC has a fiduciary responsibility to all of the clients for which it manages accounts. AEFC seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. AEFC has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Structure of Compensation

Each of Messrs. Spitz, Schroll, and Spahr receives compensation as an AEFC employee consisting of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of AEFC has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. AEFC's portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other AEFC employees. Depending upon their job level, AEFC's portfolio managers may also be eligible for other benefits or perquisites that are available to all AEFC employees at the same job level.

Ownership of Fund Shares

The table below shows the range of beneficial ownership of shares in the Fund for each portfolio manager at March 31, 2005.

            Warren Spitz              Steve Schroll               Laton Spahr
          $50,001-$100,000           $10,001-$50,000              $1-$10,000


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                     Annual rate at each asset level
First    $0.50                                      0.040%
Next      0.50                                      0.035
Next      1.00                                      0.030
Next      1.00                                      0.025
Next      3.00                                      0.020
Over      6.00                                      0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.037% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $454,202 for fiscal year 2005, $451,613 for fiscal year 2004, and $503,915 for fiscal year 2003.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20.00 per year, for Class I is $1.00 per year and for Class Y is $17.50 per year.

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

--------------------------------------------------------------------------------
36   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $740,741 for fiscal year 2005. After paying commissions to personal financial advisors, and other expenses, the amount retained was $258,954. The amounts were $798,502 and $212,373 for fiscal year 2004, and $1,056,778 and $257,505 for fiscal year 2003.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $2,181,335 for Class A shares, $2,942,254 for Class B shares and $34,607 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

--------------------------------------------------------------------------------
37   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
38   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86   Business Trust(2)        MA       6/30
  AXP(R) California Tax-Exempt Fund                                                                                      No
AXP(R) Dimensions Series, Inc.                         2/20/68, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) New Dimensions Fund                                                                                            Yes
AXP(R) Discovery Series, Inc.                          4/29/81, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Core Bond Fund                                                                                                 Yes
  AXP(R) Discovery Fund                                                                                                 Yes
  AXP(R) Income Opportunities Fund                                                                                      Yes
  AXP(R) Inflation Protected Securities Fund                                                                             No
  AXP(R) Limited Duration Bond Fund                                                                                     Yes
AXP(R) Equity Series, Inc.                             3/18/57, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) Equity Select Fund                                                                                             Yes
AXP(R) Fixed Income Series, Inc.                       6/27/74, 6/31/86(1)   Corporation        NV/MN       8/31
  AXP(R) Diversified Bond Fund(3)                                                                                       Yes
AXP(R) Global Series, Inc.                                     10/28/88      Corporation           MN      10/31
  AXP(R) Global Bond Fund                                                                                                No
  AXP(R) Global Technology Fund                                                                                          No
  AXP(R) Threadneedle Emerging Markets Fund(6)                                                                          Yes
  AXP(R) Threadneedle Global Balanced Fund(6)                                                                           Yes
  AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                         Yes
AXP(R) Government Income Series, Inc.                           3/12/85      Corporation           MN       5/31
  AXP(R) Short Duration U.S. Government Fund(3)                                                                         Yes
  AXP(R) U.S. Government Mortgage Fund                                                                                  Yes
AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Growth Fund                                                                                                    Yes
  AXP(R) Large Cap Equity Fund                                                                                          Yes
  AXP(R) Large Cap Value Fund                                                                                           Yes


  AXP(R) Quantitative Large Cap Equity Fund                                                                             Yes
AXP(R) High Yield Income Series, Inc.                           8/17/83      Corporation           MN       5/31
  AXP(R) High Yield Bond Fund(3)                                                                                        Yes
AXP(R) High Yield Tax-Exempt Series, Inc.             12/21/78, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) High Yield Tax-Exempt Fund                                                                                     Yes
AXP(R) Income Series, Inc.                             2/10/45, 6/13/86(1)   Corporation        NV/MN       5/31
  AXP(R) Selective Fund                                                                                                 Yes
AXP(R) International Series, Inc.                               7/18/84      Corporation           MN      10/31
  AXP(R) Threadneedle European Equity Fund(6)                                                                           Yes
  AXP(R) Threadneedle International Fund(6)                                                                             Yes
AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Diversified Equity Income Fund                                                                                 Yes
  AXP(R) Mid Cap Value Fund                                                                                             Yes
  AXP(R) Mutual                                                                                                         Yes


--------------------------------------------------------------------------------
39   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Managed Series, Inc.                                     10/9/84      Corporation           MN       9/30
  AXP(R) Managed Allocation Fund                                                                                        Yes
AXP(R) Market Advantage Series, Inc.                            8/25/89      Corporation           MN       1/31
  AXP(R) Portfolio Builder Conservative Fund                                                                             No
  AXP(R) Portfolio Builder Moderate Conservative Fund                                                                    No
  AXP(R) Portfolio Builder Moderate Fund                                                                                 No
  AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                      No
  AXP(R) Portfolio Builder Aggressive Fund                                                                               No

  AXP(R) Portfolio Builder Total Equity Fund                                                                            Yes

  AXP(R) S&P 500 Index Fund                                                                                             Yes
  AXP(R) Small Company Index Fund                                                                                       Yes
AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Cash Management Fund                                                                                           Yes
AXP(R) Partners Series, Inc.                                    3/20/01      Corporation           MN       5/31
  AXP(R) Partners Aggressive Growth Fund                                                                                Yes
  AXP(R) Partners Fundamental Value Fund                                                                                Yes
  AXP(R) Partners Growth Fund                                                                                           Yes
  AXP(R) Partners Select Value Fund                                                                                     Yes
  AXP(R) Partners Small Cap Core Fund                                                                                   Yes

  AXP(R) Partners Small Cap Value Fund                                                                                  Yes

  AXP(R) Partners Value Fund                                                                                            Yes
AXP(R) Partners International Series, Inc.                       5/9/01      Corporation           MN      10/31
  AXP(R) Partners International Aggressive Growth Fund                                                                  Yes
  AXP(R) Partners International Core Fund                                                                               Yes
  AXP(R) Partners International Select Value Fund                                                                       Yes
  AXP(R) Partners International Small Cap Fund                                                                          Yes
AXP(R) Sector Series, Inc.                                      3/25/88      Corporation           MN       6/30
  AXP(R) Dividend Opportunity Fund(5)                                                                                   Yes
  AXP(R) Real Estate Fund                                                                                                No
AXP(R) Selected Series, Inc.                                    10/5/84      Corporation           MN       3/31
  AXP(R) Precious Metals Fund                                                                                            No

AXP(R) Special Tax-Exempt Series Trust                           4/7/86   Business Trust(2)        MA       6/30
  AXP(R) Insured Tax-Exempt Fund                                                                                        Yes
  AXP(R) Massachusetts Tax-Exempt Fund                                                                                   No
  AXP(R) Michigan Tax-Exempt Fund                                                                                        No
  AXP(R) Minnesota Tax-Exempt Fund                                                                                       No
  AXP(R) New York Tax-Exempt Fund                                                                                        No
  AXP(R) Ohio Tax-Exempt Fund                                                                                            No
AXP(R) Stock Series, Inc.                              2/10/45, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Stock Fund                                                                                                     Yes

--------------------------------------------------------------------------------
40   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Strategy Series, Inc.                                 1/24/84         Corporation           MN       3/31
  AXP(R) Equity Value Fund                                                                                              Yes
  AXP(R) Partners Small Cap Growth Fund                                                                                 Yes
  AXP(R) Small Cap Advantage Fund                                                                                       Yes
  AXP(R) Strategy Aggressive Fund                                                                                       Yes
AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation        NV/MN      11/30
  AXP(R) Intermediate Tax-Exempt Fund                                                                                   Yes
  AXP(R) Tax-Exempt Bond Fund                                                                                           Yes
AXP(R) Tax-Free Money Series, Inc.                  2/29/80, 6/13/86(1)      Corporation        NV/MN      12/31
  AXP(R) Tax-Free Money Fund                                                                                            Yes

(1) Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
41   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 90 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Arne H. Carlson                      Board member      Chair, Board Services                               Joint Audit,
901 S. Marquette Ave.                since 1999        Corporation (provides                               Contracts, Executive,
Minneapolis, MN 55402                                  administrative services                             Investment Review,
Age 70                                                 to boards). Former                                  Board Effectiveness
                                                       Governor
                                                       of Minnesota
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Philip J. Carroll, Jr.               Board member      Retired Chairman and       Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.                since 2002        CEO, Fluor Corporation     Vulcan Materials         Executive,
Minneapolis, MN 55402                                  (engineering and           Company, Inc.            Investment Review
Age 67                                                 construction) since 1998   (construction
                                                                                  materials/chemicals)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Livio D. DeSimone                    Board member      Retired Chair of the       Cargill, Incorporated    Joint Audit,
30 Seventh Street East               since 2001        Board and Chief            (commodity merchants     Executive,
Suite 3050                                             Executive Officer,         and processors),         Investment Review
St. Paul, MN 55101-4901                                Minnesota Mining and       General Mills, Inc.
Age 70                                                 Manufacturing (3M)         (consumer foods),
                                                                                  Vulcan Materials
                                                                                  Company (construction
                                                                                  materials/chemicals),
                                                                                  Milliken & Company
                                                                                  (textiles and
                                                                                  chemicals), and Nexia
                                                                                  Biotechnologies, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Patricia M. Flynn                    Board member      Trustee Professor of       BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.                since 2004        Economics and              Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                  Management, Bentley        and its subsidiary
Age 54                                                 College since 2002;        Boston Federal Savings
                                                       former Dean, McCallum      Bank
                                                       Graduate School of
                                                       Business, Bentley
                                                       College from
                                                       1999 to 2002
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Anne P. Jones                        Board member      Attorney and Consultant                             Joint Audit,
901 S. Marquette Ave.                since 1985                                                            Board Effectiveness,
Minneapolis, MN 55402                                                                                      Executive,
Age 70                                                                                                     Investment Review
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Stephen R. Lewis, Jr.                Board member      Retired President and      Valmont Industries,      Contracts,
901 S. Marquette Ave.                since 2002        Professor of Economics,    Inc.                     Investment Review,
Minneapolis, MN 55402                                  Carleton College           (manufactures            Executive,
Age 66                                                                            irrigation systems)      Board Effectiveness
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Catherine James Paglia               Board member      Director, Enterprise       Strategic                Investment Review,
901 S. Marquette Ave.                since 2004        Asset Management, Inc.     Distribution, Inc.       Contracts
Minneapolis, MN 55402                                  (private real estate and   (transportation,
Age 52                                                 asset management           distribution and
                                                       company) since 1999        logistics consultants)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alan K. Simpson                      Board member      Former three-term United                            Investment Review,
1201 Sunshine Ave.                   since 1997        States Senator for                                  Board Effectiveness
Cody, WY 82414                                         Wyoming
Age 73
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alison Taunton-Rigby                 Board member      Founder and Chief          Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.                since 2002        Executive Officer,         (biotechnology)          Contracts
Minneapolis, MN 55402                                  RiboNovix, Inc. since
Age 61                                                 2004;
                                                       President, Forester
                                                       Biotech since 2000;
                                                       prior to that, President
                                                       and CEO,
                                                       Aquila
                                                       Biopharmaceuticals, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

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42   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Board Member Affiliated with AEFC*

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
William F. Truscott                  Board member      Senior Vice President -
53600 AXP Financial Center           since 2001,       Chief Investment Officer
Minneapolis, MN 55474                Vice President    of AEFC since 2001.
Age 44                               since 2002        Former Chief Investment
                                                       Officer and Managing
                                                       Director, Zurich Scudder
                                                       Investments
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Jeffrey P. Fox                       Treasurer         Vice President -
105 AXP Financial Center             since 2002        Investment Accounting,
Minneapolis, MN 55474                                  AEFC, since 2002; Vice
Age 49                                                 President - Finance,
                                                       American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC,
                                                       1996-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Paula R. Meyer                       President         Senior Vice President
596 AXP Financial Center             since 2002        and General Manager -
Minneapolis, MN 55474                                  Mutual Funds, AEFC,
Age 51                                                 since 2002; Vice
                                                       President and Managing
                                                       Director - American
                                                       Express Funds,
                                                       AEFC, 2000-2002; Vice
                                                       President, AEFC,
                                                       1998-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Leslie L. Ogg                        Vice President,   President of Board
901 S. Marquette Ave.                General           Services Corporation
Minneapolis, MN 55402                Counsel, and
Age 66                               Secretary since
                                     1978
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

Beth E. Weimer                       Chief             Vice President and Chief
172 AXP Financial Center             Compliance        Compliance Officer,
Minneapolis, MN 55474                Officer since     AEFC, since 2001; Vice
Age 52                               2004              President and Chief
                                                       Compliance Officer, AEFA,
                                                       2001-2005; Partner,
                                                       Arthur Andersen
                                                       Regulatory Risk
                                                       Services, 1998-2001
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------


Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held three meetings during the last fiscal year.


--------------------------------------------------------------------------------
43   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held five meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004

                                                  Aggregate dollar range of
                             Dollar range of      equity securities of all
                            equity securities      American Express Funds
                               in the Fund        overseen by Board Member
                                  Range                     Range
Arne H. Carlson                   none                  over $100,000
Philip J. Carroll, Jr.*           none                      none
Livio D. DeSimone*                none                  over $100,000
Patricia M. Flynn                 none                 $10,001-$50,000
Anne P. Jones                     none                  over $100,000
Stephen R. Lewis, Jr.*            none                 $10,001-$50,000
Catherine James Paglia            none                      none
Alan K. Simpson                   none                $50,001-$100,000
Alison Taunton-Rigby              none                  over $100,000
William F. Truscott               none                  over $100,000

* Three independent directors have deferred compensation and invested in share equivalents.

   As of Dec. 31, 2004, each owned:
   Philip J. Carroll, Jr.  AXP Global Technology Fund                 $10,001-$50,000

   Livio D. DeSimone       AXP High Yield Bond Fund                  $50,001-$100,000
                           AXP Partners Small Cap Value Fund         $50,001-$100,000
                           AXP Small Cap Advantage Fund              $50,001-$100,000

   Stephen R. Lewis, Jr.   AXP Threadneedle International Fund        $10,001-$50,000
                           AXP Diversified Equity Income Fund        $50,001-$100,000
                           AXP Threadneedle Emerging Markets Fund     $10,001-$50,000


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


--------------------------------------------------------------------------------
44   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 31 meetings, received the following compensation:


Compensation Table


                                                Total cash compensation from
                                                 American Express Funds and
Board member*                Aggregate          Preferred Master Trust Group
                    compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.        $1,628**                    $      0
Livio D. DeSimone             $1,755***                          0
Patricia M. Flynn                692****                    41,371
Anne P. Jones                  1,905                       161,675
Stephen R. Lewis, Jr.          2,005*****                  118,226
Catherine James Paglia           758                        64,392
Alan K. Simpson                1,450                       119,375
Alison Taunton-Rigby           1,700                       142,675


      * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


     ** Includes the deferred compensation in the amount of $1,628 from the Fund.

    *** Includes the deferred compensation in the amount of $1,755 from the Fund.

   ****  Includes the deferred compensation in the amount of $213 from the Fund.

  *****  Includes the deferred compensation in the amount of $803 from the Fund.


--------------------------------------------------------------------------------
45   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Control Persons and Principal Holders of Securities


The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.

Name, city and state of investor                  Class A     Class B     Class C    Class I    Class Y

John C. Mullarkey, Willowbrook, IL                  N/A         N/A        6.37%       N/A        N/A

American Express Financial Corporation,
Minneapolis, MN                                     N/A         N/A         N/A      100.00%      N/A

American Express Trust Company for the
benefit of American Express Trust
Retirement Service Plans, Minneapolis, MN           N/A         N/A         N/A        N/A      98.74%

The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
46   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
47   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

--------------------------------------------------------------------------------
48   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
49   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
50   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
51   --   AXP STRATEGY SERIES, INC. -- AXP EQUITY VALUE FUND

                                                              S-6382-20 R (5/05)

                          AXP(R) STRATEGY SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   AXP(R) PARTNERS SMALL CAP GROWTH FUND

                                   (the Fund)

                                  MAY 27, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.     3

Fundamental Investment Policies                                      p.     4

Investment Strategies and Types of Investments                       p.     5

Information Regarding Risks and Investment Strategies                p.     6

Securities Transactions                                              p.    23

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.    25

Valuing Fund Shares                                                  p.    26

Portfolio Holdings Disclosure                                        p.    27

Proxy Voting                                                         p.    28

Investing in the Fund                                                p.    29

Selling Shares                                                       p.    31

Pay-out Plans                                                        p.    31


Capital Loss Carryover                                               p.    32


Taxes                                                                p.    32

Agreements                                                           p.    34


Organizational Information                                           p.    42

Board Members and Officers                                           p.    46

Control Persons and Principal Holders of Securities                  p.    50

Independent Registered Public Accounting Firm                        p.    50

Appendix: Description of Ratings                                     p.    51


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreements will remain in place.

--------------------------------------------------------------------------------
2   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                    Market price           Shares
investment                                  of a share           acquired
  $100                                        $  6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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4   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND
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Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments        Allowable for the Fund?
Agency and Government Securities                                yes
Borrowing                                                       yes
Cash/Money Market Instruments                                   yes
Collateralized Bond Obligations                                 no
Commercial Paper                                                yes
Common Stock                                                    yes
Convertible Securities                                          yes
Corporate Bonds                                                 yes
Debt Obligations                                                yes
Depositary Receipts                                             yes
Derivative Instruments (including Options and Futures)          yes
Exchange-Traded Funds                                           yes
Foreign Currency Transactions                                   yes
Foreign Securities                                              yes
Funding Agreements                                              yes


High-Yield (High-Risk) Debt Securities (Junk Bonds)             no*


Illiquid and Restricted Securities                              yes
Indexed Securities                                              yes
Inflation Protected Securities                                  yes
Inverse Floaters                                                no
Investment Companies                                            yes
Lending of Portfolio Securities                                 yes
Loan Participations                                             yes
Mortgage- and Asset-Backed Securities                           no
Mortgage Dollar Rolls                                           no
Municipal Obligations                                           yes
Preferred Stock                                                 yes
Real Estate Investment Trusts                                   yes
Repurchase Agreements                                           yes
Reverse Repurchase Agreements                                   yes
Short Sales                                                     no
Sovereign Debt                                                  no
Structured Products                                             yes
Swap Agreements                                                 no
Variable- or Floating-Rate Securities                           yes
Warrants                                                        yes
When-Issued Securities and Forward Commitments                  yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities            yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


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The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

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Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND
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INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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11   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND
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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

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At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

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The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

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Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of


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principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.
Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of
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these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

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Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

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Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager (or by any Fund subadviser to any other client of such subadviser).

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

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When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds (or by any Fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $2,105,168 for fiscal year ended March 31, 2005, $3,334,707 for fiscal year 2004, and $3,301,903 for fiscal year 2003. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 2005, transactions amounting to $46,579,305, on which $115,768 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

No transactions were directed to brokers because of research services they provided to the Fund except for the affiliates as noted in the next section.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                               Value of securities
Name of issuer                             owned at end of fiscal year
Affiliated Managers Group                         $1,111,267
Citigroup                                          3,399,731
Investment Technology Group                          378,175
Jefferies Group                                      438,595

The portfolio turnover rate was 153% in the most recent fiscal year, and 224% in the year before. Higher turnover rates may result in higher brokerage expenses and taxes.


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24   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

As of the end of fiscal year                              2005                                   2004               2003
                                                                           Percent of
                                                                        aggregate dollar
                                                                            amount of
                                 Aggregate dollar      Percent of         transactions     Aggregate dollar   Aggregate dollar
                                     amount of          aggregate           involving          amount of          amount of
Nature of                           commissions         brokerage          payment of         commissions        commissions
affiliation                       paid to broker       commissions         commissions      paid to broker     paid to broker
Affiliate of                              $0 *               -%                 -%               $757 (a,b)      $40,332(a,c)
the sub-adviser

(a) Represents brokerage clearing fees.

(b) Broker - SBCI Securities

(c) Broker - Neuberger Berman (Neuberger Berman Management, Inc. subadvised a portion of the Fund's assets from fund inception to August 2003)


--------------------------------------------------------------------------------
25   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                 $153,495,002       divided by             36,595,831           equals                   $4.19
Class B                   70,741,549                              17,412,915                                     4.06
Class C                    6,481,577                               1,595,042                                     4.06
Class I                    5,507,843                               1,300,608                                     4.23
Class Y                      115,147                                  27,301                                     4.22


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

--------------------------------------------------------------------------------
26   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.


From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation, entities identified by name in the Fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be

--------------------------------------------------------------------------------
27   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND
authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel (or the investment personnel of the Fund's subadvisers) and information obtained from outside resources, including Glass Lewis & Co. AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o  On the website accessible through www.americanexpress.com/funds


o On a website maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

--------------------------------------------------------------------------------
28   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class I and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $4.19, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $4.45. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                                Sales charge as a percentage of:
Total market value                                                    Public offering price            Net amount invested
Up to $49,999                                                                   5.75%                           6.10%
$50,000-$99,999                                                                 4.75                            4.99
$100,000-$249,999                                                               3.50                            3.63
$250,000-$499,999                                                               2.50                            2.56
$500,000-$999,999                                                               2.00                            2.04
$1,000,000 or more                                                              0.00                            0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                                                                     Number of participants
Total plan assets                                                             1-99                         100 or more
Less than $1 million                                                          4%                              0%
$1 million or more                                                            0%                              0%

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

--------------------------------------------------------------------------------
29   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

--------------------------------------------------------------------------------
30   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

--------------------------------------------------------------------------------
31   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $18,477,538 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2011.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

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32   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.


Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).


The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds).


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

--------------------------------------------------------------------------------
33   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                                                                                 Annual rate at each asset level
First  $0.25                                                                                                      0.920%
Next    0.25                                                                                                      0.895
Next    0.25                                                                                                      0.870
Next    0.25                                                                                                      0.845
Next    1.00                                                                                                      0.820
Over    2.00                                                                                                      0.795


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.920% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Before the fee based on the asset charge is paid, it is adjusted for the Fund's investment performance relative to the Lipper Small-Cap Growth Funds Index (Index). If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
difference        Adjustment rate

0.00%-0.50%       0

0.50%-1.00%       6 basis points times the performance difference over 0.50%
                  (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%       3 basis points, plus 3 basis points times the performance
                  difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%       6 basis points, plus 2 basis points times the performance
                  difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%       10 basis points, plus 1 basis point times the performance
                  difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more     12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment decreased the fee by $249,698 for fiscal year 2005.

The management fee is paid monthly. Under the agreement, the total amount paid was $2,276,290 for fiscal year 2005, $2,359,429 for fiscal year 2004, and $1,747,120 for fiscal year 2003.


--------------------------------------------------------------------------------
34   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $421,008 for fiscal year 2005, $360,064 for fiscal year 2004, and $(136,353) for fiscal year 2003.


Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o over time AEFC should select and manage subadvisers so that the Fund will achieve investment performance above the median of funds with the same investment goals. The Fund's investment performance for the period Jan. 24, 2001, through Dec. 31, 2003, which is the time the team has managed the Fund and since inception of the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking action intended to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is slightly above median, is consistent with the expected results of that investment style in light of recent market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the one-year period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee. Also, consistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


Subadvisory Agreements

The assets of the Fund are managed by four Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for the Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of the Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

--------------------------------------------------------------------------------
35   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

AEFC enters into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Turner Investment Partners, Inc.: Turner Investment Partners, Inc. (Turner), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, subadvises a portion of the Fund's assets. Turner, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to .60% on the first $50 million, reducing to .50% as assets increase. The total amount paid was $371,758 for fiscal year 2005, and $241,927 for fiscal year 2004. The Subadviser began subadvising the Fund on Aug. 18, 2003.

Bjurman, Barry & Associates: Bjurman, Barry & Associates (BB&A), located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California, subadvises a portion of the Fund's assets. BB&A, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to .80% on the first $10 million, reducing to .60% as assets increase. The total amount paid was $366,178 for fiscal year 2005, and $274,992 for fiscal year 2004. The Subadviser began subadvising the Fund on Aug. 18, 2003.

UBS Global Asset Management (Americas): UBS Global Asset Management (Americas) Inc. (UBS), located at One North Wacker Drive, Chicago, Illinois, subadvises a portion of the Fund's assets. UBS, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to .55% on the first $150 million, reducing to .50% as assets increase. The total amount paid was $342,815 for fiscal year 2005, and $224,007 for fiscal year 2004. The Subadviser began subadvising the Fund on Aug. 18, 2003.

RS Investment Management, L.P.: RS Investment Management, L.P. (RSIM), located at 388 Market Street, Suite 1700, San Francisco, California, subadvises a portion of the Fund's assets. RSIM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $250 million, reducing to 0.50% as assets increase. The total amount paid was $581,602 for fiscal year 2005, $565,391 for fiscal year 2004, and $400,545 for fiscal year 2003.

Portfolio Managers

RSIM

RSIM's portion of the Fund is managed by John L. Wallace and John H. Seabern*. They are the persons primarily responsible for investing RSIM's portion of the Fund's assets on a daily basis.

* Effective May 30, 2005, John Seabern will be the sole portfolio manager of the Fund.

Other Accounts Managed

As of March 31, 2005, Mr. Wallace served as portfolio manager for (i) four other registered investment companies with approximately $1.5 billion in total assets,
(ii) three other pooled investment vehicles with approximately $15.9 million in total assets, and (iii) and six other accounts with approximately $277.6 million in total assets.

As of March 31, 2005, Mr. Seabern served as portfolio manager for (i) one other registered investment company with approximately $953.8 million in total assets,
(ii) no other pooled investment vehicles, and (iii) and five other accounts with approximately $252.0 million in total assets. The advisory fee paid on these accounts is not based on the performance of the accounts.

Structure of Compensation

RSIM is an employee-owned investment firm. The firm has two separate investment advisory operating divisions, each with separate compensation and profit sharing structures. Each of the firm's portfolio managers is part of either the Growth Group or the Value Group. Messrs.Wallace and Seabern are members of the Growth Group (the "Group").

In establishing salaries and bonuses, RSIM considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RSIM sets salary and bonus levels by reference to other investment firms investing in similar categories.

In consultation with RSIM's Co-Chief Executive Officers, the leaders of the Group, who include Mr. Wallace, determined all salaries and bonuses for the Group for the fiscal year ended Dec. 31, 2004. Salaries were based on industry standards, as described above.


--------------------------------------------------------------------------------
36   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Bonuses within the Group were based on a number of factors, including (1) pre-tax investment performance for each account managed by a portfolio manager against a relevant peer group over one- and three-year periods, with an emphasis on the most recent one-year period, and (2) experience.

Assets under management did not directly affect any individual's salary or bonus, although the amount of the Group's assets under management affected the fee revenue attributable to the Group, which in turn affected the maximum amount of money available for the Group's aggregate salaries and bonuses.

In addition, the Group's portfolio managers participated in the profits of the Group based on their profit sharing percentages. The Group's leaders, in consultation with RSIM's Co-Chief Executive Officers, set these percentages at the beginning of each year based on a number of factors, including tenure, assets under management, long-term investment performance (compared to appropriate benchmarks), and overall contribution to the Group's investment process.

Some of the Group's portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits in addition to Group profits.

Potential Conflicts of Interest

Whenever a portfolio manager manages multiple accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of each account and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities among the accounts. In addition, in certain instances, a portfolio manager may take conflicting positions in a particular security. For example, a portfolio manager may sell short a security for one account that another account holds long, or may take a long position in a security for one account that the portfolio manager has sold short for another account. RSIM seeks to identify potential conflicts of interest resulting from a portfolio manager's management of multiple accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts.

RSIM and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair over time to all of its clients. RSIM may give advice and take action with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RSIM's policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RSIM's policy that when the amount of securities of a particular issuer available to RSIM's client accounts in an initial public offering is insufficient to meet the requirements of each account for which a portfolio manager has determined that the purchase of such securities is appropriate, RSIM generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RSIM's policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RSIM's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.

Ownership of Fund Shares

At the close of business on March 31, 2005, neither Mr. Wallace nor Mr. Seabern beneficially owned shares of the Fund.

Turner

Turner's portion of the Fund is managed by William C. McVail, the lead manager, and Christopher K. McHugh, Frank L. Sustersic and Jason D. Schrotberger, co-managers. They are the persons primarily responsible for investing Turner's portion of the Fund's assets on a daily basis.

Other Accounts Managed

As of March 31, 2005, Mr. McVail also served as portfolio manager for (i) 15 other registered investment companies with approximately $2.4 billion in total assets, (ii) 45 other pooled investment vehicles with approximately $2.2 billion in total assets, and (iii) 37 other accounts with approximately $1.4 billion in total assets. With respect to one of the other pooled investment vehicles and two of the other accounts, the advisory fee paid to Turner is based in part on the performance of the account.

As of March 31, 2005, Mr. McHugh also served as portfolio manager for (i) 16 other registered investment companies with approximately $2.0 billion in total assets, (ii) 49 other pooled investment vehicles with approximately $2.4 billion in total assets, and (iii) 35 other accounts with approximately $1.3 billion in total assets. With respect to one of the other pooled investment vehicles and two of the other accounts, the advisory fee paid to Turner is based in part on the performance of the account.


--------------------------------------------------------------------------------
37   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

As of March 31, 2005, Mr. Sustersic also served as portfolio manager for (i) four other registered investment company with approximately $41 million in total assets, (ii) 11 other pooled investment vehicles with approximately $886 million in total assets, and (iii) 32 other accounts with approximately $881 million in total assets. With respect to two of the other registered investment companies and two of the other accounts, the advisory fee paid to Turner is based in part on the performance of the account.

As of March 31, 2005, Mr. Schrotberger also served as portfolio manager for (i) four other registered investment companies with approximately $433 million in total net assets, (ii) 12 other pooled investment vehicles with approximately $966 million in total net assets and (iii) 24 other accounts with approximately $682 million in total net assets. With respect to two of the other accounts, the advisory fee paid to Turner is based in part on the performance of the account.

Potential Conflicts of Interest

As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, related to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Turner's Form ADV, Part II, describes some of its policies and procedures in this regard.

Structure of Compensation

Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Ownership of Fund Shares

At the close of business on March 31, 2005, none of Messrs. McVail, McHugh, Susteric, and Schrotberger beneficially owned shares in the Fund.

BB&A

BB&A's portion of the Fund is managed by a team consisting of O. Thomas Barry, the lead manager, G. Andrew Bjurman, Stephen W. Shipman, Patrick T. Bradford, and Roberto P. Wu. They are the persons primarily responsible for investing BB&A's portion of the Fund's assets on a daily basis.

Other Accounts Managed

As of March 31, 2005, Mr. Barry served as portfolio manager for (i) 7 other registered investment companies with approximately $824.2 million in total assets, (ii) no other pooled investment vehicles, and (iii) 19 other accounts with approximately $169.2 million in total assets.

As of March 31, 2005, Mr. Bjurman also served as portfolio manager for (i) no other registered investment companies, (ii) no other pooled investment vehicles, and (iii) 15 other accounts with approximately $1.3 billion in total assets.

As of March 31, 2005, Mr. Shipman also served as portfolio manager for (i) no other registered investment company, (ii) no other pooled investment vehicles, and (iii) 38 other accounts with approximately $41.2 million in total assets. With respect to eight of the other accounts, the advisory fee paid to BB&A is based on the performance of the account.

As of March 31, 2005, Mr. Bradford also served as portfolio manager for (i) one other registered investment company with approximately $7.3 million in total assets, (ii) no other pooled investment vehicles, and (iii) no other accounts.

As of March 31, 2005, Mr. Wu also served as portfolio manager for (i) no other registered investment company, (ii) no other pooled investment vehicles, and
(iii) five other accounts with approximately $7.9 million in total assets.


--------------------------------------------------------------------------------
38   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Potential Conflicts of Interest

BB&A is a sub-adviser and adviser to other accounts whose investment focus may be similar to those of the Fund. BB&A currently has the capacity to manage the Fund and these other accounts, and that the performance of the Fund should not be adversely affected. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. BB&A endeavors at all times to manage all accounts in a fair and equitable manner by maintaining policies and procedures relating to allocation and brokerage practices. The Investment Policy Committee plans to manage mutual funds, separate accounts, wrap accounts and sub-advised accounts so as not to exceed our ability to actively and proficiently manage all accounts.

Structure of Compensation

BB&A compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and incentive bonuses based upon account performance. Salaries are competitive with industry standards. Account management commissions are a specific percentage of the account fees paid to the portfolio account manager(s) while the manager and account are still with the firm. Performance bonuses are paid as a specific percentage of the account fees to the portfolio manager(s) when that account's annual returns occur in the top quartile of the returns achieved by other managers having the same investment objective as the subject product.

Ownership of Fund Shares

At the close of business on March 31, 2005, none of Messrs. Barry, Bjurman, Shipman, Bradford, and Wu beneficially owned shares in the Fund.

UBS

UBS's portion of the Fund is managed by Paul A. Graham and David N. Wabnik. They are the persons primarily responsible for investing UBS's portion of the Fund's assets on a daily basis.

Other Accounts Managed

The following table provides information relating to other accounts managed by the Messrs. Graham and Wabnik as of March 31, 2005:

                                                                                Registered       Other pooled
                                                                                investment        investment          Other
                                                                                 companies         vehicles         accounts
Number of Accounts Managed                                                             7                 2                7*
Number of Accounts Managed with Performance-Based Advisory Fees                     None              None                1
Assets Managed (in millions)                                                      $764.9            $440.2           $406.1
Assets Managed with Performance-Based Advisory Fees (in millions)                   None              None              $50

* Approximately and includes wrap accounts as one model.

Potential Conflicts of Interest

The management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio managers and their team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS and the Fund have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.


--------------------------------------------------------------------------------
39   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Structure of Compensation

The compensation received by portfolio managers at UBS, including Messrs. Graham and Wabnik, includes a base salary and incentive compensation based on their personal performance. UBS's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS's clients. Overall compensation can be grouped into four categories:

o  Competitive  salary,   benchmarked  to  maintain   competitive   compensation
   opportunities.

o  Annual bonus, tied to individual contributions and investment performance.

o  UBS equity awards, promoting company-wide success and employee retention.

o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

The base salary is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS's clients.

Senior investment professionals, such as Mssrs. Graham and Wabnik, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

Ownership of Fund Shares

At close of business on March 31, 2005, neither Mr. Graham nor Mr. Wabnik beneficially owned shares of the Fund.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                                                                                 Annual rate at each asset level
First  $0.25                                                                                                      0.080%
Next    0.25                                                                                                      0.075
Next    0.25                                                                                                      0.070
Next    0.25                                                                                                      0.065
Next    1.00                                                                                                      0.060
Over    2.00                                                                                                      0.055


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.080% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $224,042 for fiscal year 2005, $218,131 for fiscal year 2004, and $162,755 for fiscal year 2003.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20.00 per year, for Class I is $1.00 per year and for Class Y is $17.50 per year.

--------------------------------------------------------------------------------
40   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $636,221 for fiscal year 2005. After paying commissions to personal financial advisors, and other expenses, the amount retained was $251,743. The amounts were $1,140,014 and $371,324 for fiscal year 2004, and $1,001,802 and $177,635 for fiscal year 2003.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $448,569 for Class A shares, $839,539 for Class B shares and $76,227 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

--------------------------------------------------------------------------------
41   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
42   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86   Business Trust(2)        MA       6/30
  AXP(R) California Tax-Exempt Fund                                                                                      No
AXP(R) Dimensions Series, Inc.                         2/20/68, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) New Dimensions Fund                                                                                            Yes
AXP(R) Discovery Series, Inc.                          4/29/81, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Core Bond Fund                                                                                                 Yes
  AXP(R) Discovery Fund                                                                                                 Yes
  AXP(R) Income Opportunities Fund                                                                                      Yes
  AXP(R) Inflation Protected Securities Fund                                                                             No
  AXP(R) Limited Duration Bond Fund                                                                                     Yes
AXP(R) Equity Series, Inc.                             3/18/57, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) Equity Select Fund                                                                                             Yes
AXP(R) Fixed Income Series, Inc.                       6/27/74, 6/31/86(1)   Corporation        NV/MN       8/31
  AXP(R) Diversified Bond Fund(3)                                                                                       Yes
AXP(R) Global Series, Inc.                                     10/28/88      Corporation           MN      10/31
  AXP(R) Global Bond Fund                                                                                                No
  AXP(R) Global Technology Fund                                                                                          No
  AXP(R) Threadneedle Emerging Markets Fund(6)                                                                          Yes
  AXP(R) Threadneedle Global Balanced Fund(6)                                                                           Yes
  AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                         Yes
AXP(R) Government Income Series, Inc.                           3/12/85      Corporation           MN       5/31
  AXP(R) Short Duration U.S. Government Fund(3)                                                                         Yes
  AXP(R) U.S. Government Mortgage Fund                                                                                  Yes
AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Growth Fund                                                                                                    Yes
  AXP(R) Large Cap Equity Fund                                                                                          Yes
  AXP(R) Large Cap Value Fund                                                                                           Yes
  AXP(R) Quantitative Large Cap Equity Fund                                                                             Yes
AXP(R) High Yield Income Series, Inc.                           8/17/83      Corporation           MN       5/31
  AXP(R) High Yield Bond Fund(3)                                                                                        Yes
AXP(R) High Yield Tax-Exempt Series, Inc.             12/21/78, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) High Yield Tax-Exempt Fund                                                                                     Yes
AXP(R) Income Series, Inc.                             2/10/45, 6/13/86(1)   Corporation        NV/MN       5/31
  AXP(R) Selective Fund                                                                                                 Yes
AXP(R) International Series, Inc.                               7/18/84      Corporation           MN      10/31

  AXP(R) Threadneedle European Equity Fund(6)                                                                           Yes

  AXP(R) Threadneedle International Fund(6)                                                                             Yes
AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Diversified Equity Income Fund                                                                                 Yes
  AXP(R) Mid Cap Value Fund                                                                                             Yes
  AXP(R) Mutual                                                                                                         Yes

--------------------------------------------------------------------------------
43   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Managed Series, Inc.                                     10/9/84      Corporation           MN       9/30
  AXP(R) Managed Allocation Fund                                                                                        Yes
AXP(R) Market Advantage Series, Inc.                            8/25/89      Corporation           MN       1/31
  AXP(R) Portfolio Builder Conservative Fund                                                                             No
  AXP(R) Portfolio Builder Moderate Conservative Fund                                                                    No
  AXP(R) Portfolio Builder Moderate Fund                                                                                 No
  AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                      No
  AXP(R) Portfolio Builder Aggressive Fund                                                                               No
  AXP(R) Portfolio Builder Total Equity Fund                                                                             No

  AXP(R) S&P 500 Index Fund                                                                                             Yes

  AXP(R) Small Company Index Fund                                                                                       Yes
AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Cash Management Fund                                                                                           Yes
AXP(R) Partners Series, Inc.                                    3/20/01      Corporation           MN       5/31
  AXP(R) Partners Aggressive Growth Fund                                                                                Yes
  AXP(R) Partners Fundamental Value Fund                                                                                Yes
  AXP(R) Partners Growth Fund                                                                                           Yes
  AXP(R) Partners Select Value Fund                                                                                     Yes
  AXP(R) Partners Small Cap Core Fund                                                                                   Yes

  AXP(R) Partners Small Cap Value Fund                                                                                  Yes

  AXP(R) Partners Value Fund                                                                                            Yes
AXP(R) Partners International Series, Inc.                       5/9/01      Corporation           MN      10/31
  AXP(R) Partners International Aggressive Growth Fund                                                                  Yes
  AXP(R) Partners International Core Fund                                                                               Yes
  AXP(R) Partners International Select Value Fund                                                                       Yes
  AXP(R) Partners International Small Cap Fund                                                                          Yes
AXP(R) Sector Series, Inc.                                      3/25/88      Corporation           MN       6/30
  AXP(R) Dividend Opportunity Fund(5)                                                                                   Yes
  AXP(R) Real Estate Fund                                                                                                No
AXP(R) Selected Series, Inc.                                    10/5/84      Corporation           MN       3/31
  AXP(R) Precious Metals Fund                                                                                            No
AXP(R) Special Tax-Exempt Series Trust                           4/7/86   Business Trust(2)        MA       6/30
  AXP(R) Insured Tax-Exempt Fund                                                                                        Yes
  AXP(R) Massachusetts Tax-Exempt Fund                                                                                   No
  AXP(R) Michigan Tax-Exempt Fund                                                                                        No
  AXP(R) Minnesota Tax-Exempt Fund                                                                                       No
  AXP(R) New York Tax-Exempt Fund                                                                                        No
  AXP(R) Ohio Tax-Exempt Fund                                                                                            No
AXP(R) Stock Series, Inc.                              2/10/45, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Stock Fund                                                                                                     Yes

--------------------------------------------------------------------------------
44   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Strategy Series, Inc.                                 1/24/84         Corporation           MN       3/31
  AXP(R) Equity Value Fund                                                                                              Yes
  AXP(R) Partners Small Cap Growth Fund                                                                                 Yes
  AXP(R) Small Cap Advantage Fund                                                                                       Yes
  AXP(R) Strategy Aggressive Fund                                                                                       Yes
AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation        NV/MN      11/30
  AXP(R) Intermediate Tax-Exempt Fund                                                                                   Yes
  AXP(R) Tax-Exempt Bond Fund                                                                                           Yes
AXP(R) Tax-Free Money Series, Inc.                  2/29/80, 6/13/86(1)      Corporation        NV/MN      12/31
  AXP(R) Tax-Free Money Fund                                                                                            Yes

(1) Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
45   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 90 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Arne H. Carlson                      Board member      Chair, Board Services                               Joint Audit,
901 S. Marquette Ave.                since 1999        Corporation (provides                               Contracts, Executive,
Minneapolis, MN 55402                                  administrative services                             Investment Review,
Age 70                                                 to boards). Former                                  Board Effectiveness
                                                       Governor
                                                       of Minnesota
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Philip J. Carroll, Jr.               Board member      Retired Chairman and       Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.                since 2002        CEO, Fluor Corporation     Vulcan Materials         Executive,
Minneapolis, MN 55402                                  (engineering and           Company, Inc.            Investment Review
Age 67                                                 construction) since 1998   (construction
                                                                                  materials/chemicals)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Livio D. DeSimone                    Board member      Retired Chair of the       Cargill, Incorporated    Joint Audit,
30 Seventh Street East               since 2001        Board and Chief            (commodity merchants     Executive,
Suite 3050                                             Executive Officer,         and processors),         Investment Review
St. Paul, MN 55101-4901                                Minnesota Mining and       General Mills, Inc.
Age 70                                                 Manufacturing (3M)         (consumer foods),
                                                                                  Vulcan Materials
                                                                                  Company (construction
                                                                                  materials/chemicals),
                                                                                  Milliken & Company
                                                                                  (textiles and
                                                                                  chemicals), and Nexia
                                                                                  Biotechnologies, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Patricia M. Flynn                    Board member      Trustee Professor of       BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.                since 2004        Economics and              Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                  Management, Bentley        and its subsidiary
Age 54                                                 College since 2002;        Boston Federal Savings
                                                       former Dean, McCallum      Bank
                                                       Graduate School of
                                                       Business, Bentley
                                                       College from
                                                       1999 to 2002
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Anne P. Jones                        Board member      Attorney and Consultant                             Joint Audit,
901 S. Marquette Ave.                since 1985                                                            Board Effectiveness,
Minneapolis, MN 55402                                                                                      Executive,
Age 70                                                                                                     Investment Review
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Stephen R. Lewis, Jr.                Board member      Retired President and      Valmont Industries,      Contracts,
901 S. Marquette Ave.                since 2002        Professor of Economics,    Inc.                     Investment Review,
Minneapolis, MN 55402                                  Carleton College           (manufactures            Executive,
Age 66                                                                            irrigation systems)      Board Effectiveness
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Catherine James Paglia               Board member      Director, Enterprise       Strategic                Investment Review,
901 S. Marquette Ave.                since 2004        Asset Management, Inc.     Distribution, Inc.       Contracts
Minneapolis, MN 55402                                  (private real estate and   (transportation,
Age 52                                                 asset management           distribution and
                                                       company) since 1999        logistics consultants)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alan K. Simpson                      Board member      Former three-term United                            Investment Review,
1201 Sunshine Ave.                   since 1997        States Senator for                                  Board Effectiveness
Cody, WY 82414                                         Wyoming
Age 73
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alison Taunton-Rigby                 Board member      Founder and Chief          Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.                since 2002        Executive Officer,         (biotechnology)          Contracts
Minneapolis, MN 55402                                  RiboNovix, Inc. since
Age 61                                                 2004;
                                                       President, Forester
                                                       Biotech since 2000;
                                                       prior to that, President
                                                       and CEO,
                                                       Aquila
                                                       Biopharmaceuticals, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

--------------------------------------------------------------------------------
46   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Board Member Affiliated with AEFC*

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
William F. Truscott                  Board member      Senior Vice President -
53600 AXP Financial Center           since 2001,       Chief Investment Officer
Minneapolis, MN 55474                Vice President    of AEFC since 2001.
Age 44                               since 2002        Former Chief Investment
                                                       Officer and Managing
                                                       Director, Zurich Scudder
                                                       Investments
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Jeffrey P. Fox                       Treasurer         Vice President -
105 AXP Financial Center             since 2002        Investment Accounting,
Minneapolis, MN 55474                                  AEFC, since 2002; Vice
Age 49                                                 President - Finance,
                                                       American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC,
                                                       1996-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Paula R. Meyer                       President         Senior Vice President
596 AXP Financial Center             since 2002        and General Manager -
Minneapolis, MN 55474                                  Mutual Funds, AEFC,
Age 51                                                 since 2002; Vice
                                                       President and Managing
                                                       Director - American
                                                       Express Funds,
                                                       AEFC, 2000-2002; Vice
                                                       President, AEFC,
                                                       1998-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Leslie L. Ogg                        Vice President,   President of Board
901 S. Marquette Ave.                General           Services Corporation
Minneapolis, MN 55402                Counsel, and
Age 66                               Secretary since
                                     1978
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------


Beth E. Weimer                       Chief             Vice President and Chief
172 AXP Financial Center             Compliance        Compliance Officer,
Minneapolis, MN 55474                Officer since     AEFC, since 2001; Vice
Age 52                               2004              President and Chief
                                                       Compliance Officer, AEFA,
                                                       2001-2005; Partner,
                                                       Arthur Andersen
                                                       Regulatory Risk
                                                       Services, 1998-2001
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------


--------------------------------------------------------------------------------
47   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held three meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held five meetings during the last fiscal year.


--------------------------------------------------------------------------------
48   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004


                                                     Aggregate dollar range of
                             Dollar range of         equity securities of all
                            equity securities         American Express Funds
                               in the Fund           overseen by Board Member
                                  Range                        Range
Arne H. Carlson                   none                     over $100,000
Philip J. Carroll, Jr.*           none                         none
Livio D. DeSimone*                none                     over $100,000
Patricia M. Flynn                 none                    $10,001-$50,000
Anne P. Jones                     none                     over $100,000
Stephen R. Lewis, Jr.*            none                    $10,001-$50,000
Catherine James Paglia            none                         none
Alan K. Simpson                   none                   $50,001-$100,000
Alison Taunton-Rigby              none                     over $100,000
William F. Truscott               none                     over $100,000


 * Three independent directors have deferred compensation and invested in share equivalents.

   As of Dec. 31, 2004, each owned:
   Philip J. Carroll, Jr.   AXP Global Technology Fund                   $10,001-$50,000

   Livio D. DeSimone        AXP High Yield Bond Fund                    $50,001-$100,000
                            AXP Partners Small Cap Value Fund           $50,001-$100,000
                            AXP Small Cap Advantage Fund                $50,001-$100,000

   Stephen R. Lewis, Jr.    AXP Threadneedle International Fund          $10,001-$50,000
                            AXP Diversified Equity Income Fund          $50,001-$100,000
                            AXP Threadneedle Emerging Markets Fund       $10,001-$50,000


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 31 meetings, received the following compensation:


Compensation Table

                                                   Total cash compensation from
                                                    American Express Funds and
Board member*                   Aggregate          Preferred Master Trust Group
                       compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.        $1,079**                          $      0
Livio D. DeSimone              1,205***                                0
Patricia M. Flynn                517****                          41,371
Anne P. Jones                  1,355                             161,675
Stephen R. Lewis, Jr.          1,455*****                        118,226
Catherine James Paglia           533                              64,392
Alan K. Simpson                  900                             119,375
Alison Taunton-Rigby           1,150                             142,675


       * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


      ** Includes the deferred compensation in the amount of $1,079 from the Fund.

     *** Includes the deferred compensation in the amount of $1,205 from the Fund.

    **** Includes the deferred compensation in the amount of $150 from the Fund.

   ***** Includes the deferred compensation in the amount of $590 from the Fund.


--------------------------------------------------------------------------------
49   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Control Persons and Principal Holders of Securities


The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.

Name, city and state of investor                                       Class A    Class B     Class C     Class I    Class Y
Charles Schwab & Co., Inc. a brokerage firm                            15.25%       N/A         N/A         N/A        N/A

Portfolio Builder Moderate Aggressive Fund                               N/A        N/A         N/A       32.39%       N/A

American Express Trust Company for the benefit of
American Express Trust Retirement Service Plans, Minneapolis, MN         N/A        N/A         N/A         N/A      69.43%

The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
50   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
51   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

--------------------------------------------------------------------------------
52   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
53   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
54   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
55   --   AXP STRATEGY SERIES, INC. -- AXP PARTNERS SMALL CAP GROWTH FUND

                                                              S-6301-20 G (5/05)

                          AXP(R) STRATEGY SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   AXP(R) SMALL CAP ADVANTAGE FUND (the Fund)

                                  MAY 27, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                 p.    3

Fundamental Investment Policies                                       p.    4

Investment Strategies and Types of Investments                        p.    5

Information Regarding Risks and Investment Strategies                 p.    6

Securities Transactions                                               p.   23

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                             p.   25

Valuing Fund Shares                                                   p.   26

Portfolio Holdings Disclosure                                         p.   26

Proxy Voting                                                          p.   28

Investing in the Fund                                                 p.   29

Selling Shares                                                        p.   31

Pay-out Plans                                                         p.   31


Taxes                                                                 p.   32


Agreements                                                            p.   34


Organizational Information                                            p.   39

Board Members and Officers                                            p.   43

Control Persons and Principal Holders of Securities                   p.   46

Independent Registered Public Accounting Firm                         p.   46

Appendix: Description of Ratings                                      p.   47


CORPORATE REORGANIZATION


On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated. The current subadvisory agreement will remain in place.


--------------------------------------------------------------------------------
2   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                    Market price            Shares
investment                                  of a share           acquired
  $100                                         $ 6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

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3   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

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4   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments        Allowable for the Fund?
Agency and Government Securities                                yes
Borrowing                                                       yes
Cash/Money Market Instruments                                   yes
Collateralized Bond Obligations                                 no
Commercial Paper                                                yes
Common Stock                                                    yes
Convertible Securities                                          yes
Corporate Bonds                                                 yes
Debt Obligations                                                yes
Depositary Receipts                                             yes
Derivative Instruments (including Options and Futures)          yes
Exchange-Traded Funds                                           yes
Foreign Currency Transactions                                   yes
Foreign Securities                                              yes
Funding Agreements                                              yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)             no*
Illiquid and Restricted Securities                              yes
Indexed Securities                                              yes
Inflation Protected Securities                                  yes
Inverse Floaters                                                no
Investment Companies                                            yes
Lending of Portfolio Securities                                 yes
Loan Participations                                             yes
Mortgage- and Asset-Backed Securities                           no
Mortgage Dollar Rolls                                           no
Municipal Obligations                                           yes
Preferred Stock                                                 yes
Real Estate Investment Trusts                                   yes
Repurchase Agreements                                           yes
Reverse Repurchase Agreements                                   yes
Short Sales                                                     no
Sovereign Debt                                                  no
Structured Products                                             yes
Swap Agreements                                                 no
Variable- or Floating-Rate Securities                           yes
Warrants                                                        yes
When-Issued Securities and Forward Commitments                  yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities            yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

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5   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

The following are guidelines that may be changed by the board at any time:

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

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6   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

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7   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

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8   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

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9   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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10   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.
 A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

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A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

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Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of

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delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

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Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of


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principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within

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each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

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Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

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Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services

--------------------------------------------------------------------------------
23   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND
as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $3,294,757 for fiscal year ended March 31, 2005, $4,102,653 for fiscal year 2004, and $3,784,304 for fiscal year 2003. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 2005, transactions amounting to $43,909,384, on which $121,834 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                Value of securities
Name of issuer                               owned at end of fiscal year
Investment Technology Group                         $  361,165
Jefferies Group                                      1,948,056
Knight Trading Group                                   186,659

The portfolio turnover rate was 101% in the most recent fiscal year, and 110% in the year before. A higher turnover rate is the result of more frequent trading of portfolio securities, which may produce capital gains that are taxable to shareholders when distributed. Frequent trading by portfolio managers may also increase the amount of commissions or mark-ups paid to broker-dealers when the Fund buys and sells securities.


--------------------------------------------------------------------------------
24   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

As of the end of fiscal year                                    2005                             2004               2003
                                                                            Percent of
                                                                         aggregate dollar
                                                                             amount of
                                         Aggregate dollar    Percent of    transactions    Aggregate dollar   Aggregate dollar
                                             amount of        aggregate      involving         amount of          amount of
                           Nature of        commissions       brokerage     payment of        commissions        commissions
Broker                    affiliation     paid to broker     commissions    commissions     paid to broker     paid to broker
American Enterprise      Wholly-owned           $0               0%             0%               $360*              $683*
Investment               subsidiary of
Services Inc.            AEFC


* Represents brokerage clearing fees.

--------------------------------------------------------------------------------
25   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $621,674,455        divided by             87,943,516           equals                   $7.07
Class B                 234,464,316                               34,760,836                                     6.75
Class C                  12,376,977                                1,834,812                                     6.75
Class I                   5,533,930                                  771,966                                     7.17
Class Y                     558,895                                   78,327                                     7.14


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed,

--------------------------------------------------------------------------------
26   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND
except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.


From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation entities identified by name in the Fund's prospectus or SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

--------------------------------------------------------------------------------
27   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel (or the investment personnel of the Fund's subadviser) and information obtained from outside resources, including Glass Lewis & Co. AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o  On the website accessible through www.americanexpress.com/funds


o On a website maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

--------------------------------------------------------------------------------
28   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class I and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $7.07, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $7.50. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:
                                                                               Sales charge as a percentage of:
Total market value                                               Public offering price                    Net amount invested
Up to $49,999                                                               5.75%                                    6.10%
$50,000-$99,999                                                             4.75                                     4.99
$100,000-$249,999                                                           3.50                                     3.63
$250,000-$499,999                                                           2.50                                     2.56
$500,000-$999,999                                                           2.00                                     2.04
$1,000,000 or more                                                          0.00                                     0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                                                                    Number of participants
Total plan assets                                                         1-99                                   100 or more
Less than $1 million                                                        4%                                       0%
$1 million or more                                                          0%                                       0%

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have

--------------------------------------------------------------------------------
29   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND
committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

--------------------------------------------------------------------------------
30   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

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31   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Taxes


For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, none of the Fund's net investment income dividends qualified for the corporate deduction.


Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).


The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal year was 0%.


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32   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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33   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                       Annual rate at each asset level
First    $0.25                                      0.740%
Next      0.25                                      0.715
Next      0.25                                      0.690
Next      0.25                                      0.665
Next      1.00                                      0.640
Over      2.00                                      0.615


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.708% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Before the fee based on the asset charge is paid, it is adjusted for the Fund's investment performance relative to the Lipper Small-Cap Core Funds Index (Index). If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
difference        Adjustment rate

0.00%-0.50%       0

0.50%-1.00%       6 basis points times the performance difference over 0.50%
                  (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%       3 basis points, plus 3 basis points times the performance
                  difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%       6 basis points, plus 2 basis points times the performance
                  difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%       10 basis points, plus 1 basis point times the performance
                  difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more     12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment increased the fee by $89,147 for fiscal year 2005.

The management fee is paid monthly. Under the agreement, the total amount paid was $6,341,134 for fiscal year 2005, $5,102,126 for fiscal year 2004, and $3,593,634 for fiscal year 2003.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $533,489 for fiscal year 2005, $227,451 for fiscal year 2004, and $354,549 for fiscal year 2003.


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34   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group, and AEFC senior management is taking action intended to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the one-year period ended Dec. 31, 2003, resulted in an increase in AEFC's investment management fee.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


Subadvisory Agreements

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.


Kenwood Capital Management LLC: Kenwood Capital Management LLC (Kenwood), an indirect subsidiary of AEFC located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the Fund's assets. Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


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35   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to the Subadviser's investment discretion, is equal to 0.35%. The total amount paid was $3,089,403 for fiscal year 2005, $2,282,191 for fiscal year 2004, and $1,740,599 for fiscal year 2003.


Portfolio Managers


The Portfolio Managers of the Fund are Jake Hurwitz and Kent Kelley, who are both equity owners and employees of Kenwood; and Dimitris Bertsimas and Jonathan Calvert, who are both employees of AEFC. These four individuals are the persons primarily responsible for investing the Fund's assets on a daily basis.


Other Accounts Managed


As of March 31, 2005, Messrs. Hurwitz and Kelley served as portfolio managers for (i) one other registered investment company with approximately $185.3 million in total assets, (ii) one other pooled investment vehicle with approximately $44.9 million in total assets, and (iii) 18 other accounts with approximately $445.5 million in total assets; Mr. Bertsimas served as portfolio manager of four other registered investment companies with approximately $1.5 billion in total assets, (ii) one other pooled investment vehicle with approximately $12.7 million in total assets, and (iii) 11 other accounts* with approximately $84.9 million in total assets; and Mr. Calvert served as portfolio manager for (i) two other registered investment companies with approximately $806.2 million in total assets, (ii) no other pooled investment vehicles, and
(iii) no other accounts. With respect to each of the registered investment companies, the advisory fee paid to AEFC is based in part on the performance of the fund.

* Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.


Potential Conflicts of Interest


The Fund's portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

Kenwood and AEFC are affiliates. Each has a fiduciary responsibility to all of the clients for which it manages accounts. Both Kenwood and AEFC seek to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Kenwood and AEFC have each developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


Structure of Compensation


Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the Fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

Messrs. Bertsimas and Calvert receive compensation as AEFC employees consisting of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the assets in all of the accounts managed by the team of which Messrs. Bertsimas and Calvert are members and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant Lipper peer group in the case of the Fund and to relevant benchmarks in all other cases. Funding for the bonus pool is also based on certain activities of the team in developing technology tools that can be used in AEFC's asset management business. Senior management of AEFC has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. AEFC's portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other AEFC employees. Depending upon their job level, AEFC's portfolio managers may also be eligible for other benefits or perquisites that are available to all AEFC employees at the same job level.


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36   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Ownership of Fund Shares


The table below shows the range of beneficial ownership of shares in the Fund for each portfolio manager at March 31, 2005.

     Jake Hurwitz         Kent Kelley    Dimitris Bertsimas    Jonathan Calvert
   $100,001-$500,000   $100,001-$500,000        None                 None


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                       Annual rate at each asset level
First    $0.25                                      0.060%
Next      0.25                                      0.055
Next      0.25                                      0.050
Next      0.25                                      0.045
Next      1.00                                      0.040
Over      2.00                                      0.035


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.054% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $491,869 for fiscal year 2005, $371,247 for fiscal year 2004, and $295,220 for fiscal year 2003.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20.00 per year, for Class I is $1.00 per year and for Class Y is $17.50 per year.

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

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37   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $1,972,996 for fiscal year 2005. After paying commissions to personal financial advisors, and other expenses, the amount retained was $774,287. The amounts were $2,543,371 and $757,410 for fiscal year 2004, and $968,618 and $332,344 for fiscal year 2003.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $1,548,853 for Class A shares, $2,477,943 for Class B shares and $123,637 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

--------------------------------------------------------------------------------
38   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
39   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86   Business Trust(2)        MA       6/30
  AXP(R) California Tax-Exempt Fund                                                                                      No
AXP(R) Dimensions Series, Inc.                         2/20/68, 6/13/86(1)   Corporation        NV/MN       7/31

  AXP(R) New Dimensions Fund(R)                                                                                         Yes

AXP(R) Discovery Series, Inc.                          4/29/81, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Core Bond Fund                                                                                                 Yes
  AXP(R) Discovery Fund                                                                                                 Yes
  AXP(R) Income Opportunities Fund                                                                                      Yes
  AXP(R) Inflation Protected Securities Fund                                                                             No
  AXP(R) Limited Duration Bond Fund                                                                                     Yes
AXP(R) Equity Series, Inc.                             3/18/57, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) Equity Select Fund                                                                                             Yes
AXP(R) Fixed Income Series, Inc.                       6/27/74, 6/31/86(1)   Corporation        NV/MN       8/31
  AXP(R) Diversified Bond Fund(3)                                                                                       Yes
AXP(R) Global Series, Inc.                                     10/28/88      Corporation           MN      10/31
  AXP(R) Global Bond Fund                                                                                                No
  AXP(R) Global Technology Fund                                                                                          No
  AXP(R) Threadneedle Emerging Markets Fund(6)                                                                          Yes
  AXP(R) Threadneedle Global Balanced Fund(6)                                                                           Yes
  AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                         Yes
AXP(R) Government Income Series, Inc.                           3/12/85      Corporation           MN       5/31
  AXP(R) Short Duration U.S. Government Fund(3)                                                                         Yes
  AXP(R) U.S. Government Mortgage Fund                                                                                  Yes
AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Growth Fund                                                                                                    Yes
  AXP(R) Large Cap Equity Fund                                                                                          Yes
  AXP(R) Large Cap Value Fund                                                                                           Yes
  AXP(R) Quantitative Large Cap Equity Fund                                                                             Yes
AXP(R) High Yield Income Series, Inc.                           8/17/83      Corporation           MN       5/31
  AXP(R) High Yield Bond Fund(3)                                                                                        Yes
AXP(R) High Yield Tax-Exempt Series, Inc.             12/21/78, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) High Yield Tax-Exempt Fund                                                                                     Yes
AXP(R) Income Series, Inc.                             2/10/45, 6/13/86(1)   Corporation        NV/MN       5/31
  AXP(R) Selective Fund                                                                                                 Yes
AXP(R) International Series, Inc.                               7/18/84      Corporation           MN      10/31

  AXP(R) Threadneedle European Equity Fund(6)                                                                           Yes

  AXP(R) Threadneedle International Fund(6)                                                                             Yes
AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Diversified Equity Income Fund                                                                                 Yes
  AXP(R) Mid Cap Value Fund                                                                                             Yes
  AXP(R) Mutual                                                                                                         Yes

--------------------------------------------------------------------------------
40   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Managed Series, Inc.                                     10/9/84      Corporation           MN       9/30
  AXP(R) Managed Allocation Fund                                                                                        Yes
AXP(R) Market Advantage Series, Inc.                            8/25/89      Corporation           MN       1/31
  AXP(R) Portfolio Builder Conservative Fund                                                                             No
  AXP(R) Portfolio Builder Moderate Conservative Fund                                                                    No
  AXP(R) Portfolio Builder Moderate Fund                                                                                 No
  AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                      No
  AXP(R) Portfolio Builder Aggressive Fund                                                                               No
  AXP(R) Portfolio Builder Total Equity Fund                                                                             No

  AXP(R) S&P 500 Index Fund                                                                                             Yes

  AXP(R) Small Company Index Fund                                                                                       Yes
AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Cash Management Fund                                                                                           Yes
AXP(R) Partners Series, Inc.                                    3/20/01      Corporation           MN       5/31
  AXP(R) Partners Aggressive Growth Fund                                                                                Yes
  AXP(R) Partners Fundamental Value Fund                                                                                Yes
  AXP(R) Partners Growth Fund                                                                                           Yes
  AXP(R) Partners Select Value Fund                                                                                     Yes
  AXP(R) Partners Small Cap Core Fund                                                                                   Yes

  AXP(R) Partners Small Cap Value Fund                                                                                  Yes

  AXP(R) Partners Value Fund                                                                                            Yes
AXP(R) Partners International Series, Inc.                       5/9/01      Corporation           MN      10/31
  AXP(R) Partners International Aggressive Growth Fund                                                                  Yes
  AXP(R) Partners International Core Fund                                                                               Yes
  AXP(R) Partners International Select Value Fund                                                                       Yes
  AXP(R) Partners International Small Cap Fund                                                                          Yes
AXP(R) Sector Series, Inc.                                      3/25/88      Corporation           MN       6/30
  AXP(R) Dividend Opportunity Fund(5)                                                                                   Yes
  AXP(R) Real Estate Fund                                                                                                No
AXP(R) Selected Series, Inc.                                    10/5/84      Corporation           MN       3/31
  AXP(R) Precious Metals Fund                                                                                            No
AXP(R) Special Tax-Exempt Series Trust                           4/7/86   Business Trust(2)        MA       6/30
  AXP(R) Insured Tax-Exempt Fund                                                                                        Yes
  AXP(R) Massachusetts Tax-Exempt Fund                                                                                   No
  AXP(R) Michigan Tax-Exempt Fund                                                                                        No
  AXP(R) Minnesota Tax-Exempt Fund                                                                                       No
  AXP(R) New York Tax-Exempt Fund                                                                                        No
  AXP(R) Ohio Tax-Exempt Fund                                                                                            No
AXP(R) Stock Series, Inc.                              2/10/45, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Stock Fund                                                                                                     Yes

--------------------------------------------------------------------------------
41   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Strategy Series, Inc.                                 1/24/84         Corporation           MN       3/31
  AXP(R) Equity Value Fund                                                                                              Yes
  AXP(R) Partners Small Cap Growth Fund                                                                                 Yes
  AXP(R) Small Cap Advantage Fund                                                                                       Yes
  AXP(R) Strategy Aggressive Fund                                                                                       Yes
AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation        NV/MN      11/30
  AXP(R) Intermediate Tax-Exempt Fund                                                                                   Yes
  AXP(R) Tax-Exempt Bond Fund                                                                                           Yes
AXP(R) Tax-Free Money Series, Inc.                  2/29/80, 6/13/86(1)      Corporation        NV/MN      12/31
  AXP(R) Tax-Free Money Fund                                                                                            Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
42   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 90 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Arne H. Carlson                      Board member      Chair, Board Services                               Joint Audit,
901 S. Marquette Ave.                since 1999        Corporation (provides                               Contracts, Executive,
Minneapolis, MN 55402                                  administrative services                             Investment Review,
Age 70                                                 to boards). Former                                  Board Effectiveness
                                                       Governor
                                                       of Minnesota
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Philip J. Carroll, Jr.               Board member      Retired Chairman and       Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.                since 2002        CEO, Fluor Corporation     Vulcan Materials         Executive,
Minneapolis, MN 55402                                  (engineering and           Company, Inc.            Investment Review
Age 67                                                 construction) since 1998   (construction
                                                                                  materials/chemicals)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Livio D. DeSimone                    Board member      Retired Chair of the       Cargill, Incorporated    Joint Audit,
30 Seventh Street East               since 2001        Board and Chief            (commodity merchants     Executive,
Suite 3050                                             Executive Officer,         and processors),         Investment Review
St. Paul, MN 55101-4901                                Minnesota Mining and       General Mills, Inc.
Age 70                                                 Manufacturing (3M)         (consumer foods),
                                                                                  Vulcan Materials
                                                                                  Company (construction
                                                                                  materials/chemicals),
                                                                                  Milliken & Company
                                                                                  (textiles and
                                                                                  chemicals), and Nexia
                                                                                  Biotechnologies, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Patricia M. Flynn                    Board member      Trustee Professor of       BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.                since 2004        Economics and              Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                  Management, Bentley        and its subsidiary
Age 54                                                 College since 2002;        Boston Federal Savings
                                                       former Dean, McCallum      Bank
                                                       Graduate School of
                                                       Business, Bentley
                                                       College from
                                                       1999 to 2002
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Anne P. Jones                        Board member      Attorney and Consultant                             Joint Audit,
901 S. Marquette Ave.                since 1985                                                            Board Effectiveness,
Minneapolis, MN 55402                                                                                      Executive,
Age 70                                                                                                     Investment Review
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Stephen R. Lewis, Jr.                Board member      Retired President and      Valmont Industries,      Contracts,
901 S. Marquette Ave.                since 2002        Professor of Economics,    Inc.                     Investment Review,
Minneapolis, MN 55402                                  Carleton College           (manufactures            Executive,
Age 66                                                                            irrigation systems)      Board Effectiveness
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Catherine James Paglia               Board member      Director, Enterprise       Strategic                Investment Review,
901 S. Marquette Ave.                since 2004        Asset Management, Inc.     Distribution, Inc.       Contracts
Minneapolis, MN 55402                                  (private real estate and   (transportation,
Age 52                                                 asset management           distribution and
                                                       company) since 1999        logistics consultants)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alan K. Simpson                      Board member      Former three-term United                            Investment Review,
1201 Sunshine Ave.                   since 1997        States Senator for                                  Board Effectiveness
Cody, WY 82414                                         Wyoming
Age 73
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alison Taunton-Rigby                 Board member      Founder and Chief          Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.                since 2002        Executive Officer,         (biotechnology)          Contracts
Minneapolis, MN 55402                                  RiboNovix, Inc. since
Age 61                                                 2004;
                                                       President, Forester
                                                       Biotech since 2000;
                                                       prior to that, President
                                                       and CEO,
                                                       Aquila
                                                       Biopharmaceuticals, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

--------------------------------------------------------------------------------
43   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Board Member Affiliated with AEFC*

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
William F. Truscott                  Board member      Senior Vice President -
53600 AXP Financial Center           since 2001,       Chief Investment Officer
Minneapolis, MN 55474                Vice President    of AEFC since 2001.
Age 44                               since 2002        Former Chief Investment
                                                       Officer and Managing
                                                       Director, Zurich Scudder
                                                       Investments
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Jeffrey P. Fox                       Treasurer         Vice President -
105 AXP Financial Center             since 2002        Investment Accounting,
Minneapolis, MN 55474                                  AEFC, since 2002; Vice
Age 49                                                 President - Finance,
                                                       American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC,
                                                       1996-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Paula R. Meyer                       President         Senior Vice President
596 AXP Financial Center             since 2002        and General Manager -
Minneapolis, MN 55474                                  Mutual Funds, AEFC,
Age 51                                                 since 2002; Vice
                                                       President and Managing
                                                       Director - American
                                                       Express Funds,
                                                       AEFC, 2000-2002; Vice
                                                       President, AEFC,
                                                       1998-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Leslie L. Ogg                        Vice President,   President of Board
901 S. Marquette Ave.                General           Services Corporation
Minneapolis, MN 55402                Counsel, and
Age 66                               Secretary since
                                     1978
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------


Beth E. Weimer                       Chief             Vice President and Chief
172 AXP Financial Center             Compliance        Compliance Officer,
Minneapolis, MN 55474                Officer since     AEFC, since 2001; Vice
Age 52                               2004              President and Chief
                                                       Compliance Officer, AEFA,
                                                       2001-2005; Partner,
                                                       Arthur Andersen
                                                       Regulatory Risk
                                                       Services, 1998-2001
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------


Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held three meetings during the last fiscal year.


--------------------------------------------------------------------------------
44   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held five meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004

                                                  Aggregate dollar range of
                             Dollar range of      equity securities of all
                            equity securities      American Express Funds
                               in the Fund        overseen by Board Member
                                  Range                     Range
Arne H. Carlson                   none                  over $100,000
Philip J. Carroll, Jr.*           none                      none
Livio D. DeSimone*            over $100,000             over $100,000
Patricia M. Flynn                 none                 $10,001-$50,000
Anne P. Jones                     none                  over $100,000
Stephen R. Lewis, Jr.*            none                 $10,001-$50,000
Catherine James Paglia            none                      none
Alan K. Simpson                   none                $50,001-$100,000
Alison Taunton-Rigby              none                  over $100,000
William F. Truscott               none                  over $100,000

* Three independent directors have deferred compensation and invested in share equivalents. As of Dec. 31, 2004, each owned:

  Philip J. Carroll, Jr. AXP Global Technology Fund              $10,001-$50,000

  Livio D. DeSimone      AXP High Yield Bond Fund               $50,001-$100,000
                         AXP Partners Small Cap Value Fund      $50,001-$100,000
                         AXP Small Cap Advantage Fund           $50,001-$100,000

  Stephen R. Lewis, Jr.  AXP Threadneedle International Fund     $10,001-$50,000
                         AXP Diversified Equity Income Fund     $50,001-$100,000
                         AXP Threadneedle Emerging Markets Fund  $10,001-$50,000


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


--------------------------------------------------------------------------------
45   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 31 meetings, received the following compensation:


Compensation Table


                                                   Total cash compensation from
                                                    American Express Funds and
Board member*                   Aggregate          Preferred Master Trust Group
                       compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.         $1,403**                        $      0
Livio D. DeSimone               1,530***                              0
Patricia M. Flynn                 642****                        41,371
Anne P. Jones                   1,680                           161,675
Stephen R. Lewis, Jr.           1,780*****                      118,226
Catherine James Paglia            683                            64,392
Alan K. Simpson                 1,225                           119,375
Alison Taunton-Rigby            1,475                           142,675


      * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


     ** Includes the deferred compensation in the amount of $1,403 from the Fund.

    *** Includes the deferred compensation in the amount of $1,530 from the Fund.

   ****  Includes the deferred compensation in the amount of $200 from the Fund.

  *****  Includes the deferred compensation in the amount of $722 from the Fund.


Control Persons and Principal Holders of Securities


The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.

Name, city and state of investor                  Class A      Class B     Class C     Class I    Class Y
Charles Schwab & Co., Inc. a brokerage firm       17.79%         N/A         N/A         N/A      99.46%
Portfolio Builder Moderate Aggressive Fund          N/A          N/A         N/A       32.40%       N/A

The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
46   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

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47   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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48   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

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49   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

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50   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

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51   --   AXP STRATEGY SERIES, INC. -- AXP SMALL CAP ADVANTAGE FUND

                                                              S-6427-20 J (5/05)

                          AXP(R) STRATEGY SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   AXP(R) STRATEGY AGGRESSIVE FUND (the Fund)

                                  MAY 27, 2005

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.   3

Fundamental Investment Policies                                      p.   4

Investment Strategies and Types of Investments                       p.   5

Information Regarding Risks and Investment Strategies                p.   6

Securities Transactions                                              p.  23

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.  25

Valuing Fund Shares                                                  p.  26

Portfolio Holdings Disclosure                                        p.  27

Proxy Voting                                                         p.  28

Investing in the Fund                                                p.  29

Selling Shares                                                       p.  31

Pay-out Plans                                                        p.  32


Capital Loss Carryover                                               p.  32


Taxes                                                                p.  33

Agreements                                                           p.  34

Organizational Information                                           p.  38

Board Members and Officers                                           p.  42

Control Persons and Principal Holders of Securities                  p.  46

Independent Registered Public Accounting Firm                        p.  46

Appendix: Description of Ratings                                     p.  47

CORPORATE REORGANIZATION


On Feb. 1, 2005, American Express Company, the parent company of the Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company. Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between the Fund and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of the Fund, are anticipated.


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2   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging
Regular                                    Market price            Shares
investment                                  of a share           acquired
  $100                                         $ 6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no current intention to borrow to a material extent.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments           Allowable for the Fund?
Agency and Government Securities                                  yes
Borrowing                                                         yes
Cash/Money Market Instruments                                     yes
Collateralized Bond Obligations                                   yes
Commercial Paper                                                  yes
Common Stock                                                      yes
Convertible Securities                                            yes
Corporate Bonds                                                   yes
Debt Obligations                                                  yes
Depositary Receipts                                               yes
Derivative Instruments (including Options and Futures)            yes
Exchange-Traded Funds                                             yes
Foreign Currency Transactions                                     yes
Foreign Securities                                                yes
Funding Agreements                                                yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)               yes
Illiquid and Restricted Securities                                yes
Indexed Securities                                                yes
Inflation Protected Securities                                    yes
Inverse Floaters                                                  no
Investment Companies                                              yes
Lending of Portfolio Securities                                   yes
Loan Participations                                               yes
Mortgage- and Asset-Backed Securities                             yes
Mortgage Dollar Rolls                                             no
Municipal Obligations                                             yes
Preferred Stock                                                   yes
Real Estate Investment Trusts                                     yes
Repurchase Agreements                                             yes
Reverse Repurchase Agreements                                     yes
Short Sales                                                       no
Sovereign Debt                                                    yes
Structured Products                                               yes
Swap Agreements                                                   no
Variable- or Floating-Rate Securities                             yes
Warrants                                                          yes
When-Issued Securities and Forward Commitments                    yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities              yes

--------------------------------------------------------------------------------
5   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, 65% of the Fund's total assets will be invested in equity securities.

o The Fund may not invest in debt securities rated lower than B. Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

o The Fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

o  The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell securities short, except the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o  The Fund will not invest in a company to control or manage it.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

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6   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

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Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

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Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

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Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

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A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

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A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

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When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

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A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

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Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain

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judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an

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adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.


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Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

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19   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

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20   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

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21   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.


CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.


Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

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22   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

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23   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $933,213 for fiscal year ended March 31, 2005, $1,563,638 for fiscal year 2004, and $1,954,985 for fiscal year 2003. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund except for the affiliates as noted in the next section.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 35% in the most recent fiscal year, and 55% in the year before.


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24   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

As of the end of fiscal year                                   2005                              2004                2003
                                                                           Percent of
                                                                        aggregate dollar
                                                                            amount of
                                         Aggregate dollar   Percent of    transactions     Aggregate dollar    Aggregate dollar
                                             amount of       aggregate      involving          amount of           amount of
                          Nature of         commissions      brokerage     payment of         commissions         commissions
Broker                   affiliation      paid to broker    commissions    commissions      paid to broker      paid to broker
American Enterprise     Wholly-owned          $7,880*          0.84%          2.51%             $5,432*            $41,748*
Investment              subsidiary of AEFC
Services Inc.


* Represents brokerage clearing fees.

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25   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $453,020,526        divided by             39,643,036           equals                  $11.43
Class B                 150,640,501                               14,822,706                                    10.16
Class C                   1,837,142                                  180,759                                    10.16
Class I                      10,749                                      919                                    11.70
Class Y                   1,740,559                                  149,294                                    11.66


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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26   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Portfolio Holdings Disclosure

The Fund's board of directors and AEFC believe that the investment ideas of AEFC and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted AEFC's policies and approved AEFC's procedures, including AEFC's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and AEFC does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although AEFC seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may AEFC, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.americanexpress.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, AEFC makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.


From time to time, AEFC may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation entities identified by name in the Fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


The Fund's board has adopted the policies of AEFC and approved the procedures AEFC has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from AEFC's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, AEFC, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be

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27   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND
authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although AEFC has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Glass Lewis & Co. AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained without cost:

o  On the website accessible through www.americanexpress.com/funds


o On a website maintained by the Securities and Exchange Commission, www.sec.gov

o  By calling the Fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.

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28   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $11.43, by 0.9425 (1.00 - 0.0575) for a maximum 5.75% sales charge for a public offering price of $12.13. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                                Sales charge as a percentage of:
Total market value                                                    Public offering price            Net amount invested
Up to $49,999                                                                   5.75%                           6.10%
$50,000-$99,999                                                                 4.75                            4.99
$100,000-$249,999                                                               3.50                            3.63
$250,000-$499,999                                                               2.50                            2.56
$500,000-$999,999                                                               2.00                            2.04
$1,000,000 or more                                                              0.00                            0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                                                                     Number of participants
Total plan assets                                                             1-99                         100 or more
Less than $1 million                                                          4%                              0%
$1 million or more                                                            0%                              0%

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

--------------------------------------------------------------------------------
29   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o  Qualified employee benefit plans* if the plan:

   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

      o  at least $10 million in plan assets or

      o  500 or more participants; or

   o  does not use daily transfer recordkeeping and has

      o  at least $3 million invested in American Express mutual funds or

      o  500 or more participants.

A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

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30   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

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31   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $1,414,474,084 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                    2009                 2010                2011                 2012                2013
                $207,116,650         $841,156,325        $315,348,051          $23,741,111         $27,111,947

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


--------------------------------------------------------------------------------
32   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.


Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).


The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for stock and 90 days for preferreds).


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.

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33   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of the Fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the Fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder when the shares are sold.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                       Annual rate at each asset level
First   $1.0                                        0.600%
Next     1.0                                        0.575
Next     1.0                                        0.550
Next     3.0                                        0.525
Over     6.0                                        0.500


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.600% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


--------------------------------------------------------------------------------
34   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Before the fee based on the asset charge is paid, it is adjusted for the Fund's investment performance relative to the Lipper Mid-Cap Growth Funds Index (Index). If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table:

Performance
difference       Adjustment rate

0.00%-0.50%      0

0.50%-1.00%      6 basis points times the performance difference over 0.50%
                 (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%      3 basis points, plus 3 basis points times the performance
                 difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%      6 basis points, plus 2 basis points times the performance
                 difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%      10 basis points, plus 1 basis point times the performance
                 difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more    12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's Class A performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's Class A shares, the fee paid to AEFC will decrease.


The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The adjustment decreased the fee by $854,620 for fiscal year 2005.

The management fee is paid monthly. Under the agreement, the total amount paid was $3,390,499 for fiscal year 2005, $4,338,334 for fiscal year 2004, and $4,964,632 for fiscal year 2003.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $451,456 for fiscal year 2005, $585,955 for fiscal year 2004, and $577,160 for fiscal year 2003.


Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other board members. The reports were presented in meetings at which board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the board and the conclusions drawn are set forth below.

The board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the period June 30, 2002, through Dec. 31, 2003, which is the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking action intended to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of recent market conditions.


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35   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the Fund and a larger comparison group that excluded funds that differ significantly. The board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, AEFC's fees were adjusted accordingly. The performance incentive adjustment for the one-year period ended Dec. 31, 2003, resulted in a decrease in AEFC's investment management fee.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


Portfolio Manager

The Portfolio Manager of the Fund is Paul Rokosz. He is the person primarily responsible for investing the Fund's assets on a daily basis.

Other Accounts Managed


As of March 31, 2005, Mr. Rokosz served as portfolio manager for (i) one other registered investment company with approximately $741.1 million in total assets,
(ii) two other pooled investment vehicles with approximately $141.5 million in total assets, and (iii) ten other accounts with approximately $1.7 billion in total assets. With respect to the two registered investment companies, the advisory fee paid to AEFC is based in part on the performance of the fund.


Potential Conflicts of Interest


AEFC's portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

AEFC has a fiduciary responsibility to all of the clients for which it manages accounts. AEFC seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. AEFC has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Structure of Compensation

Mr. Rokosz's compensation as an AEFC employee consists of (i) a base salary,
(ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. His annual bonus is paid from a team bonus pool that is based on both mutual fund performance and institutional portfolios. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the assets managed by the team of which Mr. Rokosz is a member and by the short-term (typically one year) and long-term (typically three year) performance of the Fund in relation to its Lipper peer group, and with respect to other accounts, by a percentage of management fees. Senior management of AEFC has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of Mr. Rokosz's bonus based on his performance as an employee. AEFC's portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other AEFC employees. Depending upon their job level, AEFC's portfolio managers may also be eligible for other benefits or perquisites that are available to all AEFC employees at the same job level.


--------------------------------------------------------------------------------
36   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Ownership of Fund Shares

At the close of business on March 31, 2005, Mr.Rokosz's beneficial ownership of shares in the Fund was in the range of $10,001 to $50,000.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                     Annual rate at each asset level
First   $1.0                                        0.050%
Next     1.0                                        0.045
Next     1.0                                        0.040
Next     3.0                                        0.035
Over     6.0                                        0.030


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.050% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $369,709 for fiscal year 2005, $441,077 for fiscal year 2004, and $507,375 for fiscal year 2003.


TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20.00 per year, for Class I is $1.00 per year and for Class Y is $17.50 per year.

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $595,175 for fiscal year 2005. After paying commissions to personal financial advisors, and other expenses, the amount retained was $241,030. The amounts were $873,773 and $296,244 for fiscal year 2004, and $1,249,906 and $439,236 for fiscal year 2003.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

--------------------------------------------------------------------------------
37   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $1,298,856 for Class A shares, $1,840,696 for Class B shares and $21,193 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
38   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86   Business Trust(2)        MA       6/30
  AXP(R) California Tax-Exempt Fund                                                                                      No
AXP(R) Dimensions Series, Inc.                         2/20/68, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) New Dimensions Fund                                                                                            Yes
AXP(R) Discovery Series, Inc.                          4/29/81, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Core Bond Fund                                                                                                 Yes
  AXP(R) Discovery Fund                                                                                                 Yes
  AXP(R) Income Opportunities Fund                                                                                      Yes
  AXP(R) Inflation Protected Securities Fund                                                                             No
  AXP(R) Limited Duration Bond Fund                                                                                     Yes
AXP(R) Equity Series, Inc.                             3/18/57, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) Equity Select Fund                                                                                             Yes
AXP(R) Fixed Income Series, Inc.                       6/27/74, 6/31/86(1)   Corporation        NV/MN       8/31
  AXP(R) Diversified Bond Fund(3)                                                                                       Yes
AXP(R) Global Series, Inc.                                     10/28/88      Corporation           MN      10/31
  AXP(R) Global Bond Fund                                                                                                No
  AXP(R) Global Technology Fund                                                                                          No
  AXP(R) Threadneedle Emerging Markets Fund(6)                                                                          Yes
  AXP(R) Threadneedle Global Balanced Fund(6)                                                                           Yes
  AXP(R) Threadneedle Global Equity Fund(4),(6)                                                                         Yes
AXP(R) Government Income Series, Inc.                           3/12/85      Corporation           MN       5/31
  AXP(R) Short Duration U.S. Government Fund(3)                                                                         Yes
  AXP(R) U.S. Government Mortgage Fund                                                                                  Yes
AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Growth Fund                                                                                                    Yes
  AXP(R) Large Cap Equity Fund                                                                                          Yes
  AXP(R) Large Cap Value Fund                                                                                           Yes
  AXP(R) Quantitative Large Cap Equity Fund                                                                             Yes
AXP(R) High Yield Income Series, Inc.                           8/17/83      Corporation           MN       5/31
  AXP(R) High Yield Bond Fund(3)                                                                                        Yes
AXP(R) High Yield Tax-Exempt Series, Inc.             12/21/78, 6/13/86(1)   Corporation        NV/MN      11/30
  AXP(R) High Yield Tax-Exempt Fund                                                                                     Yes
AXP(R) Income Series, Inc.                             2/10/45, 6/13/86(1)   Corporation        NV/MN       5/31
  AXP(R) Selective Fund                                                                                                 Yes
AXP(R) International Series, Inc.                               7/18/84      Corporation           MN      10/31

  AXP(R) Threadneedle European Equity Fund(6)                                                                           Yes

  AXP(R) Threadneedle International Fund(6)                                                                             Yes
AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Diversified Equity Income Fund                                                                                 Yes
  AXP(R) Mid Cap Value Fund                                                                                             Yes
  AXP(R) Mutual                                                                                                         Yes

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39   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Managed Series, Inc.                                     10/9/84      Corporation           MN       9/30
  AXP(R) Managed Allocation Fund                                                                                        Yes
AXP(R) Market Advantage Series, Inc.                            8/25/89      Corporation           MN       1/31
  AXP(R) Portfolio Builder Conservative Fund                                                                             No
  AXP(R) Portfolio Builder Moderate Conservative Fund                                                                    No
  AXP(R) Portfolio Builder Moderate Fund                                                                                 No
  AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                      No
  AXP(R) Portfolio Builder Aggressive Fund                                                                               No
  AXP(R) Portfolio Builder Total Equity Fund                                                                             No

  AXP(R) S&P 500 Index Fund                                                                                             Yes

  AXP(R) Small Company Index Fund                                                                                       Yes
AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)   Corporation        NV/MN       7/31
  AXP(R) Cash Management Fund                                                                                           Yes
AXP(R) Partners Series, Inc.                                    3/20/01      Corporation           MN       5/31
  AXP(R) Partners Aggressive Growth Fund                                                                                Yes
  AXP(R) Partners Fundamental Value Fund                                                                                Yes
  AXP(R) Partners Growth Fund                                                                                           Yes
  AXP(R) Partners Select Value Fund                                                                                     Yes
  AXP(R) Partners Small Cap Core Fund                                                                                   Yes

  AXP(R) Partners Small Cap Value Fund                                                                                  Yes

  AXP(R) Partners Value Fund                                                                                            Yes
AXP(R) Partners International Series, Inc.                       5/9/01      Corporation           MN      10/31
  AXP(R) Partners International Aggressive Growth Fund                                                                  Yes
  AXP(R) Partners International Core Fund                                                                               Yes
  AXP(R) Partners International Select Value Fund                                                                       Yes
  AXP(R) Partners International Small Cap Fund                                                                          Yes
AXP(R) Sector Series, Inc.                                      3/25/88      Corporation           MN       6/30
  AXP(R) Dividend Opportunity Fund(5)                                                                                   Yes
  AXP(R) Real Estate Fund                                                                                                No
AXP(R) Selected Series, Inc.                                    10/5/84      Corporation           MN       3/31
  AXP(R) Precious Metals Fund                                                                                            No
AXP(R) Special Tax-Exempt Series Trust                           4/7/86   Business Trust(2)        MA       6/30
  AXP(R) Insured Tax-Exempt Fund                                                                                        Yes
  AXP(R) Massachusetts Tax-Exempt Fund                                                                                   No
  AXP(R) Michigan Tax-Exempt Fund                                                                                        No
  AXP(R) Minnesota Tax-Exempt Fund                                                                                       No
  AXP(R) New York Tax-Exempt Fund                                                                                        No
  AXP(R) Ohio Tax-Exempt Fund                                                                                            No
AXP(R) Stock Series, Inc.                              2/10/45, 6/13/86(1)   Corporation        NV/MN       9/30
  AXP(R) Stock Fund                                                                                                     Yes

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40   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                              Date of         Form of          State of    Fiscal
Fund                                                       organization    organization      organization year end   Diversified
AXP(R) Strategy Series, Inc.                                 1/24/84         Corporation           MN       3/31
  AXP(R) Equity Value Fund                                                                                              Yes
  AXP(R) Partners Small Cap Growth Fund                                                                                 Yes
  AXP(R) Small Cap Advantage Fund                                                                                       Yes
  AXP(R) Strategy Aggressive Fund                                                                                       Yes
AXP(R) Tax-Exempt Series, Inc.                      9/30/76, 6/13/86(1)      Corporation        NV/MN      11/30
  AXP(R) Intermediate Tax-Exempt Fund                                                                                   Yes
  AXP(R) Tax-Exempt Bond Fund                                                                                           Yes
AXP(R) Tax-Free Money Series, Inc.                  2/29/80, 6/13/86(1)      Corporation        NV/MN      12/31
  AXP(R) Tax-Free Money Fund                                                                                            Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(4) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(5) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(6) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund, and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.

--------------------------------------------------------------------------------
41   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 90 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Arne H. Carlson                      Board member      Chair, Board Services                               Joint Audit,
901 S. Marquette Ave.                since 1999        Corporation (provides                               Contracts, Executive,
Minneapolis, MN 55402                                  administrative services                             Investment Review,
Age 70                                                 to boards). Former                                  Board Effectiveness
                                                       Governor
                                                       of Minnesota
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Philip J. Carroll, Jr.               Board member      Retired Chairman and       Scottish Power PLC,      Joint Audit,
901 S. Marquette Ave.                since 2002        CEO, Fluor Corporation     Vulcan Materials         Executive,
Minneapolis, MN 55402                                  (engineering and           Company, Inc.            Investment Review
Age 67                                                 construction) since 1998   (construction
                                                                                  materials/chemicals)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Livio D. DeSimone                    Board member      Retired Chair of the       Cargill, Incorporated    Joint Audit,
30 Seventh Street East               since 2001        Board and Chief            (commodity merchants     Executive,
Suite 3050                                             Executive Officer,         and processors),         Investment Review
St. Paul, MN 55101-4901                                Minnesota Mining and       General Mills, Inc.
Age 70                                                 Manufacturing (3M)         (consumer foods),
                                                                                  Vulcan Materials
                                                                                  Company (construction
                                                                                  materials/chemicals),
                                                                                  Milliken & Company
                                                                                  (textiles and
                                                                                  chemicals), and Nexia
                                                                                  Biotechnologies, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Patricia M. Flynn                    Board member      Trustee Professor of       BostonFed Bancorp,       Investment Review,
901 S. Marquette Ave.                since 2004        Economics and              Inc. (holding company)   Joint Audit
Minneapolis, MN 55402                                  Management, Bentley        and its subsidiary
Age 54                                                 College since 2002;        Boston Federal Savings
                                                       former Dean, McCallum      Bank
                                                       Graduate School of
                                                       Business, Bentley
                                                       College from
                                                       1999 to 2002
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Anne P. Jones                        Board member      Attorney and Consultant                             Joint Audit,
901 S. Marquette Ave.                since 1985                                                            Board Effectiveness,
Minneapolis, MN 55402                                                                                      Executive,
Age 70                                                                                                     Investment Review
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Stephen R. Lewis, Jr.                Board member      Retired President and      Valmont Industries,      Contracts,
901 S. Marquette Ave.                since 2002        Professor of Economics,    Inc.                     Investment Review,
Minneapolis, MN 55402                                  Carleton College           (manufactures            Executive,
Age 66                                                                            irrigation systems)      Board Effectiveness
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Catherine James Paglia               Board member      Director, Enterprise       Strategic                Investment Review,
901 S. Marquette Ave.                since 2004        Asset Management, Inc.     Distribution, Inc.       Contracts
Minneapolis, MN 55402                                  (private real estate and   (transportation,
Age 52                                                 asset management           distribution and
                                                       company) since 1999        logistics consultants)
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alan K. Simpson                      Board member      Former three-term United                            Investment Review,
1201 Sunshine Ave.                   since 1997        States Senator for                                  Board Effectiveness
Cody, WY 82414                                         Wyoming
Age 73
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Alison Taunton-Rigby                 Board member      Founder and Chief          Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.                since 2002        Executive Officer,         (biotechnology)          Contracts
Minneapolis, MN 55402                                  RiboNovix, Inc. since
Age 61                                                 2004;
                                                       President, Forester
                                                       Biotech since 2000;
                                                       prior to that, President
                                                       and CEO,
                                                       Aquila
                                                       Biopharmaceuticals, Inc.
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

--------------------------------------------------------------------------------
42  --  AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Board Member Affiliated with AEFC*

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
William F. Truscott                  Board member      Senior Vice President -
53600 AXP Financial Center           since 2001,       Chief Investment Officer
Minneapolis, MN 55474                Vice President    of AEFC since 2001.
Age 44                               since 2002        Former Chief Investment
                                                       Officer and Managing
                                                       Director, Zurich Scudder
                                                       Investments
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------

* Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                   Position held     Principal occupation       Other directorships      Committee memberships
                                     with Fund and     during past five years
                                     length of
                                     service
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Jeffrey P. Fox                       Treasurer         Vice President -
105 AXP Financial Center             since 2002        Investment Accounting,
Minneapolis, MN 55474                                  AEFC, since 2002; Vice
Age 49                                                 President - Finance,
                                                       American Express
                                                       Company, 2000-2002; Vice
                                                       President - Corporate
                                                       Controller, AEFC,
                                                       1996-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Paula R. Meyer                       President         Senior Vice President
596 AXP Financial Center             since 2002        and General Manager -
Minneapolis, MN 55474                                  Mutual Funds, AEFC,
Age 51                                                 since 2002; Vice
                                                       President and Managing
                                                       Director - American
                                                       Express Funds,
                                                       AEFC, 2000-2002; Vice
                                                       President, AEFC,
                                                       1998-2000
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------
Leslie L. Ogg                        Vice President,   President of Board
901 S. Marquette Ave.                General           Services Corporation
Minneapolis, MN 55402                Counsel, and
Age 66                               Secretary since
                                     1978
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------


Beth E. Weimer                       Chief             Vice President and Chief
172 AXP Financial Center             Compliance        Compliance Officer,
Minneapolis, MN 55474                Officer since     AEFC, since 2001; Vice
Age 52                               2004              President and Chief
                                                       Compliance Officer, AEFA,
                                                       2001-2005; Partner,
                                                       Arthur Andersen
                                                       Regulatory Risk
                                                       Services, 1998-2001
------------------------------------ ----------------- -------------------------- ------------------------ ----------------------


--------------------------------------------------------------------------------
43   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held three meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held five meetings during the last fiscal year.


--------------------------------------------------------------------------------
44   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2004

Based on net asset values as of Dec. 31, 2004

                                                  Aggregate dollar range of
                             Dollar range of      equity securities of all
                            equity securities      American Express Funds
                               in the Fund        overseen by Board Member
                                  Range                     Range
Arne H. Carlson                   none                  over $100,000
Philip J. Carroll, Jr.*           none                      none
Livio D. DeSimone*                none                  over $100,000
Patricia M. Flynn                 none                 $10,001-$50,000
Anne P. Jones                     none                  over $100,000
Stephen R. Lewis, Jr.*            none                 $10,001-$50,000
Catherine James Paglia            none                      none
Alan K. Simpson                   none                $50,001-$100,000
Alison Taunton-Rigby              none                  over $100,000
William F. Truscott               none                  over $100,000

* Three independent directors have deferred compensation and invested in share equivalents.

  As of Dec. 31, 2004, each owned:

  Philip J. Carroll, Jr. AXP Global Technology Fund              $10,001-$50,000

  Livio D. DeSimone      AXP High Yield Bond Fund               $50,001-$100,000
                         AXP Partners Small Cap Value Fund      $50,001-$100,000
                         AXP Small Cap Advantage Fund           $50,001-$100,000

  Stephen R. Lewis, Jr.  AXP Threadneedle International Fund     $10,001-$50,000
                         AXP Diversified Equity Income Fund     $50,001-$100,000
                         AXP Threadneedle Emerging Markets Fund  $10,001-$50,000


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 31 meetings, received the following compensation:


Compensation Table


                                                   Total cash compensation from
                                                    American Express Funds and
Board member*                   Aggregate          Preferred Master Trust Group
                       compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.           $1,353**                   $      0
Livio D. DeSimone                 1,480***                         0
Patricia M. Flynn                   592****                   41,371
Anne P. Jones                     1,630                      161,675
Stephen R. Lewis, Jr.             1,730*****                 118,226
Catherine James Paglia              633                       64,392
Alan K. Simpson                   1,175                      119,375
Alison Taunton-Rigby              1,425                      142,675


     * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


    ** Includes the deferred compensation in the amount of $1,353 from the Fund.

   *** Includes the deferred compensation in the amount of $1,480 from the Fund.

  ****  Includes the deferred compensation in the amount of $175 from the Fund.

 *****  Includes the deferred compensation in the amount of $693 from the Fund.


--------------------------------------------------------------------------------
45   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Control Persons and Principal Holders of Securities

The following table identifies those investors who owned 5% or more of any class of the Fund's shares as of 30 days prior to the date of this SAI.


Name, city and state of investor                                    Class A    Class B     Class C     Class I     Class Y
American Express Financial Corporation, Minneapolis, MN               N/A        N/A         N/A       100.00%       N/A
Met Life, Jersey City, NJ                                             N/A        N/A         N/A         N/A       93.94%

The following investors owned 25% or more of the Fund's shares (all share classes taken together) as of 30 days prior to the date of this SAI, and are therefore presumed to control the Fund: None.


Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
46   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Appendix

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o  Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
47   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

--------------------------------------------------------------------------------
48   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
49   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
50   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
51   --   AXP STRATEGY SERIES, INC. -- AXP STRATEGY AGGRESSIVE FUND

                                                              S-6381-20 R (5/05)

Investments in Securities

AXP Equity Value Fund

March 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (98.4%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (4.8%)
Honeywell Intl                                505,300              $18,802,213
United Technologies                           361,800               36,780,588
Total                                                               55,582,801

Airlines (0.7%)
AMR                                           299,800(b,d)           3,207,860
Continental Airlines Cl B                     282,400(b,d)           3,400,096
Northwest Airlines                            301,600(b,d)           2,017,704
Total                                                                8,625,660

Banks and savings & loans (2.2%)
Bank of America                               444,300               19,593,630
Mellon Financial                              203,300                5,802,182
Total                                                               25,395,812

Beverages & tobacco (1.4%)
Altria Group                                  250,800               16,399,812

Broker dealers (5.7%)
JPMorgan Chase & Co                           246,064                8,513,814
Lehman Brothers Holdings                      219,900               20,705,784
Merrill Lynch & Co                            311,100               17,608,260
Morgan Stanley                                323,100               18,497,475
Total                                                               65,325,333

Building materials & construction (2.1%)
CEMEX ADR                                     320,766(c)            11,627,768
Hanson ADR                                    245,300(c)            11,553,630
Insituform Technologies Cl A                   72,800(b)             1,056,328
Total                                                               24,237,726

Cable (0.5%)
Comcast Cl A                                  155,300(b)             5,246,034

Chemicals (3.7%)
Air Products & Chemicals                      279,100               17,664,239
Cabot                                          33,600                1,123,248
Dow Chemical                                  226,400               11,286,040
EI du Pont de Nemours & Co                    251,200               12,871,488
Total                                                               42,945,015

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (2.9%)
Computer Associates Intl                      182,400               $4,943,040
Computer Sciences                              92,600(b)             4,245,710
Intl Business Machines                        103,900                9,494,382
Microsoft                                     617,200               14,917,724
Total                                                               33,600,856

Electronics (0.4%)
Agilent Technologies                          121,600(b)             2,699,520
Energy Conversion Devices                      63,700(b)             1,447,901
Total                                                                4,147,421

Energy (12.8%)
Anadarko Petroleum                            111,400                8,477,540
Ballard Power Systems                         219,200(b,c)           1,133,264
BP ADR                                        210,800(c)            13,153,920
Burlington Resources                           95,600                4,786,692
ChevronTexaco                                 500,900               29,207,479
ConocoPhillips                                163,500               17,631,840
Devon Energy                                  126,500                6,040,375
EnCana                                        235,700(c)            16,597,994
EOG Resources                                 104,800                5,107,952
Exxon Mobil                                   444,900               26,516,040
FuelCell Energy                               112,700(b,d)           1,124,746
Petroleo Brasileiro ADR                       423,600(c)            18,714,648
Total                                                              148,492,490

Energy equipment & services (7.7%)
Baker Hughes                                  363,200               16,158,768
Halliburton                                   420,200               18,173,650
Schlumberger                                  267,000               18,818,160
Transocean                                    460,900(b)            23,717,914
Weatherford Intl                              194,300(b)            11,257,742
Total                                                               88,126,234

Environmental services (0.7%)
Waste Management                              280,200                8,083,770

Finance companies (3.4%)
Citigroup                                     875,400               39,340,476

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Financial services (3.0%)
Capital One Financial                         211,200              $15,791,424
Fannie Mae                                    344,500               18,758,025
PHH                                            13,260(b)               289,996
Total                                                               34,839,445

Furniture & appliances (0.6%)
Whirlpool                                     104,900                7,104,877

Health care products (1.9%)
Boston Scientific                              77,100(b)             2,258,259
GlaxoSmithKline ADR                           109,000(c)             5,005,280
Merck & Co                                    136,300                4,412,031
Pfizer                                        191,600                5,033,332
Wyeth                                         116,800                4,926,624
Total                                                               21,635,526

Health care services (2.1%)
Cardinal Health                                97,500                5,440,500
HCA                                           209,300               11,212,201
PacifiCare Health Systems                      99,300(b)             5,652,156
Tenet Healthcare                              193,900(b)             2,235,667
Total                                                               24,540,524

Industrial transportation (1.2%)
Burlington Northern Santa Fe                   61,100                3,295,123
CSX                                           257,400               10,720,710
Total                                                               14,015,833

Insurance (12.1%)
ACE                                           416,700(c)            17,197,209
Chubb                                         107,400                8,513,598
Everest Re Group                               13,200(c)             1,123,452
Hartford Financial Services Group              21,400                1,467,184
Lincoln Natl                                  119,900                5,412,286
Loews                                         409,900               30,144,046
Marsh & McLennan Companies                    431,000               13,111,020
RenaissanceRe Holdings                         24,500(c)             1,144,150
St. Paul Travelers Companies                  686,031               25,197,919
UnumProvident                                 176,200                2,998,924
XL Capital Cl A                               461,350(c)            33,387,899
Total                                                              139,697,687

Leisure time & entertainment (1.9%)
Carnival                                      195,800               10,144,398
Cendant                                       265,700                5,457,478
Viacom Cl B                                   167,200                5,823,576
Total                                                               21,425,452

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Lodging & gaming (0.2%)
Intl Game Technology                          107,600               $2,868,616

Machinery (7.5%)
Caterpillar                                   482,200               44,092,368
Illinois Tool Works                           274,700               24,593,891
Ingersoll-Rand Cl A                            84,100(c)             6,698,565
Parker Hannifin                               176,600               10,758,472
Total                                                               86,143,296

Media (1.2%)
Time Warner                                   759,700(b)            13,332,735

Metals (1.6%)
Alcoa                                         601,400               18,276,546

Multi-industry (4.3%)
Ameron Intl                                     1,300                   46,800
Eastman Kodak                                 159,700                5,198,235
General Electric                              707,800               25,523,268
Tyco Intl                                     540,200(c)            18,258,760
Total                                                               49,027,063

Paper & packaging (2.4%)
Bowater                                       103,900                3,913,913
Intl Paper                                    480,500               17,677,595
Weyerhaeuser                                   83,700                5,733,450
Total                                                               27,324,958

Precious metals (0.4%)
Freeport-McMoRan
  Copper & Gold Cl B                          104,600                4,143,206

Real estate investment trust (0.7%)
Crescent Real Estate Equities                 495,200                8,091,568

Retail -- general (0.4%)
Sears Holdings                                 32,167(b)             4,283,697

Telecom equipment & services (1.1%)
Lucent Technologies                           559,300(b)             1,538,075
Nokia ADR                                     684,600(b,c)          10,563,378
Total                                                               12,101,453

Utilities -- electric (0.6%)
DPL                                           231,400                5,785,000
Plug Power                                    188,000(b)             1,240,800
Total                                                                7,025,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Utilities -- telephone (6.2%)
AT&T                                          602,960              $11,305,500
BellSouth                                     488,800               12,850,552
MCI                                           231,100                5,754,390
SBC Communications                            797,600               18,895,144
Sprint                                        363,600                8,271,900
Verizon Communications                        404,700               14,366,850
Total                                                               71,444,336

Total common stocks
(Cost: $963,336,472)                                            $1,132,872,058

Preferred stock (0.3%)
Issuer                                         Shares                 Value(a)

Xerox
  6.25% Cv                                     22,540               $2,965,813

Total preferred stock
(Cost: $2,254,000)                                                  $2,965,813

Short-term securities (2.4%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.3%)
Federal Natl Mtge Assn Disc Nts
  05-17-05                2.82%           $10,000,000               $9,963,314
  05-18-05                2.66              5,000,000                4,982,315
Total                                                               14,945,629

Commercial paper (1.1%)
Amsterdam Funding
  04-01-05                2.85             12,700,000               12,698,995

Total short-term securities
(Cost: $27,646,339)                                                $27,644,624

Total investments in securities
(Cost: $993,236,811)(f)                                         $1,163,482,495

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2005, the value of foreign securities represented 14.4% of net assets.

(d) At March 31, 2005, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. See Note 5 to the financial statements.1.6% of net assets is the Fund's cash equivalent position.

(f) At March 31, 2005, the cost of securities for federal income tax purposes was $994,544,574 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $214,927,616
      Unrealized depreciation                                (45,989,695)
                                                             -----------
      Net unrealized appreciation                           $168,937,921
                                                            ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
14   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Equity Value Fund

March 31, 2005
Assets
Investments in securities, at value (Note 1)*
   (identified cost $993,236,811)                                                                            $1,163,482,495
Capital shares receivable                                                                                            43,349
Dividends and accrued interest receivable                                                                         1,213,201
Receivable for investment securities sold                                                                        11,439,196
                                                                                                                 ----------
Total assets                                                                                                  1,176,178,241
                                                                                                              -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                                   184,104
Capital shares payable                                                                                               30,205
Payable for investment securities purchased                                                                      15,399,388
Payable upon return of securities loaned (Note 5)                                                                 9,536,000
Accrued investment management services fee                                                                           16,086
Accrued distribution fee                                                                                             13,486
Accrued service fee                                                                                                      21
Accrued transfer agency fee                                                                                           3,446
Accrued administrative services fee                                                                                   1,147
Other accrued expenses                                                                                              160,454
                                                                                                                    -------
Total liabilities                                                                                                25,344,337
                                                                                                                 ----------
Net assets applicable to outstanding capital stock                                                           $1,150,833,904
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    1,137,109
Additional paid-in capital                                                                                    1,206,014,709
Undistributed net investment income                                                                               2,418,359
Accumulated net realized gain (loss) (Note 7)                                                                  (228,981,957)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                           170,245,684
                                                                                                                -----------
Total -- representing net assets applicable to outstanding capital stock                                     $1,150,833,904
                                                                                                             ==============
Net assets applicable to outstanding shares:                Class A                                          $  864,772,364
                                                            Class B                                          $  275,043,516
                                                            Class C                                          $    3,418,344
                                                            Class I                                          $       10,834
                                                            Class Y                                          $    7,588,846
Net asset value per share of outstanding capital stock:     Class A shares             85,483,171            $        10.12
                                                            Class B shares             27,137,439            $        10.14
                                                            Class C shares                339,746            $        10.06
                                                            Class I shares                  1,070            $        10.13
                                                            Class Y shares                749,495            $        10.13
                                                                                          -------            --------------
* Including securities on loan, at value (Note 5)                                                            $    8,579,500
                                                                                                             --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Statement of operations
AXP Equity Value Fund

Year ended March 31, 2005
Investment income
Income:
Dividends                                                                                                      $ 30,185,221
Interest                                                                                                             65,859
Fee income from securities lending (Note 5)                                                                          90,381
     Less foreign taxes withheld                                                                                    (89,193)
                                                                                                                    -------
Total income                                                                                                     30,252,268
                                                                                                                 ----------
Expenses (Note 2):
Investment management services fee                                                                                6,836,800
Distribution fee
     Class A                                                                                                      2,181,335
     Class B                                                                                                      2,942,254
     Class C                                                                                                         34,607
Transfer agency fee                                                                                               2,107,324
Incremental transfer agency fee
     Class A                                                                                                        160,478
     Class B                                                                                                        115,837
     Class C                                                                                                          1,436
Service fee -- Class Y                                                                                                5,740
Administrative services fees and expenses                                                                           454,202
Compensation of board members                                                                                        12,746
Custodian fees                                                                                                       90,845
Printing and postage                                                                                                275,140
Registration fees                                                                                                    48,064
Audit fees                                                                                                           25,500
Other                                                                                                                43,308
                                                                                                                     ------
Total expenses                                                                                                   15,335,616
     Earnings credits on cash balances (Note 2)                                                                     (29,650)
                                                                                                                    -------
Total net expenses                                                                                               15,305,966
                                                                                                                 ----------
Investment income (loss) -- net                                                                                  14,946,302
                                                                                                                 ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                              85,732,297
     Foreign currency transactions                                                                                     (280)
                                                                                                                       ----
Net realized gain (loss) on investments                                                                          85,732,017
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                          28,165,305
                                                                                                                 ----------
Net gain (loss) on investments and foreign currencies                                                           113,897,322
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations                                                $128,843,624
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Equity Value Fund

Year ended March 31,                                                                      2005                      2004
Operations and distributions
Investment income (loss) -- net                                                    $   14,946,302            $   11,577,516
Net realized gain (loss) on investments                                                85,732,017                (4,426,646)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  28,165,305               415,949,182
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                       128,843,624               423,100,052
                                                                                      -----------               -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (12,623,839)               (9,094,388)
      Class B                                                                          (1,854,934)               (1,134,253)
      Class C                                                                             (23,559)                  (10,402)
      Class I                                                                                (194)                      (33)
      Class Y                                                                             (99,629)                  (49,774)
                                                                                          -------                   -------
Total distributions                                                                   (14,602,155)              (10,288,850)
                                                                                      -----------               -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                             79,255,151                85,222,917
   Class B shares                                                                      18,645,965                24,053,080
   Class C shares                                                                         585,669                   700,193
   Class I shares                                                                              --                    10,000
   Class Y shares                                                                       4,318,386                 3,366,440
Reinvestment of distributions at net asset value
   Class A shares                                                                      12,375,475                 8,913,348
   Class B shares                                                                       1,829,393                 1,119,117
   Class C shares                                                                          23,482                    10,270
   Class Y shares                                                                          99,629                    49,774
Payments for redemptions
   Class A shares                                                                    (203,936,872)             (177,724,644)
   Class B shares (Note 2)                                                           (112,164,964)             (125,267,848)
   Class C shares (Note 2)                                                               (968,383)               (1,025,758)
   Class Y shares                                                                      (2,260,168)               (2,496,952)
                                                                                       ----------                ----------
Increase (decrease) in net assets from capital share transactions                    (202,197,237)             (183,070,063)
                                                                                     ------------              ------------
Total increase (decrease) in net assets                                               (87,955,768)              229,741,139
Net assets at beginning of year                                                     1,238,789,672             1,009,048,533
                                                                                    -------------             -------------
Net assets at end of year                                                          $1,150,833,904            $1,238,789,672
                                                                                   ==============            ==============
Undistributed net investment income                                                $    2,418,359            $    3,975,787
                                                                                   --------------            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Equity Value Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests in equity securities that provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At March 31, 2005, American Express Financial Corporation (AEFC) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, AEFC utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include

--------------------------------------------------------------------------------
18   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT
material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
19   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,901,575 and accumulated net realized loss has been decreased by $1,901,575.

--------------------------------------------------------------------------------
20   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended March 31,                              2005           2004
Class A
Distributions paid from:
      Ordinary income                       $12,623,839      $9,094,388
      Long-term capital gain                         --              --
Class B
Distributions paid from:
      Ordinary income                         1,854,934       1,134,253
      Long-term capital gain                         --              --
Class C
Distributions paid from:
      Ordinary income                            23,559          10,402
      Long-term capital gain                         --              --
Class I*
Distributions paid from:
      Ordinary income                               194              33
      Long-term capital gain                         --              --
Class Y
Distributions paid from:
      Ordinary income                            99,629          49,774
      Long-term capital gain                         --              --

* Inception date was March 4, 2004

At March 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                             $     246,211
Accumulated long-term gain (loss)                         $(225,502,046)
Unrealized appreciation (depreciation)                    $ 168,937,921

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
21   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Value Funds Index. In certain circumstances, the board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $817,917 for the year ended March 31, 2005.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.04% to 0.02% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
22   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $486,294 for Class A, $253,715 for Class B and $732 for Class C for the year ended March 31, 2005.

During the year ended March 31, 2005, the Fund's custodian and transfer agency fees were reduced by $29,650 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $292,491,890 and $505,097,242, respectively, for the year ended March 31, 2005. Realized gains and losses are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC were $10,142 for the year ended March 31, 2005.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                      Year ended March 31, 2005
                                              Class A           Class B       Class C     Class I           Class Y
Sold                                        8,717,593         1,962,540        62,673          --           453,688
Issued for reinvested distributions         1,285,681           189,458         2,452          --            10,268
Redeemed                                  (21,459,049)      (12,185,968)     (102,819)         --          (243,918)
                                          -----------       -----------       -------       -----           -------
Net increase (decrease)                   (11,455,775)      (10,033,970)      (37,694)         --           220,038
                                          -----------       -----------       -------       -----           -------

                                                                      Year ended March 31, 2004
                                              Class A           Class B       Class C    Class I*           Class Y
Sold                                       10,714,230         2,963,713        85,737       1,070           405,373
Issued for reinvested distributions         1,074,251           139,621         1,281          --             5,961
Redeemed                                  (21,954,021)      (15,751,791)     (128,765)         --          (309,444)
                                          -----------       -----------       -------       -----           -------
Net increase (decrease)                   (10,165,540)      (12,648,457)      (41,747)      1,070           101,890
                                          -----------       -----------       -------       -----           -------

* Inception date was March 4, 2004.

5. LENDING OF PORTFOLIO SECURITIES

At March 31, 2005, securities valued at $8,579,500 were on loan to brokers. For collateral, the Fund received $9,536,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $90,381 for the year ended March 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
23   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended March 31, 2005.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $225,502,046 at March 31, 2005, that if not offset by capital gains will expire as follows:

                                2011                   2012
                            $183,326,800            $42,175,246

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
24   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                            2005        2004      2003      2002       2001
Net asset value, beginning of period                                    $ 9.17       $6.39    $ 9.45    $10.31     $10.95
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .15         .10       .10       .09        .08
Net gains (losses) (both realized and unrealized)                          .94        2.77     (3.08)     (.10)      (.39)
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.09        2.87     (2.98)     (.01)      (.31)
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.14)       (.09)     (.08)     (.09)      (.09)
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.14)       (.09)     (.08)     (.85)      (.33)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.12       $9.17    $ 6.39    $ 9.45     $10.31
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $865        $889      $685    $1,119       $956
Ratio of expenses to average daily net assets(b)                         1.11%       1.07%     1.00%     1.03%       .95%
Ratio of net investment income (loss) to average daily net assets        1.46%       1.19%     1.22%      .91%       .75%
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(c)                                                         11.96%      45.06%   (31.58%)     .10%     (2.76%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
25   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004      2003      2002       2001
Net asset value, beginning of period                                    $ 9.18       $6.40    $ 9.46    $10.31     $10.94
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .07         .03       .03        --         --
Net gains (losses) (both realized and unrealized)                          .95        2.78     (3.07)     (.08)      (.39)
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.02        2.81     (3.04)     (.08)      (.39)
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.06)       (.03)     (.02)     (.01)        --
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.06)       (.03)     (.02)     (.77)      (.24)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.14       $9.18    $ 6.40    $ 9.46     $10.31
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $275        $341      $319      $761       $970
Ratio of expenses to average daily net assets(b)                         1.88%       1.84%     1.77%     1.78%      1.70%
Ratio of net investment income (loss) to average daily net assets         .69%        .44%      .44%      .13%      (.01%)
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(c)                                                         11.16%      43.89%   (32.13%)    (.62%)    (3.47%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
26   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004      2003      2002       2001(b)
Net asset value, beginning of period                                    $ 9.12       $6.36    $ 9.40    $10.27     $10.37
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .07         .03       .03       .01         --
Net gains (losses) (both realized and unrealized)                          .93        2.76     (3.04)     (.10)       .18
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.00        2.79     (3.01)     (.09)       .18
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.06)       (.03)     (.03)     (.02)      (.04)
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.06)       (.03)     (.03)     (.78)      (.28)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.06       $9.12    $ 6.36    $ 9.40     $10.27
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $3          $3        $3        $4         $1
Ratio of expenses to average daily net assets(c)                         1.88%       1.85%     1.79%     1.81%      1.70%(d)
Ratio of net investment income (loss) to average daily net assets         .69%        .42%      .44%      .14%       .07%(d)
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(e)                                                         11.05%      43.87%   (32.09%)    (.66%)     1.82%(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

--------------------------------------------------------------------------------
27   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                                  2005         2004(b)
Net asset value, beginning of period                                         $ 9.18        $9.44
                                                                             ------        -----
Income from investment operations:
Net investment income (loss)                                                    .19          .08
Net gains (losses) (both realized and unrealized)                               .94         (.31)
                                                                             ------        -----
Total from investment operations                                               1.13         (.23)
                                                                             ------        -----
Less distributions:
Dividends from net investment income                                           (.18)        (.03)
                                                                             ------        -----
Net asset value, end of period                                               $10.13        $9.18
                                                                             ------        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                         $--          $--
Ratio of expenses to average daily net assets(c)                               .67%         .71%(d)
Ratio of net investment income (loss) to average daily net assets             1.89%        1.29%(d)
Portfolio turnover rate (excluding short-term securities)                       25%          39%
Total return(e)                                                              12.45%       (2.42%)(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

--------------------------------------------------------------------------------
28   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004      2003      2002       2001
Net asset value, beginning of period                                    $ 9.18       $6.40    $ 9.46    $10.32     $10.96
                                                                        ------       -----    ------    ------     ------
Income from investment operations:
Net investment income (loss)                                               .17         .12       .11       .11        .09
Net gains (losses) (both realized and unrealized)                          .94        2.76     (3.07)     (.11)      (.39)
                                                                        ------       -----    ------    ------     ------
Total from investment operations                                          1.11        2.88     (2.96)       --       (.30)
                                                                        ------       -----    ------    ------     ------
Less distributions:
Dividends from net investment income                                      (.16)       (.10)     (.10)     (.10)      (.10)
Distributions from realized gains                                           --          --        --      (.76)      (.24)
                                                                        ------       -----    ------    ------     ------
Total distributions                                                       (.16)       (.10)     (.10)     (.86)      (.34)
                                                                        ------       -----    ------    ------     ------
Net asset value, end of period                                          $10.13       $9.18    $ 6.40    $ 9.46     $10.32
                                                                        ------       -----    ------    ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $8          $5        $3        $3         $2
Ratio of expenses to average daily net assets(b)                          .94%        .91%      .83%      .86%       .79%
Ratio of net investment income (loss) to average daily net assets        1.61%       1.35%     1.40%     1.06%       .94%
Portfolio turnover rate (excluding short-term securities)                  25%         39%       38%       61%        97%
Total return(c)                                                         12.16%      45.25%   (31.41%)     .28%     (2.62%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
29   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS
AXP STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Equity Value Fund (a series of AXP Strategy Series, Inc.) as of March 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2005, and the financial highlights for each of the years in the five-year period ended March 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Equity Value Fund as of March 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

May 20, 2005

--------------------------------------------------------------------------------
30   --   AXP EQUITY VALUE FUND   --   2005 ANNUAL REPORT

Investments in Securities

AXP Partners Small Cap Growth Fund

March 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (98.5%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (0.9%)
Armor Holdings                                  9,290(b)              $344,566
Hexcel                                         34,270(b)               531,528
Teledyne Technologies                          31,090(b)               973,117
United Industrial                              10,000                  296,200
Total                                                                2,145,411

Airlines (0.2%)
AirTran Holdings                               21,800(b)               197,290
Pinnacle Airlines                              25,200(b)               267,624
Total                                                                  464,914

Automotive & related (0.2%)
American Axle & Mfg Holdings                   22,900                  561,050

Banks and savings & loans (2.7%)
BankUnited Financial Cl A                      19,500(b)               523,770
Boston Private Financial Holdings              17,160                  407,550
East-West Bancorp                              31,500                1,162,980
Euronet Worldwide                              24,030(b)               686,057
Franklin Bank                                  37,280(b)               643,080
Harbor Florida Bancshares                       9,100                  310,310
Preferred Bank                                    900                   35,910
PrivateBancorp                                 21,650                  680,027
UCBH Holdings                                  37,700                1,504,229
Wintrust Financial                              8,070                  380,016
Total                                                                6,333,929

Beverages & tobacco (0.6%)
Constellation Brands Cl A                      12,900(b)               682,023
Cott                                           26,600(b,c)             644,518
Total                                                                1,326,541

Broker dealers (0.6%)
Affiliated Managers Group                      17,915(b)             1,111,267
GFI Group                                       9,020(b)               242,007
Total                                                                1,353,274

Building materials & construction (2.0%)
Beacon Roofing Supply                          12,500(b)               273,563
Building Material Holding                      12,941                  575,616
Eagle Materials                                 5,490                  444,361
Genlyte Group                                   7,400(b)               665,778

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Building materials & construction (cont.)
NCI Building Systems                           19,400(b)              $748,839
Simpson Mfg                                    20,000                  618,000
Texas Inds                                     11,100                  596,625
Walter Inds                                    16,500                  702,075
Total                                                                4,624,857

Cellular telecommunications (0.9%)
Alamosa Holdings                               53,990(b)               630,063
Nextel Partners Cl A                           38,090(b)               836,457
SBA Communications Cl A                        74,390(b)               681,412
Total                                                                2,147,932

Chemicals (1.2%)
American Vanguard                              18,200                  816,634
Georgia Gulf                                    6,700                  308,066
Great Lakes Chemical                            9,550                  306,746
Immucor                                        36,935(b)             1,115,068
Terra Inds                                     20,000(b,d)             155,200
Wellman                                        16,250                  234,975
Total                                                                2,936,689

Computer hardware (2.5%)
Artesyn Technologies                           44,540(b)               387,943
Engineered Support Systems                     32,050                1,715,316
FARO Technologies                              10,000(b)               235,400
Insight Enterprises                            30,520(b)               535,931
Phoenix Technologies                           50,000(b)               476,000
RadiSys                                        90,780(b)             1,285,445
Trident Microsystems                           16,600(b)               293,488
Varian                                         14,030(b)               531,597
Virage Logic                                   40,300(b)               441,688
Total                                                                5,902,808

Computer software & services (15.6%)
Advent Software                                23,660(b)               430,139
Avid Technology                                13,000(b)               703,560
Avocent                                         9,900(b)               254,034
CACI Intl Cl A                                 24,200(b)             1,336,566
CAM Commerce Solutions                         24,200(b)               381,150
CNET Networks                                  54,770(b)               517,029
Cognizant Technology Solutions Cl A            45,100(b)             2,083,620

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
CryptoLogic                                    20,000(c)              $619,600
DiamondCluster Intl                            27,110(b)               436,471
Digital River                                  20,100(b)               626,316
Digitas                                       110,000(b)             1,111,000
Dot Hill Systems                               45,300(b)               269,535
Epicor Software                                25,000(b)               327,500
Extreme Networks                              125,510(b)               739,254
F5 Networks                                    13,580(b)               685,654
FactSet Research Systems                       16,850                  556,219
Fair Isaac                                     15,700                  540,708
Fastclick                                       1,400(b)                16,800
Foundry Networks                               35,900(b)               355,410
Global Payments                                 3,100                  199,919
Greenfield Online                              51,700(b)             1,015,905
Hyperion Solutions                             10,990(b)               484,769
Identix                                        47,660(b)               240,683
Infocrossing                                   43,970(b)               696,485
InfoSpace                                      31,835(b)             1,299,823
INTAC Intl                                     30,000(b,c,d)           378,000
Internet Capital Group                         57,320(b)               402,386
Ixia                                           73,540(b)             1,308,277
j2 Global Communications                       37,980(b)             1,303,094
Jupitermedia                                   40,000(b)               620,400
M-Systems Flash Disk Pioneers                  37,910(b,c,d)           835,536
Magma Design Automation                        25,600(b)               303,872
MAXIMUS                                        20,000                  669,800
MICROS Systems                                  8,820(b)               323,782
Navigant Consulting                            51,750(b)             1,409,153
NetEase.com ADR                                17,120(b,c)             825,355
Online Resources                               35,000(b)               308,350
Open Solutions                                 15,790(b)               313,116
Openwave Systems                               91,300(b)             1,112,947
PacificNet                                     18,500(b,c)             151,515
PAR Technology                                 30,000(b)               467,100
Perficient                                     80,000(b)               615,200
Programmer's Paradise                          21,000                  261,660
Radiant Systems                                43,200(b)               423,360
Radware                                        40,220(b,c)             943,963
Resources Connection                           49,480(b)             1,035,616
RSA Security                                   36,800(b)               583,280
SafeNet                                        28,000(b)               820,680
SeaChange Intl                                 42,500(b)               550,375
Secure Computing                               36,100(b)               309,377
THQ                                            21,400(b)               602,196
Verint Systems                                 41,300(b)             1,443,022
Viewpoint                                     303,490(b)               849,772
WebSideStory                                   37,100(b)               454,475

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
Wind River Systems                             47,400(b)              $714,792
Witness Systems                                41,400(b)               726,570
Total                                                               36,995,170

Electronics (9.6%)
ADE                                            30,000(b)               666,000
Advanced Energy Inds                           38,710(b)               374,326
Amkor Technology                               30,110(b)               116,225
Atheros Communications                        102,030(b)             1,047,848
August Technology                              23,000(b)               269,560
Bel Fuse Cl B                                  15,000                  454,500
Benchmark Electronics                          48,740(b)             1,551,394
ChipMOS TECHNOLOGIES
  (Bermuda)                                    10,770(b,c)              67,277
Cognex                                         30,600                  761,328
Cree                                            9,900(b)               215,325
Cymer                                          19,460(b)               520,944
Cypress Semiconductor                          51,340(b)               646,884
Daktronics                                      7,800(b)               168,870
Dolby Laboratories Cl A                         6,300(b)               148,050
ESCO Technologies                              12,500(b)             1,004,375
Exar                                           31,070(b)               416,338
FormFactor                                     17,910(b)               405,482
Integrated Device Technology                   60,310(b)               725,529
LaBarge                                        46,600(b)               609,994
LoJack                                         20,000(b)               275,400
Mattson Technology                             45,940(b)               364,764
Medis Technologies                             29,700(b)               425,898
Microsemi                                      95,560(b)             1,556,672
Misonix                                        40,000(b)               240,000
O2Micro Intl                                   30,900(b,c)             317,961
Power Integrations                             24,300(b)               507,627
Rudolph Technologies                           19,500(b)               293,670
Semtech                                        25,060(b)               447,822
SigmaTel                                        7,470(b)               279,602
Silicon Image                                  65,500(b)               658,930
SiRF Technology Holdings                       63,260(b)               705,982
Somanetics                                     41,300(b)               557,550
Sonic Solutions                                60,000(b)               903,000
Standard Microsystems                          12,600(b)               218,736
Technology Research                            25,000                  127,750
Tessera Technologies                           14,560(b)               629,429
Trimble Navigation                             21,100(b)               713,391
TTM Technologies                               50,200(b)               525,092
Varian Semiconductor
  Equipment Associates                         33,010(b)             1,254,710
Verisity                                       28,500(b)               340,005

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Electronics (cont.)
Viisage Technology                            212,100(b)              $714,777
X-Rite                                         40,100                  603,104
Total                                                               22,832,121

Energy (2.2%)
Alpha Natural Resources                        18,020(b)               516,633
Carrizo Oil and Gas                            20,000(b)               339,800
Denbury Resources                               7,990(b)               281,488
InterOil                                       10,320(b,c)             360,787
KCS Energy                                     48,522(b)               745,298
Massey Energy                                  19,400                  776,776
McMoRan Exploration                            29,100(b,d)             584,910
Patina Oil & Gas                               39,300                1,572,000
Total                                                                5,177,692

Energy equipment & services (3.5%)
Cal Dive Intl                                  12,400(b)               561,720
Energy Partners                                18,420(b)               478,367
Headwaters                                     28,310(b)               929,134
Helmerich & Payne                               8,210                  325,855
Hornbeck Offshore Services                     12,230(b)               306,484
Hydril                                         18,060(b)             1,054,885
Natl Oilwell Varco                             15,150(b)               707,505
Patterson-UTI Energy                           61,200                1,531,223
Pioneer Drilling                               29,350(b)               404,150
Precision Drilling                              9,000(b,c)             671,940
Superior Energy Services                       15,200(b)               261,440
TETRA Technologies                             35,000(b)               995,400
Total                                                                8,228,103

Engineering & construction (1.2%)
Dycom Inds                                     34,500(b)               793,155
EMCOR Group                                     7,500(b)               351,150
Hovnanian Enterprises Cl A                     16,300(b)               831,300
Washington Group Intl                          20,000(b)               899,800
Total                                                                2,875,405

Financial services (2.3%)
CB Richard Ellis Group Cl A                    13,570(b)               474,814
Charles River Associates                       19,900(b)               982,065
Heidrick & Struggles Intl                      20,000(b)               735,400
Intl Securities Exchange                        2,000(b)                52,000
Investment Technology Group                    21,610(b)               378,175
Investors Financial Services                   29,520                1,443,824
Jackson Hewitt Tax Service                     22,870                  478,440
Jefferies Group                                11,640                  438,595
MarketAxess Holdings                           13,000(b)               145,210
Metris Companies                               30,530(b)               353,843
Total                                                                5,482,366

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Food (1.2%)
Hansen Natural                                 15,000(b)              $901,050
Performance Food Group                         17,170(b)               475,266
Provide Commerce                               39,520(b)             1,141,337
United Natural Foods                           10,400(b)               297,752
Total                                                                2,815,405

Health care products (9.6%)
Able Laboratories                              31,630(b)               742,040
Advanced Medical Optics                        18,400(b)               666,264
Advanced Neuromodulation
  Systems                                      17,100(b)               458,451
Affymetrix                                      9,400(b)               402,696
Alexion Pharmaceuticals                        21,900(b)               474,464
Allscripts Healthcare Solutions                47,400(b)               677,820
American Medical Alert                         42,000(b)               289,800
Amylin Pharmaceuticals                         12,600(b)               220,374
ArthroCare                                     23,400(b)               666,900
Aspect Medical Systems                         20,100(b)               433,959
Barrier Therapeutics                           15,100(b)               233,899
Cantel Medical                                 48,800(b)             1,413,248
Corgentech                                     15,500(b)                35,960
CV Therapeutics                                49,920(b)             1,016,371
Exactech                                       35,100(b)               595,647
First Horizon Pharmaceutical                  101,420(b)             1,711,971
INAMED                                         20,900(b)             1,460,492
Incyte                                         86,770(b)               592,639
IRIS Intl                                      69,500(b)               780,485
Isis Pharmaceuticals                           34,800(b)               134,676
Medicines                                      29,700(b)               673,002
MGI PHARMA                                     13,020(b)               329,015
Neurocrine Biosciences                         10,270(b)               390,876
NitroMed                                       43,510(b)               753,158
NPS Pharmaceuticals                            17,100(b)               215,802
Palomar Medical Technologies                   30,000(b)               809,100
Penwest Pharmaceuticals                        27,100(b)               334,956
Prestige Brands Holdings                       19,200(b)               338,880
ResMed                                         21,930(b)             1,236,852
Salix Pharmaceuticals                          45,090(b)               743,534
Serologicals                                   24,720(b)               604,157
Syneron Medical                                 8,640(b,c)             275,270
Taro Pharmaceuticals Inds                      12,400(b,c)             391,344
Telik                                          39,880(b)               601,390
United Therapeutics                            11,740(b)               536,459
Vaxgen                                         93,900(b,d)           1,171,872
Xenogen                                        61,600(b)               320,320
Total                                                               22,734,143

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Health care services (8.2%)
Amedisys                                       25,000(b)              $756,250
American Dental Partners                       15,000(b)               333,465
American Healthways                            19,670(b)               649,503
Bioanalytical Systems                          31,400(b)               315,570
Centene                                        23,580(b)               707,164
Charles River Laboratories Intl                 7,848(b)               369,170
Chemed                                         14,000                1,070,720
Connetics                                      26,600(b)               672,714
Dialysis Corp of America                       25,000(b,d)             510,250
Five Star Quality Care                         50,000(b)               422,000
Genesis HealthCare                             25,300(b)             1,085,117
Healthcare Services Group                      40,000                  970,000
Horizon Health                                 15,000(b)               637,500
Kindred Healthcare                             18,680(b)               655,668
Lifecore Biomedical                            29,300(b)               520,661
Magellan Health Services                       25,000(b)               851,250
Option Care                                    63,800                1,313,642
Pediatrix Medical Group                        23,900(b)             1,639,301
Psychiatric Solutions                          42,160(b)             1,939,361
SFBC Intl                                      11,400(b)               401,736
Sierra Health Services                         13,030(b)               831,835
Sunrise Senior Living                           7,620(b)               370,332
SurModics                                       4,000(b)               127,640
United Surgical Partners Intl                  20,500(b)               938,285
VCA Antech                                     68,600(b)             1,387,778
Total                                                               19,476,912

Home building (0.4%)
NVR                                             1,100(b)               863,500

Household products (1.0%)
Central Garden & Pet                           20,400(b)               894,744
Chattem                                        10,000(b)               444,700
Inter Parfums                                  19,400                  279,360
Parlux Fragrances                              30,000(b)               649,500
Total                                                                2,268,304

Industrial services (0.3%)
Watsco                                         10,980                  462,258
WESCO Intl                                      8,820(b)               246,960
Total                                                                  709,218

Industrial transportation (2.9%)
EGL                                            31,100(b)               709,080
Frozen Food Express Inds                       38,200(b)               440,064
Hub Group Cl A                                 10,000(b)               626,700
Landstar System                                68,090(b)             2,229,947
Old Dominion Freight Line                      15,200(b)               473,480
Overseas Shipholding Group                     10,400                  654,264
Pacer Intl                                     19,140(b)               457,255

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Industrial transportation (cont.)
UTI Worldwide                                  10,700(c)              $743,115
Wabash Natl                                    16,590                  404,796
Total                                                                6,738,701

Insurance (1.2%)
AMERIGROUP                                     30,590(b)             1,118,370
KMG America                                    73,660(b)               718,185
Platinum Underwriters Holdings                 15,080(c)               447,876
Safety Insurance Group                         19,000                  588,240
Total                                                                2,872,671

Investment companies (0.2%)
iShares Russell 2000
  Small Cap Index Fund                          3,400                  414,460

Leisure time & entertainment (1.2%)
IMAX                                           56,400(b,c)             521,136
Lions Gate Entertainment                       35,550(b,c)             392,828
Orient-Express Hotels Cl A                     24,550(c)               640,754
Shuffle Master                                 18,555(b)               537,353
Steiner Leisure                                13,500(b,c)             441,315
The9 ADR                                        1,700(b,c)              29,189
WMS Inds                                       12,330(b)               347,213
Total                                                                2,909,788

Lodging & gaming (1.9%)
Boyd Gaming                                    14,400                  750,960
Gaylord Entertainment                          15,960(b)               644,784
Penn Natl Gaming                               33,540(b)               985,405
Scientific Games Cl A                          94,880(b)             2,168,008
Total                                                                4,549,157

Machinery (1.7%)
Bucyrus Intl Cl A                               6,610                  258,187
Dynamic Materials                              15,000(b)               528,300
Flanders                                       34,200(b)               385,776
JLG Inds                                       31,520                  679,256
Joy Global                                     20,285                  711,192
Middleby                                       19,400                  958,360
Sun Hydraulics                                 14,000                  420,840
Total                                                                3,941,911

Media (1.3%)
aQuantive                                      50,390(b)               557,817
Competitive Technologies                       26,100(b)               364,878
Cumulus Media Cl A                             48,450(b)               690,413
iVillage                                       75,360(b)               458,942
Salem Communications Cl A                       9,500(b)               195,700
Ventiv Health                                  30,000(b)               690,000
Total                                                                2,957,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Metals (1.4%)
Allegheny Technologies                         24,070                 $580,328
AM Castle & Co                                 11,500(b)               144,900
Century Aluminum                               11,550(b)               349,503
Commercial Metals                              37,100                1,257,319
Steel Dynamics                                 18,600                  640,770
Universal Stainless &
  Alloy Products                               20,000(b)               280,800
Total                                                                3,253,620

Miscellaneous (0.2%)
Collectors Universe                            24,850(b)               476,126
Color Kinetics                                 10,800(b)               108,864
Total                                                                  584,990

Multi-industry (2.0%)
Actuant Cl A                                   11,390(b)               511,639
Andersons                                      20,600                  638,600
Coinstar                                       32,990(b)               699,388
Korn/Ferry Intl                                42,640(b)               811,439
Labor Ready                                   107,320(b)             2,001,518
Total                                                                4,662,584

Paper & packaging (0.3%)
Crown Holdings                                 26,620(b)               414,207
Rotonics Manufacturing                         46,900                  253,260
Total                                                                  667,467

Real estate (0.3%)
Thomas Properties Group                        64,700                  800,986

Real estate investment trust (2.2%)
Aames Investment                               82,600                  677,320
American Financial Realty Trust                 9,100                  133,133
BioMed Realty Trust                            19,600                  403,760
ECC Capital                                   120,000(b)               720,000
Mills                                          16,000                  846,400
Saxon Capital                                  35,250                  606,300
Sunstone Hotel Investors                       22,000                  471,900
Ventas                                         53,550                1,336,608
Total                                                                5,195,421

Restaurants (2.3%)
Buffalo Wild Wings                              6,700(b)               253,461
CKE Restaurants                                60,900(b)               965,265
Panera Bread Cl A                               7,200(b)               407,016
PF Chang's China Bistro                        25,800(b)             1,542,840
Red Robin Gourmet Burgers                       9,850(b)               501,464
Ruby Tuesday                                   32,000                  777,280
SONIC                                          27,970(b)               934,198
Total                                                                5,381,524

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Retail -- general (5.5%)
Aeropostale                                    48,020(b)            $1,572,654
Children's Place                                6,370(b)               304,168
Coldwater Creek                                23,468(b)               433,679
CSK Auto                                       17,130(b)               302,345
Dick's Sporting Goods                          14,720(b)               540,666
eCOST.com                                      56,700(b,d)             386,127
Electronics Boutique Holdings                  21,300(b)               915,261
Finish Line Cl A                               28,300                  655,145
FTD Group                                      54,980(b)               666,358
Guitar Center                                  18,500(b)             1,014,354
Hibbett Sporting Goods                         16,100(b)               483,644
MarineMax                                      13,110(b)               408,770
Overstock.com                                   9,950(b)               427,751
Pacific Sunwear of California                  26,020(b)               728,040
PC Mall                                        70,300(b,d)             873,126
PETCO Animal Supplies                          29,100(b)             1,071,170
Phillips-Van Heusen                            34,900                  929,736
Source Interlink Companies                     60,030(b)               675,338
Stein Mart                                     31,740(b)               714,150
Total                                                               13,102,482

Telecom equipment & services (3.0%)
C-COR                                          21,600(b)               131,328
Catapult Communications                        33,900(b)               723,765
Digi Intl                                      54,090(b)               742,115
Equinix                                        15,800(b)               668,972
Harmonic                                       69,000(b)               659,640
JAMDAT Mobile                                  40,900(b)               705,116
Leap Wireless Intl                             28,400(b)               739,820
NICE Systems ADR                               13,950(b,c)             449,469
NMS Communications                            186,620(b)               800,600
Symmetricom                                    65,860(b)               730,387
TIM Participacoes ADR                          30,000(c)               450,300
UbiquiTel                                      55,610(b)               372,587
Total                                                                7,174,099

Textiles & apparel (2.4%)
Chico's FAS                                    42,100(b)             1,189,746
Deckers Outdoor                                20,000(b,d)             714,800
Dixie Group                                    43,000(b)               680,260
Forward Inds                                   39,000(b)               506,610
Genesco                                        17,050(b)               484,561
Jos A Bank Clothiers                           24,962(b,d)             731,387
Quiksilver                                     17,900(b)               519,637
True Religion Apparel                          60,000(b)               741,000
Total                                                                5,568,001

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Utilities -- natural gas (1.6%)
Plains Exploration & Production                14,430(b)              $503,607
Quicksilver Resources                          44,600(b)             2,173,358
Southern Union                                 30,001(b)               753,313
Southwestern Energy                             5,420(b)               307,639
Total                                                                3,737,917

Total common stocks
(Cost: $210,549,019)                                              $232,769,273

Short-term securities (4.3%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity
Barton Capital
  04-01-05                2.85%            $2,300,000               $2,299,818
Citigroup
  04-01-05                2.85              3,400,000                3,399,731
CRC Funding LLC
   04-01-05               2.85              4,400,000                4,399,651

Total commercial paper
(Cost: $10,100,000)                                                $10,099,200

Total investments in securities
(Cost: $220,649,019)(f)                                           $242,868,473

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)     Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2005, the value of foreign securities represented 4.5% of net assets.

(d) At March 31, 2005, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.2% of net assets. See Note 5 to the financial statements. 2.1% of net assets is the Fund's cash equivalent position.

(f) At March 31, 2005, the cost of securities for federal income tax purposes was $220,019,150 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                  $ 32,518,788
        Unrealized depreciation                                   (11,669,465)
                                                                  -----------
        Net unrealized appreciation                              $ 20,849,323
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
17   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Partners Small Cap Growth Fund

March 31, 2005
Assets
Investments in securities, at value (Note 1)*
     (identified cost $220,649,019)                                                                            $242,868,473
Cash in bank on demand deposit                                                                                      310,681
Capital shares receivable                                                                                            45,470
Dividends and accrued interest receivable                                                                            58,248
Receivable for investment securities sold                                                                         3,153,334
                                                                                                                  ---------
Total assets                                                                                                    246,436,206
                                                                                                                -----------
Liabilities
Capital shares payable                                                                                              194,202
Payable for investment securities purchased                                                                       4,523,498
Payable upon return of securities loaned (Note 5)                                                                 5,240,100
Accrued investment management services fee                                                                            5,947
Accrued distribution fee                                                                                              3,160
Accrued transfer agency fee                                                                                           1,759
Accrued administrative services fee                                                                                     517
Other accrued expenses                                                                                              125,905
                                                                                                                    -------
Total liabilities                                                                                                10,095,088
                                                                                                                 ----------
Net assets applicable to outstanding capital stock                                                             $236,341,118
                                                                                                               ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                       $    569,317
Additional paid-in capital                                                                                      233,400,016
Undistributed net investment income                                                                                  30,636
Accumulated net realized gain (loss) (Note 7)                                                                   (19,878,305)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                          22,219,454
                                                                                                                 ----------
Total -- representing net assets applicable to outstanding capital stock                                       $236,341,118
                                                                                                               ============
Net assets applicable to outstanding shares:                Class A                                            $153,495,002
                                                            Class B                                            $ 70,741,549
                                                            Class C                                            $  6,481,577
                                                            Class I                                            $  5,507,843
                                                            Class Y                                            $    115,147
Net asset value per share of outstanding capital stock:     Class A shares                 36,595,831          $       4.19
                                                            Class B shares                 17,412,915          $       4.06
                                                            Class C shares                  1,595,042          $       4.06
                                                            Class I shares                  1,300,608          $       4.23
                                                            Class Y shares                     27,301          $       4.22
                                                                                               ------          ------------
* Including securities on loan, at value (Note 5)                                                              $  4,990,937
                                                                                                               ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Statement of operations
AXP Partners Small Cap Growth Fund

Year ended March 31, 2005 Investment income Income:
Dividends                                                                                                      $    771,493
Interest                                                                                                             63,240
Fee income from securities lending (Note 5)                                                                          98,008
     Less foreign taxes withheld                                                                                       (599)
                                                                                                                       ----
Total income                                                                                                        932,142
                                                                                                                    -------
Expenses (Note 2):
Investment management services fee                                                                                2,276,290
Distribution fee
     Class A                                                                                                        448,569
     Class B                                                                                                        839,539
     Class C                                                                                                         76,227
Transfer agency fee                                                                                                 780,145
Incremental transfer agency fee
     Class A                                                                                                         56,391
     Class B                                                                                                         44,399
     Class C                                                                                                          3,884
Service fee -- Class Y                                                                                                  141
Administrative services fees and expenses                                                                           224,042
Compensation of board members                                                                                         8,804
Custodian fees                                                                                                      211,597
Printing and postage                                                                                                128,957
Registration fees                                                                                                    38,019
Audit fees                                                                                                           20,000
Other                                                                                                                17,227
                                                                                                                     ------
Total expenses                                                                                                    5,174,231
     Earnings credits on cash balances (Note 2)                                                                      (3,596)
                                                                                                                     ------
Total net expenses                                                                                                5,170,635
                                                                                                                  ---------
Investment income (loss) -- net                                                                                  (4,238,493)
                                                                                                                 ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                                                11,065,440
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                         (22,185,064)
                                                                                                                -----------
Net gain (loss) on investments and foreign currencies                                                           (11,119,624)
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations                                                $(15,358,117)
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Partners Small Cap Growth Fund

Year ended March 31,                                                                      2005                      2004
Operations
Investment income (loss) -- net                                                      $ (4,238,493)             $ (3,906,212)
Net realized gain (loss) on security transactions                                      11,065,440                59,943,361
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies               (22,185,064)               49,922,876
                                                                                      -----------                ----------
Net increase (decrease) in net assets resulting from operations                       (15,358,117)              105,960,025
                                                                                      -----------               -----------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                           29,433,635                67,923,609
     Class B shares                                                                     8,905,760                27,648,742
     Class C shares                                                                       884,196                 2,292,271
     Class I shares                                                                     8,398,406                   846,154
     Class Y shares                                                                        89,969                    95,178
Payments for redemptions
     Class A shares                                                                   (75,008,111)              (48,163,772)
     Class B shares (Note 2)                                                          (34,103,332)              (17,214,233)
     Class C shares (Note 2)                                                           (2,750,952)               (1,862,449)
     Class I shares                                                                    (3,478,706)                      (34)
     Class Y shares                                                                      (108,436)                  (24,333)
                                                                                         --------                   -------
Increase (decrease) in net assets from capital share transactions                     (67,737,571)               31,541,133
                                                                                      -----------                ----------
Total increase (decrease) in net assets                                               (83,095,688)              137,501,158
Net assets at beginning of year                                                       319,436,806               181,935,648
                                                                                      -----------               -----------
Net assets at end of year                                                            $236,341,118              $319,436,806
                                                                                     ============              ============
Undistributed net investment income                                                   $    30,636              $     37,542
                                                                                      -----------              ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Partners Small Cap Growth Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

The Fund offers Class A, Class B, Class C, and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At March 31, 2005, American Express Financial Corporation (AEFC) and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 2.33% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
21   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, AEFC utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
22   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------
23   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $4,231,587 and accumulated net realized loss has been decreased by $73,194 resulting in a net reclassification adjustment to decrease paid-in capital by $4,304,781.

The tax character of distributions paid for the years indicated is as follows:

Year ended March 31,                             2005              2004
Class A
Distributions paid from:
     Ordinary income                              $--               $--
     Long-term capital gain                        --                --
Class B
Distributions paid from:
     Ordinary income                               --                --
     Long-term capital gain                        --                --
Class C
Distributions paid from:
     Ordinary income                               --                --
     Long-term capital gain                        --                --
Class I*
Distributions paid from:
     Ordinary income                               --                --
     Long-term capital gain                        --                --
Class Y
Distributions paid from:
     Ordinary income                               --                --
     Long-term capital gain                        --                --
* Inception date was March 4, 2004.

At March 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                             $         --
Accumulated long-term gain (loss)                         $(18,477,538)
Unrealized appreciation (depreciation)                    $ 20,849,323

--------------------------------------------------------------------------------
24   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.92% to 0.795% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Growth Funds Index. In certain circumstances, the board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $249,698 for the year ended March 31, 2005.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.055% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

AEFC has Subadvisory Agreements with RS Investment Management, L.P., Bjurman, Barry and Associates, Turner Investment Partners, Inc. and UBS Global Asset Management (Americas) Inc. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interest of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

--------------------------------------------------------------------------------
25   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $511,214 for Class A, $123,686 for Class B and $1,321 for Class C for the year ended March 31, 2005.

AEFC and its affiliates have agreed to waive certain fees and expenses until March 31, 2006. Under this agreement, net expenses will not exceed 1.70% for Class A, 2.46% for Class B, 2.46% for Class C, 1.20% for Class I and 1.52% for Class Y of the Fund's average daily net assets.

During the year ended March 31, 2005, the Fund's custodian and transfer agency fees were reduced by $3,596 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $414,476,241 and $483,437,808, respectively, for the year ended March 31, 2005. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
26   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                  Year ended March 31, 2005
                                              Class A        Class B      Class C      Class I      Class Y
Sold                                        7,176,299      2,203,707      218,632      1,995,529     21,458
Issued for reinvested distributions                --             --           --             --         --
Redeemed                                  (18,023,652)    (8,518,042)    (681,797)      (891,988)   (25,020)
                                          -----------     ----------     --------       --------    -------
Net increase (decrease)                   (10,847,353)    (6,314,335)    (463,165)     1,103,541     (3,562)
                                          -----------     ----------     --------      ---------     ------

                                                                  Year ended March 31, 2004
                                              Class A        Class B      Class C       Class I*    Class Y
Sold                                       17,371,415      7,232,066      606,630        197,075     21,725
Issued for reinvested distributions                --             --           --             --         --
Redeemed                                  (12,137,193)    (4,585,356)    (490,438)            (8)    (5,899)
                                          -----------     ----------     --------             --     ------
Net increase (decrease)                     5,234,222      2,646,710      116,192        197,067     15,826
                                            ---------      ---------      -------        -------     ------

* Inception date was March 4, 2004.

5. LENDING OF PORTFOLIO SECURITIES

At March 31, 2005, securities valued at $4,990,937 were on loan to brokers. For collateral, the Fund received $5,240,100 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $98,008 for the year ended March 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended March 31, 2005.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $18,477,538 at March 31, 2005, that if not offset by capital gains will expire in 2011. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
27   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.38       $2.80      $ 4.43      $4.13       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.06)       (.04)       (.04)      (.03)         --
Net gains (losses) (both realized and unrealized)                         (.13)       1.62       (1.59)       .33        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.19)       1.58       (1.63)       .30        (.96)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.19       $4.38      $ 2.80      $4.43       $4.13
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $153        $208        $118       $152         $30
Ratio of expenses to average daily net assets(c)                         1.63%       1.64%       1.55%(d)   1.53%(d)    1.50%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (1.29%)     (1.18%)     (1.23%)    (1.02%)      (.03%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (4.34%)     56.43%     (36.79%)     7.29%     (18.86%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.79%, 1.89% and 4.37% for the periods ended March 31, 2003, 2002 and 2001, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
28   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.28       $2.76      $ 4.39      $4.12       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.10)       (.07)       (.06)      (.04)       (.01)
Net gains (losses) (both realized and unrealized)                         (.12)       1.59       (1.57)       .31        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.22)       1.52       (1.63)       .27        (.97)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.06       $4.28      $ 2.76      $4.39       $4.12
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $71        $102         $58        $71          $8
Ratio of expenses to average daily net assets(c)                         2.40%       2.40%       2.31%(d)   2.31%(d)    2.31%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (2.06%)     (1.94%)     (1.99%)    (1.81%)      (.78%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (5.14%)     55.07%     (37.13%)     6.55%     (19.06%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.55%, 2.65% and 5.51% for the periods ended March 31, 2003, 2002 and 2001, respectively

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
29   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.28       $2.76      $ 4.39      $4.12       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.10)       (.07)       (.06)      (.04)       (.01)
Net gains (losses) (both realized and unrealized)                         (.12)       1.59       (1.57)       .31        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.22)       1.52       (1.63)       .27        (.97)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.06       $4.28      $ 2.76      $4.39       $4.12
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $6          $9          $5         $5          $1
Ratio of expenses to average daily net assets(c)                         2.40%       2.40%       2.31%(d)   2.31%(d)    2.31%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (2.06%)     (1.94%)     (1.99%)    (1.81%)      (.77%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (5.14%)     55.07%     (37.13%)     6.55%     (19.06%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 2.55%, 2.65% and 5.51% for the periods ended March 31, 2003, 2002 and 2001, respectively

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
30   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004(b)
Net asset value, beginning of period                                     $4.40       $4.52
                                                                         -----       -----
Income from investment operations:
Net investment income (loss)                                              (.05)       (.03)
Net gains (losses) (both realized and unrealized)                         (.12)       (.09)
                                                                         -----       -----
Total from investment operations                                          (.17)       (.12)
                                                                         -----       -----
Net asset value, end of period                                           $4.23       $4.40
                                                                         -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $6          $1
Ratio of expenses to average daily net assets(c)                         1.07%       1.18%(d),(e)
Ratio of net investment income (loss) to average daily net assets        (.72%)      (.49%)(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%
Total return(f)                                                         (3.86%)     (2.65%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class I would have been 1.56% for the period ended March 31, 2004.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
31   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002        2001(b)
Net asset value, beginning of period                                     $4.40       $2.81      $ 4.43      $4.13       $5.09
                                                                         -----       -----      ------      -----       -----
Income from investment operations:
Net investment income (loss)                                              (.05)       (.04)       (.03)      (.02)         --
Net gains (losses) (both realized and unrealized)                         (.13)       1.63       (1.59)       .32        (.96)
                                                                         -----       -----      ------      -----       -----
Total from investment operations                                          (.18)       1.59       (1.62)       .30        (.96)
                                                                         -----       -----      ------      -----       -----
Net asset value, end of period                                           $4.22       $4.40      $ 2.81      $4.43       $4.13
                                                                         -----       -----      ------      -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $--         $--         $--        $--         $--
Ratio of expenses to average daily net assets(c)                         1.44%       1.45%       1.37%(d)   1.35%(d)    1.31%(d),(e)
Ratio of net investment income (loss) to average daily net assets       (1.11%)      (.97%)     (1.06%)     (.98%)       .11%(e)
Portfolio turnover rate (excluding short-term securities)                 153%        224%        175%       153%         35%
Total return(f)                                                         (4.09%)     56.58%     (36.57%)     7.32%     (18.86%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Jan. 24, 2001 (when shares became publicly available) to March 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.61%, 1.71% and 4.07% for the periods ended March 31, 2003, 2002 and 2001, respectively

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
32   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Report of Independent
         Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners Small Cap Growth Fund (a series of AXP Strategy Series, Inc.) as of March 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2005, and the financial highlights for each of the years in the four-year period ended March 31, 2005 and for the period from January 24, 2001 (when shares became publicly available) to March 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Partners Small Cap Growth Fund as of March 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

May 20, 2005

--------------------------------------------------------------------------------
33   --   AXP PARTNERS SMALL CAP GROWTH FUND   --   2005 ANNUAL REPORT

Investments in Securities

AXP Small Cap Advantage Fund

March 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (99.0%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.3%)
DRS Technologies                               52,900(b)            $2,248,250
Hexcel                                          8,158(b)               126,531
Moog Cl A                                      86,929(b)             3,929,191
Teledyne Technologies                         142,520(b)             4,460,875
Triumph Group                                   2,754(b)               107,241
United Industrial                               2,242                   66,408
Total                                                               10,938,496

Airlines (0.3%)
Alaska Air Group                                3,050(b)                89,792
ExpressJet Holdings                           219,477(b)             2,504,232
SkyWest Airlines                               12,308                  228,806
Total                                                                2,822,830

Automotive & related (0.8%)
Aftermarket Technology                          5,845(b)                96,443
Bandag                                          4,383                  205,913
Cooper Tire & Rubber                           10,548                  193,661
GenCorp                                        13,641                  272,820
Goodyear Tire & Rubber                        247,600(b)             3,305,460
McGrath Rentcorp                                3,386                   79,165
Superior Inds Intl                              7,963                  210,303
Tenneco Automotive                            172,900(b)             2,154,334
United Rentals                                  8,115(b)               164,004
Total                                                                6,682,103

Banks and savings & loans (7.0%)
Amcore Financial                                8,254                  233,176
Anchor BanCorp Wisconsin                        5,835                  164,022
BancorpSouth                                   17,633                  363,945
BankUnited Financial Cl A                     166,300                4,466,818
Camden Natl                                     2,540                   89,789
Cathay General Bancorp                         83,270                2,623,005
Chittenden                                     13,122                  342,091
Citizens Banking                                6,616                  194,246
City Holding                                   76,500                2,259,428
Colonial BancGroup                            227,600                4,670,352
Commercial Federal                            133,196                3,682,869
Community Trust Bancorp                         6,335                  182,511
Downey Financial                                3,086                  189,882

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Banks and savings & loans (cont.)
East-West Bancorp                             128,300               $4,736,836
Financial Institutions                          3,710                   73,495
First BanCorp Puerto Rico                      66,257(c)             2,799,358
First Citizens BancShares Cl A                  1,690                  247,382
First Midwest Bancorp                           3,830                  124,398
First Republic Bank                           111,750                3,617,348
FirstFed Financial                             71,658(b)             3,655,275
Flagstar Bancorp                                8,483                  165,843
Great Southern Bancorp                          2,758                   89,552
Hanmi Financial                               170,100                2,815,155
MAF Bancorp                                     2,141                   88,937
Mid-State Bancshares                            6,404                  170,346
Old Natl Bancorp                                4,759                   96,608
Omega Financial                                 2,690                   80,122
Oriental Financial Group                       82,760(c)             1,938,239
Provident Bankshares                           56,474                1,861,383
R-G Financial Cl B                            178,066(c)             5,550,318
Republic Bancorp                                8,395                  113,668
S&T Bancorp                                     5,596                  198,098
South Financial Group                          68,300                2,085,882
Southwest Bancorp                               7,203                  132,895
Sterling Financial                            100,868(b)             3,600,988
Susquehanna Bancshares                          3,335                   81,307
Tompkins Trustco                                2,477                  105,396
Trustmark                                      10,849                  314,621
UMB Financial                                   4,111                  233,998
Wintrust Financial                             63,400                2,985,506
WSFS Financial                                 70,000                3,679,200
Total                                                               61,104,288

Beverages & tobacco (0.1%)
Schweitzer-Mauduit Intl                         7,594                  254,779
Universal                                      10,264                  469,783
Total                                                                  724,562

Broker dealers (--%)
Investment Technology Group                    20,638(b)               361,165

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Building materials & construction (1.2%)
Building Material Holding                       4,419                 $196,557
Comfort Systems USA                           212,600(b)             1,647,650
Eagle Materials                                30,700                2,484,858
Hughes Supply                                  69,400                2,064,650
M/I Homes                                       4,140                  202,570
NCI Building Systems                           58,642(b)             2,263,581
Texas Inds                                      5,228                  281,005
Universal Forest Products                       2,462                   95,649
USG                                            19,129(b)               634,318
Walter Inds                                    11,031                  469,369
Total                                                               10,340,207

Cellular telecommunications (0.1%)
Alamosa Holdings                               17,338(b)               202,334
SBA Communications Cl A                        29,019(b)               265,815
Total                                                                  468,149

Chemicals (3.4%)
Albemarle                                      98,911                3,596,404
Cambrex                                        10,834                  230,764
Compass Minerals Intl                          97,300                2,476,285
Crompton                                       19,574                  285,780
Cytec Inds                                     80,828                4,384,919
FMC                                            79,458(b)             4,247,030
Georgia Gulf                                   66,464                3,056,015
HB Fuller                                       8,143                  236,147
Hercules                                      176,100(b)             2,549,928
Immucor                                       176,250(b)             5,320,989
Kronos Worldwide                                   25                    1,057
NL Inds                                         7,034(b)               162,485
Octel                                           9,108(c)               168,771
OM Group                                        5,310(b)               161,530
PolyOne                                       259,200(b)             2,301,696
WR Grace & Co                                  20,011(b)               170,494
Total                                                               29,350,294

Computer hardware (2.2%)
Agilysys                                      121,900                2,396,554
Artesyn Technologies                          264,300(b)             2,302,053
Black Box                                      12,854                  480,868
Engineered Support Systems                     74,500                3,987,241
Gateway                                       168,574(b)               679,353
Insight Enterprises                             6,415(b)               112,647
Iomega                                         38,451(b)               164,955
Komag                                         141,700(b)             3,166,995
PalmOne                                        61,600(b)             1,563,408

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer hardware (cont.)
RadiSys                                       182,300(b)            $2,581,368
Synaptics                                      77,400(b)             1,795,680
Trident Microsystems                            3,500(b)                61,880
Total                                                               19,293,002

Computer software & services (9.2%)
Activision                                     86,933(b)             1,286,613
Altiris                                        59,500(b)             1,419,075
ANSYS                                         117,047(b)             4,004,177
Avid Technology                                31,200(b)             1,688,544
BISYS Group                                     8,863(b)               138,972
Brady Cl A                                      7,416                  239,908
Brocade Communications
  Systems                                     177,800(b)             1,052,576
CACI Intl Cl A                                 46,139(b)             2,548,257
Ciber                                         312,600(b)             2,272,602
CSG Systems Intl                               36,336(b)               591,913
Dendrite Intl                                 116,200(b)             1,631,448
Digital River                                  50,590(b)             1,576,384
Digitas                                       258,766(b)             2,613,537
EarthLink                                     159,600(b)             1,436,400
eFunds                                         38,700(b)               863,784
Emulex                                         58,200(b)             1,096,488
Epicor Software                               158,300(b)             2,073,730
F5 Networks                                    77,869(b)             3,931,606
FactSet Research Systems                        5,450                  179,905
FileNet                                        58,300(b)             1,328,074
GSI Commerce                                    6,275(b)                84,901
Hyperion Solutions                             44,600(b)             1,967,306
Informatica                                   188,300(b)             1,557,241
InfoSpace                                      42,023(b)             1,715,799
Internet Security Systems                      73,700(b)             1,348,710
Ixia                                           28,469(b)               506,464
j2 Global Communications                       54,977(b)             1,886,261
Jupitermedia                                    9,534(b)               147,872
Lexar Media                                   204,000(b)             1,015,920
MAXIMUS                                        18,908                  633,229
MICROS Systems                                 12,636(b)               463,868
NetFlix                                       164,300(b)             1,782,655
NETGEAR                                       239,700(b)             3,617,073
NetRatings                                      8,603(b)               131,196
Packeteer                                       4,600(b)                70,794
Parametric Technology                         543,700(b)             3,039,283
Progress Software                              41,600(b)             1,090,752
Resources Connection                          150,200(b)             3,143,686
RSA Security                                   76,900(b)             1,218,865
SeaChange Intl                                144,200(b)             1,867,390
Silicon Storage Technology                    325,800(b)             1,211,976
SRA Intl Cl A                                  61,870(b)             3,727,668

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
SS&C Technologies                              83,200               $1,896,960
Take-Two Interactive Software                   4,491(b)               175,598
Transaction Systems
  Architects Cl A                             153,621(b)             3,556,326
Travelzoo                                       3,437(b)               170,888
Tyler Technologies                            166,200(b)             1,264,782
Ultimate Software Group                       153,000(b)             2,444,940
United Online                                  94,900(b)               993,603
ValueClick                                    185,100(b)             1,963,911
Verint Systems                                  3,446(b)               120,403
Websense                                       60,810(b)             3,271,578
Wind River Systems                             22,754(b)               343,130
Total                                                               80,405,021

Electronics (6.3%)
ADE                                           114,300(b)             2,537,460
Aeroflex                                      226,900(b)             2,116,977
Atheros Communications                        175,700(b)             1,804,439
Benchmark Electronics                          80,391(b)             2,558,846
DSP Group                                      80,600(b)             2,076,256
Entegris                                      110,427(b)             1,092,123
ESCO Technologies                              47,750(b)             3,836,713
ESS Technology                                107,398(b)               565,987
FormFactor                                     80,300(b)             1,817,992
General Cable                                  10,885(b)               131,382
Integrated Device Technology                  150,200(b)             1,806,906
Metrologic Instruments                         80,300(b)             1,805,144
Micrel                                         95,400(b)               879,588
Microsemi                                     222,100(b)             3,618,009
MIPS Technologies                               6,000(b)                69,000
ON Semiconductor                              605,400(b)             2,391,330
Paxar                                          15,560(b)               332,050
Photronics                                     85,900(b)             1,554,790
Pixelworks                                    191,700(b)             1,562,355
Rofin-Sinar Technologies                       81,300(b)             2,612,982
ScanSource                                     28,300(b)             1,466,789
Silicon Image                                 105,800(b)             1,064,348
Skyworks Solutions                            183,500(b)             1,165,225
SYNNEX                                         11,244(b)               195,870
Technitrol                                     97,300                1,451,716
Tessera Technologies                           68,900(b)             2,978,547
Thomas & Betts                                125,500(b)             4,053,651
Trimble Navigation                            109,693(b)             3,708,720
TTM Technologies                              131,300(b)             1,373,398
Ultralife Batteries                            96,200(b)             1,646,944
Varian Semiconductor
  Equipment Associates                         29,200(b)             1,109,892
Total                                                               55,385,429

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Energy (2.4%)
Berry Petroleum Cl A                            5,192                 $267,128
Cheniere Energy                                 4,882(b)               314,938
Denbury Resources                               9,785(b)               344,726
Houston Exploration                             4,658(b)               265,273
KCS Energy                                    104,640(b)             1,607,270
Petroleum Development                          68,000(b)             2,562,920
Resource America Cl A                           3,908                  136,956
South Jersey Inds                              34,500                1,945,800
St. Mary Land & Exploration                    64,700                3,238,235
Stone Energy                                    3,400(b)               165,138
Swift Energy                                   72,500(b)             2,061,900
Tesoro                                        196,245(b)             7,264,990
Vintage Petroleum                              12,757                  401,335
Whiting Petroleum                               1,755(b)                71,569
Total                                                               20,648,178

Energy equipment & services (3.5%)
Atwood Oceanics                                51,000(b)             3,393,540
Cal Dive Intl                                  93,908(b)             4,254,032
Cimarex Energy                                 93,876(b)             3,661,164
Energy Partners                               107,000(b)             2,778,790
Global Inds                                     8,305(b)                78,067
Grey Wolf                                     468,500(b)             3,082,730
GulfMark Offshore                               3,100(b)                80,321
Headwaters                                    123,800(b)             4,063,116
Holly                                           6,969                  259,735
Hydril                                         52,637(b)             3,074,527
Lone Star Technologies                          4,302(b)               169,628
Offshore Logistics                              3,339(b)               111,255
Oil States Intl                               140,800(b)             2,893,440
RPC                                             9,628                  146,249
Superior Energy Services                       17,488(b)               300,794
Unit                                           55,486(b)             2,506,303
Total                                                               30,853,691

Engineering & construction (0.9%)
CIRCO Intl                                     71,000                1,750,150
Dycom Inds                                    104,500(b)             2,402,455
EMCOR Group                                     5,240(b)               245,337
Granite Construction                            3,131                   82,251
Perini                                        230,910(b)             3,184,249
Shaw Group                                     19,422(b)               423,400
Total                                                                8,087,842

Finance companies (0.4%)
First Financial Bancorp                         8,381                  152,953
ITLA Capital                                    1,674(b)                83,633
World Acceptance                              138,296(b)             3,529,314
Total                                                                3,765,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Financial services (3.1%)
AmeriCredit                                   172,200(b)            $4,036,368
Charles River Associates                       45,000(b)             2,220,750
Chemical Financial                              8,482                  275,707
CompuCredit                                    93,235(b)             2,481,916
Delphi Financial Group Cl A                   123,102                5,293,387
Irwin Financial                                 8,210                  188,994
Jackson Hewitt Tax Service                     95,400                1,995,768
Jefferies Group                                51,700                1,948,056
Jones Lang LaSalle                              2,373(b)               110,700
Knight Trading Group Cl A                      19,363(b)               186,659
Metris Companies                               34,594(b)               400,944
Ocwen Financial                               325,100(b)             2,623,557
Portfolio Recovery Associates                  75,000(b)             2,552,250
Trammell Crow                                   3,673(b)                75,554
WFS Financial                                  58,100(b)             2,507,015
Total                                                               26,897,625

Food (1.6%)
American Italian Pasta Cl A                     5,764                  157,934
Corn Products Intl                            197,200                5,125,227
Farmer Brothers                                 4,681                  112,110
Lance                                         142,700                2,293,189
Nash Finch                                     77,197                2,932,714
Ralcorp Holdings                               60,400                2,859,940
Seaboard                                          280                  300,440
Sensient Technologies                          18,807                  405,479
United Natural Foods                            1,555(b)                44,520
Total                                                               14,231,553

Furniture & appliances (0.4%)
Ethan Allen Interiors                           6,974                  223,168
Furniture Brands Intl                          12,442                  271,360
La-Z-Boy                                       12,868                  179,251
Tempur-Pedic Intl                             121,800(b)             2,272,789
Thomas Inds                                     2,935                  116,343
Total                                                                3,062,911

Health care products (7.0%)
Allscripts Healthcare Solutions                91,600(b)             1,309,880
Biosite                                        44,032(b)             2,290,985
Bone Care Intl                                157,700(b)             4,090,738
Cepheid                                       138,800(b)             1,342,196
CV Therapeutics                                59,500(b)             1,211,420
Dade Behring Holdings                          36,800(b)             2,168,624
deCODE genetics                               235,200(b,c)           1,340,640
Encysive Pharmaceuticals                      165,300(b)             1,689,366
EPIX Pharmaceuticals                          203,100(b)             1,421,700

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Health care products (cont.)
First Horizon Pharmaceutical                  161,266(b)            $2,722,170
Gen-Probe                                      65,600(b)             2,923,136
Haemonetics                                   142,700(b)             6,016,232
Human Genome Sciences                         141,700(b)             1,306,474
I-Flow                                         98,200(b)             1,554,506
Incyte                                        302,141(b)             2,063,623
Intuitive Surgical                              7,783(b)               353,893
Lexicon Genetics                              257,800(b)             1,317,358
LifeCell                                      250,800(b)             2,232,120
Medarex                                       188,000(b)             1,340,440
Mine Safety Appliances                          5,564                  215,549
Myriad Genetics                                47,200(b)               868,008
Nabi Biopharmaceuticals                       120,900(b)             1,508,832
Noven Pharmaceuticals                          42,500(b)               720,800
Onyx Pharmaceuticals                           49,100(b)             1,539,285
Par Pharmaceutical Companies                   53,780(b)             1,798,403
Perrigo                                       144,400                2,765,260
Protein Design Labs                            86,900(b)             1,389,531
PSS World Medical                             159,900(b)             1,818,063
Serologicals                                   97,290(b)             2,377,768
Sybron Dental Specialties                      88,800(b)             3,187,920
Tanox                                         104,800(b)             1,006,080
Transkaryotic Therapies                         5,344(b)               133,413
United Therapeutics                            77,619(b)             3,546,800
Ventana Medical Systems                         5,146(b)               192,769
Vital Signs                                     2,404                   95,896
Total                                                               61,859,878

Health care services (5.5%)
Advisory Board                                 53,000(b)             2,316,100
Albany Molecular Research                       6,100(b)                62,708
Alliance Imaging                               12,978(b)               123,940
Amedisys                                       85,200(b)             2,577,300
Applera - Celera Genomics Group               141,700(b,f)           1,452,425
Apria Healthcare Group                        105,800(b)             3,396,180
Centene                                       126,622(b)             3,797,394
Cerner                                         56,700(b)             2,977,317
Connetics                                      66,100(b)             1,671,669
Genesis HealthCare                             78,700(b)             3,375,443
HealthExtras                                  294,350(b)             4,900,927
Kindred Healthcare                             69,000(b)             2,421,900
LCA-Vision                                      2,300                   76,590
LifePoint Hospitals                            62,600(b)             2,744,384
Magellan Health Services                       81,300(b)             2,768,265
Matria Healthcare                               3,472(b)               106,625
OCA                                            75,632(b)               321,436
Option Care                                   140,300                2,888,777

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Health care services (cont.)
Priority Healthcare Cl B                        7,856(b)              $169,925
Psychiatric Solutions                          97,700(b)             4,494,200
RehabCare Group                                 5,946(b)               170,710
Sierra Health Services                         74,450(b)             4,752,888
Stewart Enterprises Cl A                       68,000                  418,200
Sunrise Senior Living                           2,010(b)                97,686
Total                                                               48,082,989

Home building (0.5%)
Beazer Homes USA                               16,160                  805,738
Meritage Homes                                  4,855(b)               286,057
Standard-Pacific                               43,800                3,161,921
Technical Olympic USA                           2,898                   87,520
WCI Communities                                 5,375(b)               161,680
Total                                                                4,502,916

Household products (1.8%)
Action Performance Companies                    5,624                   74,406
Central Garden & Pet                           72,800(b)             3,193,008
Chattem                                        55,600(b)             2,472,532
JAKKS Pacific                                   5,578(b)               119,760
Jarden                                         70,800(b)             3,248,304
Mannatech                                       6,153                  120,291
Nautilus                                        7,779                  184,829
Rayovac                                       103,900(b)             4,322,239
Tupperware                                      6,519                  132,727
Yankee Candle                                  52,900(b)             1,676,930
Total                                                               15,545,026

Industrial services (0.3%)
Applied Industrial Technologies                 5,697                  154,958
Ceradyne                                        5,439(b)               121,670
G&K Services Cl A                              48,700                1,962,124
WESCO Intl                                     10,885(b)               304,780
Total                                                                2,543,532

Industrial transportation (2.7%)
Amerco                                          2,414(b)               111,768
Arkansas Best                                   4,223                  159,545
ArvinMeritor                                   12,293                  190,173
EGL                                             3,468(b)                79,070
Forward Air                                    63,560                2,706,385
GATX                                            9,573                  317,728
Genesee & Wyoming Cl A                         94,600(b)             2,451,086
Greenbrier Companies                            2,200                   77,198
Heartland Express                               8,359                  160,075
Knight Transportation                           4,194                  103,466
Laidlaw Intl                                  148,300(b)             3,084,640
Landstar System                               130,080(b)             4,260,119

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Industrial transportation (cont.)
Old Dominion Freight Line                      56,700(b)            $1,766,205
Overseas Shipholding Group                     65,321                4,109,344
U.S. Xpress Enterprises Cl A                   60,000(b)               981,000
USF                                             1,168                   56,368
Wabash Natl                                   107,100                2,613,240
Total                                                               23,227,410

Insurance (3.9%)
Alfa                                           16,725                  241,676
AMERIGROUP                                    102,271(b)             3,739,028
AmerUs Group                                   13,416                  633,906
Commerce Group                                  8,349                  517,471
FBL Financial Group Cl A                        5,130                  143,640
FPIC Insurance Group                           84,000(b)             2,700,600
Horace Mann Educators                          11,552                  204,932
Infinity Property & Casualty                    4,197                  131,198
IPC Holdings                                   49,800(c)             1,956,144
LandAmerica Financial Group                     6,241                  312,237
Navigators Group                               28,800(b)               954,576
Odyssey Re Holdings                           147,400                3,690,896
Ohio Casualty                                 205,000(b)             4,710,899
ProAssurance                                  109,600(b)             4,329,200
RLI                                            61,057                2,530,813
Safety Insurance Group                          4,707                  145,729
StanCorp Financial Group                       42,000                3,560,760
Stewart Information Services                    5,913                  221,856
Triad Guaranty                                 56,870(b)             2,991,931
UICI                                           11,495                  278,754
United Fire & Casualty                          3,332                  112,722
Universal American Financial                    9,072(b)               156,946
Total                                                               34,265,914

Leisure time & entertainment (1.1%)
Argosy Gaming                                  59,600(b)             2,736,832
Callaway Golf                                  22,978                  294,118
Handleman                                       7,800                  147,888
K2                                            187,900(b)             2,583,625
SCP Pool                                      100,600                3,205,116
Shuffle Master                                  3,936(b)               113,987
Thor Inds                                       7,275                  217,595
Total                                                                9,299,161

Lodging & gaming (1.3%)
Ameristar Casinos                               4,075                  222,821
Bluegreen                                     142,000(b)             1,824,700
Boyd Gaming                                    37,456                1,953,330
Penn Natl Gaming                              135,930(b)             3,993,624
Scientific Games Cl A                         155,600(b)             3,555,460
Total                                                               11,549,935

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Machinery (3.2%)
Albany Intl Cl A                                5,144                 $158,847
Blyth                                           3,984                  126,851
Cascade                                         3,392                  118,720
Clarcor                                        62,300                3,237,108
Federal Signal                                  4,741                   71,921
Gardner Denver                                 59,200(b)             2,338,992
Global Power Equipment Group                  221,300(b)             2,120,054
Joy Global                                    119,199                4,179,117
Kennametal                                     92,600                4,397,573
Lawson Products                                 2,034                   95,191
Lincoln Electric Holdings                       7,336                  220,667
Middleby                                       43,500                2,148,900
Tecumseh Products Cl A                          4,942                  195,753
Terex                                          43,300(b)             1,874,890
Toro                                           48,100                4,256,850
Wabtec                                        114,300                2,342,007
Total                                                               27,883,441

Media (3.5%)
American Greetings Cl A                         5,680                  144,726
Banta                                           9,278                  397,098
Catalina Marketing                            131,725                3,411,678
Consolidated Graphics                          58,586(b)             3,081,624
DoubleClick                                   250,300(b)             1,927,310
Emmis Communications Cl A                     131,300(b)             2,523,586
Entravision Communications Cl A               146,000(b)             1,295,020
Gray Television                               208,400                3,015,548
John H Harland                                 83,000                2,851,880
Martha Stewart Living Cl A                      7,754(b)               175,163
PRIMEDIA                                       30,078(b)               130,839
Reader's Digest Assn                            9,028                  156,275
RH Donnelley                                   55,700(b)             3,235,613
Scholastic                                     85,900(b)             3,168,851
Valassis Communications                         5,712(b)               199,692
Ventiv Health                                 201,905(b)             4,643,814
Total                                                               30,358,717

Metals (2.3%)
AK Steel Holding                              278,880(b)             3,084,413
Carpenter Technology                           62,220                3,696,490
Cleveland-Cliffs                                3,249                  236,755
Commercial Metals                              85,572                2,900,035
Maverick Tube                                 141,773(b)             4,609,040
Metal Management                               92,600                2,377,968

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Metals (cont.)
Mueller Inds                                    7,841                 $220,724
NS Group                                        4,803(b)               150,862
Oregon Steel Mills                              5,958(b)               137,034
Quanex                                          6,271                  334,370
Reliance Steel & Aluminum                      49,000                1,960,490
Total                                                               19,708,181

Multi-industry (2.1%)
Actuant Cl A                                    1,834(b)                82,383
Ameron Intl                                     2,667                   96,012
Anixter Intl                                   50,767(b)             1,835,227
Coinstar                                       49,100(b)             1,040,920
EnPro Inds                                      2,704(b)                74,360
FTI Consulting                                  5,204(b)               107,411
GEO Group                                       2,400(b)                68,592
Global Imaging Systems                         93,198(b)             3,304,801
Imation                                        19,770                  687,008
Jacuzzi Brands                                278,600(b)             2,719,136
Korn/Ferry Intl                               205,000(b)             3,901,149
Labor Ready                                   159,500(b)             2,974,675
Lancaster Colony                                6,194                  263,555
Mobile Mini                                     2,000(b)                80,820
Pre-Paid Legal Services                         8,132                  275,187
Ruddick                                        12,981                  300,510
Standex Intl                                    5,747                  156,893
YORK Intl                                      14,308                  560,587
Total                                                               18,529,226

Paper & packaging (1.5%)
Crown Holdings                                263,884(b)             4,106,035
Greif Cl A                                      3,500                  243,880
Pope & Talbot                                 114,100                2,005,878
Potlatch                                       73,600                3,464,352
Rock-Tenn Cl A                                  4,300                   57,190
Silgan Holdings                                48,200                3,132,036
Total                                                               13,009,371

Real estate investment trust (2.9%)
American Home Mortgage
  Investment                                    3,336                   95,543
Anthracite Capital                             22,428                  249,848
Bedford Property Investors                      8,862                  193,457
Brookfield Homes                               76,419                3,225,646
CBL & Associates Properties                    26,400                1,887,864
EastGroup Properties                           56,700                2,137,590
Gables Residential Trust                       53,800                1,791,540
Heritage Property Investment Trust              1,800                   53,424
IMPAC Mtge Holdings                            26,168                  501,902

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Real estate investment trust (cont.)
Innkeepers USA Trust                            7,673                  $99,058
LaSalle Hotel Properties                        2,794                   81,166
MFA Mtge Investments                           65,812                  500,829
Natl Health Investors                           4,919                  127,796
New Century Financial                          62,170                2,910,799
Novastar Financial                              4,313                  155,311
Pan Pacific Retail Properties                  41,800                2,372,150
Post Properties                                 2,442                   75,800
RAIT Investment Trust                          12,498                  335,196
Redwood Trust                                  75,362                3,857,028
Saxon Capital                                   3,200                   55,040
Town & Country Trust                           51,800                1,370,110
Universal Health Realty
  Income Trust                                 63,119                1,783,112
Ventas                                         72,800                1,817,088
Total                                                               25,677,297

Restaurants (1.9%)
Bob Evans Farms                                10,081                  236,399
CBRL Group                                     77,150                3,186,295
CEC Entertainment                               4,045(b)               148,047
CKE Restaurants                               165,300(b)             2,620,005
Domino's Pizza                                125,700                2,349,333
Jack in the Box                                71,817(b)             2,664,411
Lone Star Steakhouse & Saloon                  70,800                2,046,474
PF Chang's China Bistro                        31,300(b)             1,871,740
Ryan's Restaurant Group                        13,323(b)               193,583
SONIC                                          47,000(b)             1,569,800
Total                                                               16,886,087

Retail -- general (3.9%)
7-Eleven                                      133,000(b)             3,194,660
Aeropostale                                    51,000(b)             1,670,250
bebe stores                                     9,199                  312,306
Brown Shoe                                      5,107                  175,017
Cato Cl A                                       9,158                  295,346
Checkpoint Systems                            141,400(b)             2,386,832
Coldwater Creek                               114,664(b)             2,118,981
Finish Line Cl A                              163,200                3,778,080
Group 1 Automotive                              5,981(b)               157,300
Guitar Center                                  45,100(b)             2,472,833
Linens `N Things                                8,246(b)               204,748
Movie Gallery                                   3,219                   92,321
Pacific Sunwear of California                  37,300(b)             1,043,654
Pantry                                        112,860(b)             3,495,274
Payless ShoeSource                             11,830(b)               186,796
Phillips-Van Heusen                            62,000                1,651,680

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Retail -- general (cont.)
Russ Berrie & Co                                4,761                  $91,173
Sonic Automotive                              105,093                2,386,662
Sotheby's Holdings Cl A                       148,600(b)             2,520,256
Stage Stores                                   77,700(b)             2,982,903
Too                                             3,405(b)                84,001
Trans World Entertainment                      87,400(b)             1,287,402
United Stationers                               9,537(b)               431,549
Weis Markets                                    5,673                  209,164
World Fuel Services                             3,803                  119,795
Zale                                           13,035(b)               387,400
Total                                                               33,736,383

Telecom equipment & services (2.2%)
Centennial Communications                       8,100(b)                87,885
CommScope                                     134,500(b)             2,012,120
Digi Intl                                     235,300(b)             3,228,316
Ditech Communications                         187,400(b)             2,336,878
Leap Wireless Intl                             91,000(b)             2,370,550
Plantronics                                    60,610                2,308,029
Premiere Global Services                      311,100(b)             3,521,652
Sycamore Networks                             463,600(b)             1,650,416
UbiquiTel                                     256,900(b)             1,721,230
Total                                                               19,237,076

Textiles & apparel (2.5%)
Burlington Coat Factory Warehouse               7,913                  227,103
Deckers Outdoor                                98,600(b)             3,523,964
Genesco                                        91,330(b)             2,595,599
Hartmarx                                      351,200(b)             3,350,448
Jos A Bank Clothiers                           55,700(b)             1,632,010
Kellwood                                        3,421                   98,491
Quiksilver                                    144,500(b)             4,194,834
Russell                                         9,961                  180,095
Steven Madden                                   4,452(b)                74,304
Stride Rite                                    11,179                  148,681
Warnaco Group                                 123,600(b)             2,971,344
Wolverine World Wide                          148,543                3,183,276
Total                                                               22,180,149

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
18   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Issuer                                        Shares                  Value(a)

Utilities -- electric (1.4%)
Aquila                                        133,937(b)              $512,979
Black Hills                                     2,949                   97,523
Calpine                                       236,200(b)               661,360
CH Energy Group                                 2,707                  123,710
Cleco                                          11,961                  254,769
Duquesne Light Holdings                       126,759                2,271,521
El Paso Electric                              157,000(b)             2,983,000
Idacorp                                       166,300                4,717,931
Otter Tail                                      4,590                  114,934
PNM Resources                                   5,419                  144,579
Total                                                               11,882,306

Utilities -- natural gas (2.9%)
Energen                                        90,914                6,054,872
New Jersey Resources                            4,202                  182,913
Nicor                                           7,802                  289,376
ONEOK                                          89,500                2,758,390
Peoples Energy                                  7,927                  332,300
Plains Exploration & Production                76,800(b)             2,680,320
Quicksilver Resources                          49,100(b)             2,392,643
Southwestern Energy                            84,588(b)             4,801,215
UGI                                            78,011                3,543,260
Western Gas Resources                          57,000                1,963,650
WGL Holdings                                    4,953                  153,345
Total                                                               25,152,284

Utilities -- telephone (0.6%)
Commonwealth Telephone
  Enterprises                                  75,500(b)             3,559,070
General Communication Cl A                    192,230(b)             1,755,060
Total                                                                5,314,130

Total common stocks
(Cost: $746,326,822)                                              $865,854,655

Short-term securities (3.6%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (3.2%)
Federal Home Loan Mtge Corp Disc Nts
   05-02-05               2.63%            $6,500,000               $6,484,826
   05-10-05               2.68              1,200,000                1,196,433
Federal Natl Mtge Assn Disc Nts
   04-06-05               2.39             10,000,000                9,996,022
   05-02-05               2.71             10,000,000                9,976,000
Total                                                               27,653,281

Commercial paper (0.4%)
CRC Funding LLC
   04-01-05               2.85              4,000,000                3,999,683

Total short-term securities
(Cost: $31,654,929)                                                $31,652,964

Total investments in securities
(Cost: $777,981,751)(g)                                           $897,507,619

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
19   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2005, the value of foreign securities represented 1.6% of net assets.

(d) At March 31, 2005, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.2% of net assets. See Note 5 to the financial statements. 0.4% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) At March 31, 2005, the cost of securities for federal income tax purposes was $778,998,542 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $149,917,627
      Unrealized depreciation                                     (31,408,550)
                                                                  -----------
      Net unrealized appreciation                                $118,509,077
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
20   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Small Cap Advantage Fund

March 31, 2005
Assets
Investments in securities, at value (Note 1)*
   (identified cost $777,981,751)                                                                           $897,507,619
Cash in bank on demand deposit                                                                                   461,858
Capital shares receivable                                                                                        303,897
Dividends and accrued interest receivable                                                                        366,259
Receivable for investment securities sold                                                                     11,597,224
                                                                                                              ----------
Total assets                                                                                                 910,236,857
                                                                                                             -----------
Liabilities
Capital shares payable                                                                                           445,932
Payable for investment securities purchased                                                                    6,604,801
Payable upon return of securities loaned (Note 5)                                                             28,390,100
Accrued investment management services fee                                                                        16,935
Accrued distribution fee                                                                                          11,004
Accrued service fee                                                                                                    2
Accrued transfer agency fee                                                                                        4,035
Accrued administrative services fee                                                                                1,282
Other accrued expenses                                                                                           154,193
                                                                                                                 -------
Total liabilities                                                                                             35,628,284
                                                                                                              ----------
Net assets applicable to outstanding capital stock                                                          $874,608,573
                                                                                                            ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                    $  1,253,895
Additional paid-in capital                                                                                   698,614,608
Undistributed net investment income                                                                              362,595
Accumulated net realized gain (loss)                                                                          54,851,607
Unrealized appreciation (depreciation) on investments                                                        119,525,868
                                                                                                             -----------
Total -- representing net assets applicable to outstanding capital stock                                    $874,608,573
                                                                                                            ============
Net assets applicable to outstanding shares:                Class A                                         $621,674,455
                                                            Class B                                         $234,464,316
                                                            Class C                                         $ 12,376,977
                                                            Class I                                         $  5,533,930
                                                            Class Y                                         $    558,895
Net asset value per share of outstanding capital stock:     Class A shares                   87,943,516     $       7.07
                                                            Class B shares                   34,760,836     $       6.75
                                                            Class C shares                    1,834,812     $       6.75
                                                            Class I shares                      771,966     $       7.17
                                                            Class Y shares                       78,327     $       7.14
                                                                                                 ------     ------------
*Including securities on loan, at value (Note 5)                                                            $ 26,894,737
                                                                                                            ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Statement of operations
AXP Small Cap Advantage Fund

Year ended March 31, 2005
Investment income
Income:
Dividends                                                                                                   $  5,194,963
Interest                                                                                                         531,601
Fee income from securities lending (Note 5)                                                                      187,716
   Less foreign taxes withheld                                                                                   (17,006)
                                                                                                                 -------
Total income                                                                                                   5,897,274
                                                                                                               ---------
Expenses (Note 2):
Investment management services fee                                                                             6,341,134
Distribution fee
   Class A                                                                                                     1,548,853
   Class B                                                                                                     2,477,943
   Class C                                                                                                       123,637
Transfer agency fee                                                                                            1,726,195
Incremental transfer agency fee
   Class A                                                                                                       130,960
   Class B                                                                                                        93,331
   Class C                                                                                                         5,085
Service fee -- Class Y                                                                                               347
Administrative services fees and expenses                                                                        491,869
Compensation of board members                                                                                     11,155
Custodian fees                                                                                                   153,750
Printing and postage                                                                                             237,969
Registration fees                                                                                                 77,684
Audit fees                                                                                                        22,500
Other                                                                                                             43,027
                                                                                                                  ------
Total expenses                                                                                                13,485,439
   Earnings credits on cash balances (Note 2)                                                                    (12,596)
                                                                                                                 -------
Total net expenses                                                                                            13,472,843
                                                                                                              ----------
Investment income (loss) -- net                                                                               (7,575,569)
                                                                                                              ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                            122,805,992
   Futures contracts                                                                                             (79,254)
                                                                                                                 -------
Net realized gain (loss) on investments                                                                      122,726,738
Net change in unrealized appreciation (depreciation) on investments                                          (56,385,019)
                                                                                                             -----------
Net gain (loss) on investments and foreign currencies                                                         66,341,719
                                                                                                              ----------
Net increase (decrease) in net assets resulting from operations                                             $ 58,766,150
                                                                                                            ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Small Cap Advantage Fund

Year ended March 31,                                                            2005                        2004
Operations and distributions
Investment income (loss) -- net                                            $  (7,575,569)             $  (5,440,532)
Net realized gain (loss) on investments                                      122,726,738                 98,385,899
Net change in unrealized appreciation (depreciation) on investments          (56,385,019)               199,649,722
                                                                             -----------                -----------
Net increase (decrease) in net assets resulting from operations               58,766,150                292,595,089
                                                                              ----------                -----------
Distributions to shareholders from:
     Net realized gain
         Class A                                                             (15,380,410)                        --
         Class B                                                              (6,190,565)                        --
         Class C                                                                (320,056)                        --
         Class I                                                                 (97,524)                        --
         Class Y                                                                 (12,623)                        --
                                                                              ----------                -----------
Total distributions                                                          (22,001,178)                        --
                                                                             -----------                -----------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                 141,734,116                199,179,487
     Class B shares                                                           33,161,170                 70,921,130
     Class C shares                                                            3,008,247                  5,496,099
     Class I shares                                                            9,581,964                    916,317
     Class Y shares                                                              488,055                    104,346
Reinvestment of distributions at net asset value
     Class A shares                                                           15,212,581                         --
     Class B shares                                                            6,117,779                         --
     Class C shares                                                              314,429                         --
     Class I shares                                                               97,270                         --
     Class Y shares                                                               12,551                         --
Payments for redemptions
     Class A shares                                                         (158,935,989)               (72,464,211)
     Class B shares (Note 2)                                                 (78,547,491)               (39,342,192)
     Class C shares (Note 2)                                                  (3,246,198)                (1,636,430)
     Class I shares                                                           (4,933,351)                   (28,033)
     Class Y shares                                                              (71,637)                   (25,226)
                                                                                 -------                    -------
Increase (decrease) in net assets from capital share transactions            (36,006,504)               163,121,287
                                                                             -----------                -----------
Total increase (decrease) in net assets                                          758,468                455,716,376
Net assets at beginning of year                                              873,850,105                418,133,729
                                                                             -----------                -----------
Net assets at end of year                                                  $ 874,608,573               $873,850,105
                                                                           =============               ============
Undistributed net investment income                                        $     362,595               $    264,458
                                                                           -------------               ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Small Cap Advantage Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At March 31, 2005, American Express Financial Corporation (AEFC) and the Portfolio Builder Series funds owned 100% of Class I shares, which represents 0.63% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, AEFC utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined

--------------------------------------------------------------------------------
24   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT
at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value (NAV). Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
25   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $7,673,706 and accumulated net realized gain has been decreased by $7,673,706.

--------------------------------------------------------------------------------
26   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended March 31,                           2005              2004
Class A
Distributions paid from:
      Ordinary income                     $        --               $--
      Long-term capital gain               15,380,410                --
Class B
Distributions paid from:
      Ordinary income                              --                --
      Long-term capital gain                6,190,565                --
Class C
Distributions paid from:
      Ordinary income                              --                --
      Long-term capital gain                  320,056                --
Class I*
Distributions paid from:
      Ordinary income                              --                --
      Long-term capital gain                   97,524                --
Class Y
Distributions paid from:
      Ordinary income                              --                --
      Long-term capital gain                   12,623                --
* Inception date was March 4, 2004.

As of March 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                              $  7,977,402
Accumulated long-term gain (loss)                          $ 48,253,591
Unrealized appreciation (depreciation)                     $118,509,077

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.74% to 0.615% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. In certain circumstances, the board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $89,147 for the year ended March 31, 2005.

--------------------------------------------------------------------------------
27   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Under an Administrative Service Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.035% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

AEFC has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,737,914 for Class A, $231,913 for Class B and $3,169 for Class C for the year ended March 31, 2005.

During the year ended March 31, 2005, the Fund's custodian and transfer agency fees were reduced by $12,596 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

--------------------------------------------------------------------------------
28   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $882,963,989 and $941,998,765, respectively, for the year ended March 31, 2005. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                  Year ended March 31, 2005
                                              Class A        Class B      Class C      Class I     Class Y
Sold                                       21,339,148      5,129,663      464,935    1,420,310      69,787
Issued for reinvested distributions         2,104,092        885,351       45,504       13,288       1,719
Redeemed                                  (23,279,909)   (12,254,405)    (494,309)    (795,061)     (9,979)
                                          -----------    -----------     --------     --------      ------
Net increase (decrease)                       163,331     (6,239,391)      16,130      638,537      61,527
                                              -------     ----------       ------      -------      ------

                                                                  Year ended March 31, 2004
                                              Class A        Class B      Class C     Class I*     Class Y
Sold                                       33,913,062     12,665,109      964,970      137,651      16,371
Issued for reinvested distributions                --             --           --           --          --
Redeemed                                  (12,587,893)    (7,221,528)    (283,737)      (4,222)     (3,834)
                                          -----------     ----------     --------       ------      ------
Net increase (decrease)                    21,325,169      5,443,581      681,233      133,429      12,537
                                           ----------      ---------      -------      -------      ------

* Inception date was March 4, 2004.

5. LENDING OF PORTFOLIO SECURITIES

At March 31, 2005, securities valued at $26,894,737 were on loan to brokers. For collateral, the Fund received $28,390,100 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $187,716 for the year ended March 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for temporary funding of shareholder redemptions or for other temporary or emergency purchases. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended March 31, 2005.

--------------------------------------------------------------------------------
29   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

7 FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001
Net asset value, beginning of period                                     $6.77       $4.10      $ 5.43      $4.79     $6.07
                                                                         -----       -----      ------      -----     -----
Income from investment operations:
Net investment income (loss)                                              (.05)       (.03)       (.02)      (.02)     (.01)
Net gains (losses) (both realized and unrealized)                          .52        2.70       (1.31)       .66      (.98)
                                                                         -----       -----      ------      -----     -----
Total from investment operations                                           .47        2.67       (1.33)       .64      (.99)
                                                                         -----       -----      ------      -----     -----
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----     -----
Net asset value, end of period                                           $7.07       $6.77      $ 4.10      $5.43     $4.79
                                                                         -----       -----      ------      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $622        $594        $272       $414      $352
Ratio of expenses to average daily net assets(b)                         1.30%       1.36%       1.38%      1.25%     1.25%
Ratio of net investment income (loss) to average daily net assets        (.63%)      (.58%)      (.38%)     (.31%)    (.11%)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(c)                                                          6.90%      65.12%     (24.49%)    13.36%   (16.59%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
30   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001
Net asset value, beginning of period                                     $6.51       $3.97      $ 5.31      $4.72    $ 6.03
                                                                         -----       -----      ------      -----    ------
Income from investment operations:
Net investment income (loss)                                              (.10)       (.07)       (.05)      (.05)     (.04)
Net gains (losses) (both realized and unrealized)                          .51        2.61       (1.29)       .64      (.98)
                                                                         -----       -----      ------      -----    ------
Total from investment operations                                           .41        2.54       (1.34)       .59     (1.02)
                                                                         -----       -----      ------      -----    ------
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----    ------
Net asset value, end of period                                           $6.75       $6.51      $ 3.97      $5.31    $ 4.72
                                                                         -----       -----      ------      -----    ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $234        $267        $141       $221      $184
Ratio of expenses to average daily net assets(b)                         2.07%       2.13%       2.14%      2.02%     2.02%
Ratio of net investment income (loss) to average daily net assets       (1.40%)     (1.34%)     (1.15%)    (1.08%)    (.88%)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(c)                                                          6.25%      63.98%     (25.24%)    12.50%   (17.21%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
31   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001(b)
Net asset value, beginning of period                                     $6.51       $3.98      $ 5.31      $4.72     $5.92
                                                                         -----       -----      ------      -----     -----
Income from investment operations:
Net investment income (loss)                                              (.09)       (.06)       (.05)      (.05)     (.01)
Net gains (losses) (both realized and unrealized)                          .50        2.59       (1.28)       .64      (.90)
                                                                         -----       -----      ------      -----     -----
Total from investment operations                                           .41        2.53       (1.33)       .59      (.91)
                                                                         -----       -----      ------      -----     -----
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----     -----
Net asset value, end of period                                           $6.75       $6.51      $ 3.98      $5.31     $4.72
                                                                         -----       -----      ------      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $12         $12          $5         $5        $2
Ratio of expenses to average daily net assets(c)                         2.07%       2.13%       2.17%      2.04%     2.02%(d)
Ratio of net investment income (loss) to average daily net assets       (1.40%)     (1.36%)     (1.16%)    (1.10%)    (.84%)(d)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(e)                                                          6.25%      63.57%     (25.05%)    12.50%   (15.67%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
32   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004(b)
Net asset value, beginning of period                                     $6.82       $6.92
                                                                         -----       -----
Income from investment operations:
Net investment income (loss)                                              (.03)       (.01)
Net gains (losses) (both realized and unrealized)                          .55        (.09)
                                                                         -----       -----
Total from investment operations                                           .52        (.10)
                                                                         -----       -----
Less distributions:
Distributions from realized gains                                         (.17)         --
                                                                         -----       -----
Net asset value, end of period                                           $7.17       $6.82
                                                                         -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $6          $1
Ratio of expenses to average daily net assets(c)                          .84%        .96%(d)
Ratio of net investment income (loss) to average daily net assets        (.19%)      (.12%)(d)
Portfolio turnover rate (excluding short-term securities)                 101%        110%
Total return(e)                                                          7.58%      (1.44%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
33   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005        2004        2003       2002      2001
Net asset value, beginning of period                                     $6.82       $4.12      $ 5.46      $4.81     $6.08
                                                                         -----       -----      ------      -----     -----
Income from investment operations:
Net investment income (loss)                                              (.03)       (.02)       (.02)      (.01)      .01
Net gains (losses) (both realized and unrealized)                          .52        2.72       (1.32)       .66      (.99)
                                                                         -----       -----      ------      -----     -----
Total from investment operations                                           .49        2.70       (1.34)       .65      (.98)
                                                                         -----       -----      ------      -----     -----
Less distributions:
Distributions from realized gains                                         (.17)         --          --         --      (.29)
                                                                         -----       -----      ------      -----     -----
Net asset value, end of period                                           $7.14       $6.82      $ 4.12      $5.46     $4.81
                                                                         -----       -----      ------      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $1         $--         $--        $--       $--
Ratio of expenses to average daily net assets(b)                         1.12%       1.20%       1.16%      1.08%     1.12%
Ratio of net investment income (loss) to average daily net assets        (.46%)      (.40%)      (.27%)     (.14%)    (.05%)
Portfolio turnover rate (excluding short-term securities)                 101%        110%        128%       136%      144%
Total return(c)                                                          7.14%      65.53%     (24.54%)    13.51%   (16.39%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
34   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Small Cap Advantage Fund (a series of AXP Strategy Series, Inc.) as of March 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2005, and the financial highlights for each of the years in the five-year period ended March 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Small Cap Advantage Fund as of March 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

May 20, 2005

--------------------------------------------------------------------------------
35   --   AXP SMALL CAP ADVANTAGE FUND   --   2005 ANNUAL REPORT

Investments in Securities

AXP Strategy Aggressive Fund

March 31, 2005

(Percentages represent value of investments compared to net assets)

Common stocks (98.7%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (3.0%)
Alliant Techsystems                            51,400(b)            $3,672,530
Precision Castparts                            72,400                5,575,524
Rockwell Collins                              184,600                8,785,114
Total                                                               18,033,168

Automotive & related (0.5%)
Gentex                                         95,100                3,033,690

Banks and savings & loans (0.1%)
Green Hill & Co LLC                             8,600                  307,880

Broker dealers (0.1%)
optionsXpress Holdings                         21,300(b)               344,847

Chemicals (1.6%)
Rohm & Haas                                   202,000                9,696,000

Computer hardware (3.3%)
Network Appliance                             578,300(b)            15,995,778
SanDisk                                       134,600(b)             3,741,880
Total                                                               19,737,658

Computer software & services (13.2%)
Affiliated Computer Services Cl A             196,900(b)            10,482,956
Akamai Technologies                           120,900(b)             1,539,057
Autodesk                                      198,500                5,907,360
DST Systems                                   101,000(b)             4,664,180
Fastclick                                         790(b)                 9,480
Juniper Networks                              345,604(b)             7,624,024
McAfee                                         61,800(b)             1,394,208
Mercury Interactive                           236,900(b)            11,224,322
NAVTEQ                                         68,600(b)             2,973,810
NCR                                           204,400(b)             6,896,456
Paychex                                       157,700                5,175,714
SunGard Data Systems                          216,900(b)             7,483,050
TIBCO Software                                550,600(b)             4,101,970
VeriSign                                      363,700(b)            10,438,190
Total                                                               79,914,777

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Electronics (7.4%)
ASML Holding                                  336,400(b,c)          $5,641,428
Broadcom Cl A                                  96,600(b)             2,890,272
KLA-Tencor                                    157,700(b)             7,255,777
Marvell Technology Group                      363,700(b,c)          13,944,258
Microchip Technology                          118,900                3,092,589
PortalPlayer                                    8,150(b)               186,065
Skyworks Solutions                            496,600(b)             3,153,410
Xilinx                                        101,900                2,978,537
Zebra Technologies Cl A                       122,200(b)             5,803,278
Total                                                               44,945,614

Energy (8.0%)
Apache                                        157,700                9,655,971
Chesapeake Energy                             215,200                4,721,488
EOG Resources                                 237,000               11,551,380
Pioneer Natural Resources                     153,400                6,553,248
XTO Energy                                    487,600               16,012,784
Total                                                               48,494,871

Energy equipment & services (3.5%)
BJ Services                                    66,300                3,439,644
Nabors Inds                                   155,900(b,c)           9,219,926
Precision Drilling                            116,600(b,c)           8,705,356
Total                                                               21,364,926

Financial services (2.6%)
Alliance Data Systems                         236,000(b)             9,534,400
CapitalSource                                 278,800(b)             6,412,400
Total                                                               15,946,800

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Health care products (18.1%)
Amylin Pharmaceuticals                        196,900(b)            $3,443,781
Barr Pharmaceuticals                           68,600(b)             3,349,738
Beckman Coulter                                94,200                6,259,590
Biomet                                        163,700                5,942,310
Cooper Companies                               64,400                4,694,760
CR Bard                                       250,000               17,019,999
Eyetech Pharmaceuticals                       192,400(b)             5,291,000
Foxhollow Technologies                          6,600(b)               186,120
Gen-Probe                                     129,400(b)             5,766,064
Genzyme                                       155,700(b)             8,912,268
Gilead Sciences                               359,600(b)            12,873,680
Invitrogen                                    157,700(b)            10,912,840
Kinetic Concepts                               95,300(b)             5,684,645
MGI Pharma                                    105,400(b)             2,663,458
OSI Pharmaceuticals                            95,700(b)             3,956,238
Sepracor                                       68,800(b,d)           3,949,808
Shamir Optical                                  1,610(b,c)              24,875
St. Jude Medical                              203,800(b)             7,336,800
Valeant Pharmaceuticals Intl                   65,900                1,484,068
Total                                                              109,752,042

Health care services (5.2%)
Caremark Rx                                   393,600(b)            15,657,408
Community Health Systems                      315,200(b)            11,003,632
PacifiCare Health Systems                      26,900(b)             1,531,148
Quest Diagnostics                              33,900                3,563,907
Total                                                               31,756,095

Home building (0.5%)
Lennar Cl A                                    56,500                3,202,420

Household products (1.6%)
Church & Dwight                               268,100                9,509,507

Industrial services (2.9%)
ChoicePoint                                    73,900(b)             2,964,129
Cintas                                         99,300                4,102,083
Fastenal                                      188,100               10,403,811
Total                                                               17,470,023

Industrial transportation (4.7%)
CH Robinson Worldwide                         108,100                5,570,393
JB Hunt Transport Services                    384,000               16,807,680
UTI Worldwide                                  90,600(c)             6,292,170
Total                                                               28,670,243

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Insurance (3.9%)
Assurant                                      141,100               $4,755,070
IPC Holdings                                   90,600(c)             3,558,768
United America Indemnity Cl A                 196,900(b,c)           3,709,596
WellChoice                                    216,900(b)            11,562,939
Total                                                               23,586,373

Leisure time & entertainment (0.8%)
Harman Intl Inds                               56,100                4,962,606

Lodging & gaming (1.2%)
GTECH Holdings                                296,100                6,967,233
Las Vegas Sands                                 7,200(b)               324,000
Total                                                                7,291,233

Media (2.1%)
EW Scripps Cl A                               126,700                6,176,625
Univision Communications Cl A                 162,800(b)             4,507,932
XM Satellite Radio Holdings Cl A               69,700(b)             2,195,550
Total                                                               12,880,107

Metals (1.1%)
Peabody Energy                                145,600                6,750,016

Multi-industry (6.3%)
Apollo Group Cl A                              41,800(b)             3,095,708
Corporate Executive Board                     196,900               12,591,755
Danaher                                       198,500               10,601,885
Manpower                                      275,200               11,976,704
Total                                                               38,266,052

Paper & packaging (2.2%)
Bowater                                       149,000                5,612,830
Smurfit-Stone Container                       518,900(b)             8,027,383
Total                                                               13,640,213

Restaurants (2.2%)
Starbucks                                     256,100(b)            13,230,126

Retail -- general (0.8%)
Advance Auto Parts                             84,700(b)             4,273,115
Build-A-Bear Workshop                          17,600(b)               539,440
Total                                                                4,812,555

Telecom equipment & services (--%)
Arbinet-thexchange                             12,450(b)               237,173

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Issuer                                         Shares                 Value(a)

Textiles & apparel (1.9%)
Chico's FAS                                   144,900(b)            $4,094,874
Coach                                         132,900(b)             7,526,127
Total                                                               11,621,001

Total common stocks
(Cost: $466,916,699)                                              $599,458,016

Short-term securities (1.5%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
  04-13-05                2.70%            $4,600,000               $4,595,514
Federal Natl Mtge Assn Disc Nts
  05-02-05                2.63              1,400,000                1,396,732
   05-18-05               2.66              2,900,000                2,889,743

Total short-term securities
(Cost: $8,882,391)                                                  $8,881,989

Total investments in securities
(Cost: $475,799,090(f)                                            $608,340,005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2005, the value of foreign securities represented 8.4% of net assets.

(d) At March 31, 2005, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. See Note 5 to the financial statements. 1.4% of net assets is the Fund's cash equivalent position.

(f) At March 31, 2005, the cost of securities for federal income tax purposes was $476,136,873 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $148,825,751
      Unrealized depreciation                                      (16,622,619)
                                                                   -----------
      Net unrealized appreciation                                 $132,203,132
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
14   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Strategy Aggressive Fund
March 31, 2005
Assets
Investments in securities, at value (Note 1)*
     (identified cost $475,799,090)                                                                         $   608,340,005
Capital shares receivable                                                                                             9,412
Dividends and accrued interest receivable                                                                           110,932
                                                                                                                    -------
Total assets                                                                                                    608,460,349
                                                                                                                -----------
Liabilities
Disbursements in excess of cash on demand deposit                                                                   105,262
Capital shares payable                                                                                              122,795
Payable for investment securities purchased                                                                           9,480
Payable upon return of securities loaned (Note 5)                                                                   790,600
Accrued investment management services fee                                                                            9,969
Accrued distribution fee                                                                                              7,271
Accrued service fee                                                                                                       5
Accrued transfer agency fee                                                                                           4,394
Accrued administrative services fee                                                                                     831
Other accrued expenses                                                                                              160,265
                                                                                                                    -------
Total liabilities                                                                                                 1,210,872
                                                                                                                  ---------
Net assets applicable to outstanding capital stock                                                          $   607,249,477
                                                                                                            ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                    $       547,967
Additional paid-in capital                                                                                    1,888,972,462
Accumulated net realized gain (loss) (Note 7)                                                                (1,414,811,867)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                         132,540,915
                                                                                                                -----------
Total -- representing net assets applicable to outstanding capital stock                                    $   607,249,477
                                                                                                            ===============
Net assets applicable to outstanding shares:                Class A                                         $   453,020,526
                                                            Class B                                         $   150,640,501
                                                            Class C                                         $     1,837,142
                                                            Class I                                         $        10,749
                                                            Class Y                                         $     1,740,559
Net asset value per share of outstanding capital stock:     Class A shares            39,643,036            $         11.43
                                                            Class B shares            14,822,706            $         10.16
                                                            Class C shares               180,759            $         10.16
                                                            Class I shares                   919            $         11.70
                                                            Class Y shares               149,294            $         11.66
                                                                                         -------            ---------------
* Including securities on loan, at value (Note 5)                                                           $       769,294
                                                                                                            ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Statement of operations
AXP Strategy Aggressive Fund

Year ended March 31, 2005
Investment income
Income:
Dividends                                                                                                      $  2,235,270
Interest                                                                                                            198,039
Fee income from securities lending (Note 5)                                                                          40,360
                                                                                                                     ------
Total income                                                                                                      2,473,669
                                                                                                                  ---------
Expenses (Note 2):
Investment management services fee                                                                                3,390,499
Distribution fee
     Class A                                                                                                      1,298,856
     Class B                                                                                                      1,840,696
     Class C                                                                                                         21,193
Transfer agency fee                                                                                               2,380,374
Incremental transfer agency fee
     Class A                                                                                                        180,764
     Class B                                                                                                        133,399
     Class C                                                                                                          1,548
Service fee -- Class Y                                                                                                1,781
Administrative services fees and expenses                                                                           369,709
Compensation of board members                                                                                        10,755
Custodian fees                                                                                                       81,097
Printing and postage                                                                                                279,170
Registration fees                                                                                                    45,018
Audit fees                                                                                                           27,000
Other                                                                                                                28,677
                                                                                                                     ------
Total expenses                                                                                                   10,090,536
     Earnings credits on cash balances (Note 2)                                                                     (20,261)
                                                                                                                    -------
Total net expenses                                                                                               10,070,275
                                                                                                                 ----------
Investment income (loss) -- net                                                                                  (7,596,606)
                                                                                                                 ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                             (23,404,177)
     Foreign currency transactions                                                                                   (2,331)
                                                                                                                     ------
Net realized gain (loss) on investments                                                                         (23,406,508)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                          56,928,826
                                                                                                                 ----------
Net gain (loss) on investments and foreign currencies                                                            33,522,318
                                                                                                                 ----------
Net increase (decrease) in net assets resulting from operations                                                $ 25,925,712
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Statements of changes in net assets
AXP Strategy Aggressive Fund

Year ended March 31,                                                                     2005                       2004
Operations
Investment income (loss) -- net                                                     $  (7,596,606)            $ (10,438,379)
Net realized gain (loss) on investments                                               (23,406,508)               23,849,154
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                56,928,826               195,880,774
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                        25,925,712               209,291,549
                                                                                       ----------               -----------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                           41,234,687                57,648,298
     Class B shares                                                                     9,925,540                18,916,549
     Class C shares                                                                       213,235                   414,049
     Class I shares                                                                        10,000                        --
     Class Y shares                                                                       523,556                   673,297
Payments for redemptions
     Class A shares                                                                  (197,567,694)             (143,901,028)
     Class B shares (Note 2)                                                          (96,389,665)              (86,361,990)
     Class C shares (Note 2)                                                             (903,443)                 (887,718)
     Class Y shares                                                                      (750,811)                 (602,974)
                                                                                         --------                  --------
Increase (decrease) in net assets from capital share transactions                    (243,704,595)             (154,101,517)
                                                                                     ------------              ------------
Total increase (decrease) in net assets                                              (217,778,883)               55,190,032
Net assets at beginning of year                                                       825,028,360               769,838,328
                                                                                      -----------               -----------
Net assets at end of year                                                           $ 607,249,477             $ 825,028,360
                                                                                    =============             =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Notes to Financial Statements

AXP Strategy Aggressive Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in securities of growth companies.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective July 15, 2004, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At March 31, 2005, American Express Financial Corporation (AEFC) and the AXP Portfolio Builder Series funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
18   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, AEFC utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
19   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------
20   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $7,596,606 and accumulated net realized loss has been increased by $3,153,291 resulting in a net reclassification adjustment to decrease paid-in capital by $4,443,315.

The tax character of distributions paid for the years indicated is as follows:

Year ended March 31,                             2005              2004

Class A
Distributions paid from:
     Ordinary income                              $--               $--
     Long-term capital gain                        --                --

Class B
Distributions paid from:
     Ordinary income                               --                --
     Long-term capital gain                        --                --

Class C
Distributions paid from:
     Ordinary income                               --                --
     Long-term capital gain                        --                --

Class I*
Distributions paid from:
     Ordinary income                               --               N/A
     Long-term capital gain                        --               N/A

* Inception date was July 15, 2004

Class Y
Distributions paid from:
     Ordinary income                               --                --
     Long-term capital gain                        --                --

At March 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                           $            --
Accumulated long-term gain (loss)                       $(1,414,474,084)
Unrealized appreciation (depreciation)                  $   132,203,132

--------------------------------------------------------------------------------
21   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Dividends to shareholders

An annual dividend declared and paid by the end of the calendar year from net investment income, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.6% to 0.5% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $854,620 for the year ended March 31, 2005.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.05% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

--------------------------------------------------------------------------------
22   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $364,082 for Class A, $230,793 for Class B and $300 for Class C for the year ended March 31, 2005.

During the year ended March 31, 2005, the Fund's custodian and transfer agency fees were reduced by $20,261 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $242,504,380 and $496,321,474, respectively, for the year ended March 31, 2005. Realized gains and losses are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC were $7,880 for the year ended March 31, 2005.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                  Year ended March 31, 2005
                                              Class A         Class B      Class C       Class I*     Class Y
Sold                                        3,945,490       1,008,849       21,771           919       46,932
Issued for reinvested distributions                --              --           --            --           --
Redeemed                                  (17,981,291)    (10,039,703)     (92,673)           --      (65,713)
                                          -----------     -----------      -------           ---      -------
Net increase (decrease)                   (14,035,801)     (9,030,854)     (70,902)          919      (18,781)
                                          -----------     -----------      -------           ---      -------

* Inception date was July 15, 2004.
                                                                  Year ended March 31, 2004
                                              Class A         Class B      Class C        Class I     Class Y
Sold                                        5,826,634       2,084,639       45,716           N/A       65,944
Issued for reinvested distributions                --              --           --           N/A           --
Redeemed                                  (14,052,457)     (9,590,849)     (97,128)          N/A      (56,818)
                                          -----------     -----------      -------           ---      -------
Net increase (decrease)                    (8,225,823)     (7,506,210)     (51,412)          N/A        9,126
                                          -----------     -----------      -------           ---      -------

--------------------------------------------------------------------------------
23   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

At March 31, 2005, securities valued at $769,294 were on loan to brokers. For collateral, the Fund received $790,600 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $40,360 for the year ended March 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended March 31, 2005.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,414,474,084 at March 31, 2005, that if not offset by capital gains will expire as follows:

            2009          2010           2011           2012          2013
        $207,116,650  $841,156,325   $315,348,051    $23,741,111   $27,111,947

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
24   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended March 31,                                            2005      2004        2003        2002       2001
Net asset value, beginning of period                                    $10.93    $ 8.49      $12.11      $13.43    $ 37.03
                                                                        ------   -------      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.11)     (.11)       (.11)       (.04)      (.05)
Net gains (losses) (both realized and unrealized)                          .61      2.55       (3.51)      (1.28)    (17.20)
                                                                        ------   -------      ------      ------    -------
Total from investment operations                                           .50      2.44       (3.62)      (1.32)    (17.25)
                                                                        ------   -------      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------   -------      ------      ------    -------
Net asset value, end of period                                          $11.43    $10.93      $ 8.49      $12.11    $ 13.43
                                                                        ------   -------      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $453      $587        $526        $936     $1,088
Ratio of expenses to average daily net assets(b)                         1.22%     1.27%       1.28%       1.09%      1.10%
Ratio of net investment income (loss) to average daily net assets        (.86%)   (1.00%)     (1.02%)      (.29%)     (.26%)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(c)                                                          4.57%    28.74%     (29.89%)     (9.83%)   (50.27%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
25   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended March 31,                                           2005      2004        2003        2002       2001
Net asset value, beginning of period                                    $ 9.80     $7.67      $11.02      $12.33    $ 35.06
                                                                        ------     -----      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.20)     (.18)       (.18)       (.14)      (.20)
Net gains (losses) (both realized and unrealized)                          .56      2.31       (3.17)      (1.17)    (16.18)
                                                                        ------     -----      ------      ------    -------
Total from investment operations                                           .36      2.13       (3.35)      (1.31)    (16.38)
                                                                        ------     -----      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------     -----      ------      ------    -------
Net asset value, end of period                                          $10.16     $9.80      $ 7.67      $11.02    $ 12.33
                                                                        ------     -----      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $151      $234        $241        $553       $794
Ratio of expenses to average daily net assets(b)                         2.00%     2.05%       2.05%       1.86%      1.86%
Ratio of net investment income (loss) to average daily net assets       (1.65%)   (1.78%)     (1.80%)     (1.04%)    (1.03%)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(c)                                                          3.67%    27.77%     (30.40%)    (10.62%)   (50.63%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
26   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended March 31,                                             2005      2004        2003        2002       2001(b)
Net asset value, beginning of period                                    $ 9.80     $7.67      $11.03      $12.33    $ 30.40
                                                                        ------     -----      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.20)     (.18)       (.17)       (.13)      (.07)
Net gains (losses) (both realized and unrealized)                          .56      2.31       (3.19)      (1.17)    (11.65)
                                                                        ------     -----      ------      ------    -------
Total from investment operations                                           .36      2.13       (3.36)      (1.30)    (11.72)
                                                                        ------     -----      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------     -----      ------      ------    -------
Net asset value, end of period                                          $10.16     $9.80      $ 7.67      $11.03    $ 12.33
                                                                        ------     -----      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $2        $2          $2          $4         $3
Ratio of expenses to average daily net assets(c)                         2.00%     2.05%       2.08%       1.89%      1.86%(d)
Ratio of net investment income (loss) to average daily net assets       (1.65%)   (1.78%)     (1.83%)     (1.12%)     (.84%)(d)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(e)                                                          3.67%    27.77%     (30.46%)    (10.54%)   (43.07%)(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

--------------------------------------------------------------------------------
27   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended March 31,                                          2005(b)
Net asset value, beginning of period                                  $10.88
                                                                      ------
Income from investment operations:
Net investment income (loss)                                            (.03)
Net gains (losses) (both realized and unrealized)                        .85
                                                                      ------
Total from investment operations                                         .82
                                                                      ------
Net asset value, end of period                                        $11.70
                                                                      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $--
Ratio of expenses to average daily net assets(c)                        .62%(d)
Ratio of net investment income (loss) to average daily net assets      (.24%)(d)
Portfolio turnover rate (excluding short-term securities)                35%
Total return(e)                                                        7.54%(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was July 15, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

--------------------------------------------------------------------------------
28   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended March 31,                                            2005      2004        2003        2002       2001
Net asset value, beginning of period                                    $11.13    $ 8.63      $12.28      $13.60    $ 37.33
                                                                        ------    ------      ------      ------    -------
Income from investment operations:
Net investment income (loss)                                              (.09)     (.10)       (.09)       (.01)      (.01)
Net gains (losses) (both realized and unrealized)                          .62      2.60       (3.56)      (1.31)    (17.37)
                                                                        ------    ------      ------      ------    -------
Total from investment operations                                           .53      2.50       (3.65)      (1.32)    (17.38)
                                                                        ------    ------      ------      ------    -------
Less distributions:
Distributions from realized gains                                           --        --          --          --      (6.35)
                                                                        ------    ------      ------      ------    -------
Net asset value, end of period                                          $11.66    $11.13      $ 8.63      $12.28    $ 13.60
                                                                        ------    ------      ------      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $2        $2          $1          $4         $4
Ratio of expenses to average daily net assets(b)                         1.03%     1.08%       1.07%        .91%       .96%
Ratio of net investment income (loss) to average daily net assets        (.68%)    (.81%)      (.82%)      (.13%)     (.03%)
Portfolio turnover rate (excluding short-term securities)                  35%       55%         63%        216%       137%
Total return(c)                                                          4.76%    28.97%     (29.72%)     (9.77%)   (50.21%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
29   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS
AXP STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Strategy Aggressive Fund (a series of AXP Strategy Series, Inc.) as of March 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2005, and the financial highlights for each of the years in the five-year period ended March 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Strategy Aggressive Fund as of March 31, 2005, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

May 20, 2005

--------------------------------------------------------------------------------
30   --   AXP STRATEGY AGGRESSIVE FUND   --   2005 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 2-89288 are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999, filed electronicaly as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-89288 are incorporated by reference.

(a)(3) Articles of Amendment, dated November 14, 2002 filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-89288, is incorporated by reference.

(b) By-laws of AXP Strategy Series, Inc. as amended January 11, 2001, filed as Exhibit (b) to Registrant's Post-Effective Amendment No. 42 to Registration Statement No. 2-89288, are incorporated by reference.

(c) Stock Certificate filed as Exhibit 4 to Post-Effective Amendment No. 3 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of AXP Equity Value Fund, AXP Partners Small Cap Growth Fund, AXP Small Cap Advantage Fund, and AXP Strategy Aggressive Fund, and American Express Financial Corporation, dated December 1, 2002, filed electronically as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-89288, is incorporated by reference.

(d)(2) Investment Sub-Advisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC, dated April 8, 1999, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(3) Subadvisory Agreement and Amendment to Subadvisory Agreement by and between American Express Financial Corporation and RS Investment Management, L.P., dated July 15, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(4) Subadvisory Agreement by and between American Express Financial Corporation and Bjurman, Barry & Associates, dated July 25, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(5) Subadvisory Agreement by and between American Express Financial Corporation and UBS Global Asset Management (Americas) Inc., dated July 21, 2003, filed electronically on or about May 26, 2004 as Exhibit
         (d)(5) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(6) Subadvisory Agreement and Amendment to Subadvisory Agreement by and between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(e)(1) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement on behalf of AXP Equity Value Fund, AXP Small Cap Advantage Fund and AXP Strategy Aggressive Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors Inc., dated November 9, 2000, filed electronically as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant, on behalf of IDS Equity Value Fund, AXP Small Cap Advantage Fund and IDS Strategy Aggressive Fund, and American Express Trust Company, dated April 8, 1999, filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-89288 is incorporated by reference.

(g)(2) Custodian Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Trust Company, dated November 9, 2000, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(g)(3) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(4) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant, on behalf of IDS Strategy Aggressive Fund and IDS Equity Value Fund, and American
         Express   Financial   Corporation,   dated  March  20,   1995,   filed
         electronically   as  Exhibit  9(d)  to   Registrant's   Post-Effective
         Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant, on behalf of AXP Small Cap Advantage Fund, and American Express Financial Corporation, dated April 8, 1999, filed electronically as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(3) Administrative Services Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Corporation, dated November 9, 2000, filed electronically as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(4) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendments to Administrative Services Agreement differ from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement for AXP Equity Value Fund and AXP Strategy Aggressive Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Class Y Shareholder Service Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors Inc., dated November 9, 2000, filed electronically as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(7) Class Y Shareholder Services Agreement between Registrant, on behalf of AXP Small Cap Advantage Fund, and American Express Financial Advisors Inc., dated April 8, 1999, filed as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 42 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(8) Amendment and Restated Fee Waiver Agreement, dated April 1, 2005, between American Express Financial Corporation, American Express Client Service Corporation and AXP Partners Small Cap Growth Fund is filed electronically herewith as Exhibit (h)(8).

(h)(9) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated May 1, 2003, on behalf of AXP Equity Value Fund, AXP Small Cap Advantage Fund, AXP Small Cap Growth Fund and AXP Strategy Aggressive Fund, filed electronically as Exhibit (h)(12) to Registrant's Post-Effective Amendment No. 46 is incorporated by reference.

(h)(10) Amended Class I Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation, dated November 13, 2003 (amended June 1, 2004), filed electronically on or about Sept. 27, 2004 as Exhibit (h)(10) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 70 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(11) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(12) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreements:        Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No.
         2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution, on behalf of AXP Equity Value Fund and AXP Strategy Aggressive Fund, differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution between Registrant, on behalf of AXP Small Cap Advantage Fund, and American Express Financial Advisors Inc., dated April 8, 1999, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors Inc., dated November 9, 2000, filed electronically as Exhibit (m)(5) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(m)(4) Plan and Agreement of Distribution for Class C shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc. Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 14, 2000. Registrant's Plan and Agreement of Distribution for Class C shares on behalf of AXP Equity Value Fund, AXP Small Cap Advantage Fund and AXP Strategy Aggressive Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(5) Plan and Agreement of Distribution for Class C shares between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors Inc., dated November 9, 2000, filed electronically as Exhibit(m)(6) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Growth Fund's subadviser Turner Investment Partners, Inc., filed electronically on or about March 5, 2003 as Exhibit (p)(10) to AXP Partners Series, Inc. Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Growth Fund's Subadviser Bjurman, Barry & Associates, dated May 2004, filed electronically on or about March 28, 2005 as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-89288 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Growth Fund's subadviser RS Investment Management, L.P., dated Sept. 15, 2004, filed electronically on or about March 28, 2005 as Exhibit
         (p)(5) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-89288 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Growth Fund's Subadviser UBS Global Asset Management (Americas) Inc. filed electronically on or about March 28, 2005 as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-89288 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 11, 2004, filed electronically on or about March 28, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Statement No. 2-89288 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-89288 filed on or about Feb. 15, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit (q)(3) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-89288, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  President and Director
                                Insurance Company

                                American Enterprise                                       President
                                REO 1, LLC

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and Senior Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman                American Enterprise Life                                  Director
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President
                                Financial Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance                                        Director
                                Company

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director and Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Randy L. Boser                  American Express Financial                                Vice President - Mutual Fund
Vice President -                Advisors Inc.                                             Business Development
Business Development
                                IDS Life Insurance Company                                Vice President - Mutual Fund
                                                                                          Business Development

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Director and Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul James Dolan                American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Vice President - Senior Portfolio
Vice President - Financial      Management Group Inc.                                     Manager
Education & Planning
Services                        American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       President and Chief Executive Officer
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting

Laura C. Gagnon
Vice President - Investor
Relations

Peter A. Gallus                 Advisory Capital Strategies                               Director, President, Chief Operating
Vice President - Investment     Group Inc.                                                Officer and Chief Compliance Officer
Administration
                                Advisory Capital Partners LLC                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Convertible
                                Arbitrage LLC                                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Quantitative Equity
                                (General Partner) LLC                                     President, Chief Operating Officer,
                                                                                          Chief Compliance Officer

                                Advisory Select LLC                                       Vice President and Chief
                                                                                          Compliance Officer

                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Senior Vice President, Chief Operating
                                Management Group, Inc.                                    Officer and Assistant Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     President, Chief Operating Officer,
                                Partner LLC                                               Chief Compliance Officer

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                    American Express Client                                   Director
Vice President - New            Service Corporation
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Advisor Group
Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                American Express Certificate                              Assistant Vice President
                                Company

                                American Express Financial                                Assistant Vice President
                                Corporation

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

Andrew A. Jackson               American Express Financial                                General Auditor
General Auditor                 Advisors Inc.

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
Secretary                       Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset Management                         Secretary
                                Group, Inc.

                                American Express Asset Management                         Secretary
                                International, Inc.

                                American Express Client                                   Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                American Express Financial                                Secretary
                                Advisors Inc.

                                American Express Financial                                Secretary
                                Advisors Japan Inc.

                                American Express Financial                                Secretary
                                Corporation

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President, General Counsel
                                Casualty Insurance Agency                                 and Secretary

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Secretary
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Secretary
                                of New York

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                Kenwood Capital Management LLC                            Manager

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth &
Field Force Growth &                                                                      Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President - Chief U.S. Economist
Vice President and Chief        Advisors Inc.
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Chief Financial Officer and Vice
Vice President - Comp           Advisors Inc.                                             President - Comp and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                American Express Trust Company                            Director

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

B. Roger Natarajan              American Enterprise Life                                  Director, Vice President
Vice President - Finance        Insurance Company                                         and Chief Actuary

                                American Centurion Life                                   Vice President and Chief Actuary
                                Assurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director and Chief Actuary
                                Insurance Company

                                IDS Life Insurance Company                                Director, Vice President
                                                                                          and Chief Actuary

                                IDS Life Insurance Company                                Vice President and Chief Actuary
                                of New York

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                American Express Certificate                              38a-1 Chief Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Senior Vice President -         Insurance Company                                         Chief Executive Officer
Insurance and Annuities
                                American Express Financial                                Senior Vice President - Insurance
                                Advisors Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President

Bridget M. Sperl                American Express Client                                   Director, Chairman of the Board;
Senior Vice President -         Service Corporation                                       President and Chief Executive Officer
Client Service
Organization                    American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Express                                          Vice President, Controller and
                                Certificate Company                                       Chief Accounting Officer

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  American Express Financial                                Vice President, Lead Financial
                                Advisors Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

Joseph E. Sweeney
Senior Vice President -
U.S. Brokerage and Membership
Banking

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director, President and Chairman of
                                Management Group Inc.                                     the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise Life                                  Chief Compliance Officer
                                Insurance Company

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Financial                                Vice President and Equity
Vice President and Senior       Advisors Inc.                                             Senior Portfolio Manager
Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

John Woener
Senior Vice President -
Strategic Planning and
Business Development

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President                  None

         Walter S. Berman                               Director and Senior Vice President     None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, President, Chairman of       None
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -                 None
                                                        Great Plains

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief                 None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and            None
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External              None
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO                 None
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service               Non
                                                        Operations

         B. Roger Natarajan                             Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest       None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -                 None
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance               None
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -                None
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President                         None

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President, Lead Financial         None
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and              Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Strategy Series, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 26th day of May, 2005.


AXP STRATEGY SERIES, INC.



By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of May, 2005.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated Nov. 11, 2004, filed electronically on or about March 28, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-89288, by:




/s/ Leslie L. Ogg
------------------------------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 51 TO REGISTRATION STATEMENT NO. 2-89288


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectuses for:
         AXP Equity Value Fund.
         Class I prospectus supplement for AXP Equity Value Fund.
         AXP Partners Small Cap Growth Fund.
         Class I prospectus supplement for AXP Partners Small Cap Growth Fund. AXP Small Cap Advantage Fund.
         Class I prospectus supplement for AXP Small Cap Advantage Fund.
         AXP Strategy Aggressive Fund.
         Class I prospectus supplement for AXP Strategy Aggressive Fund.

Part B.

     Statements of Additional Information for:
         AXP Equity Value Fund.
         AXP Partners Small Cap Growth Fund.
         AXP Small Cap Advantage Fund.
         AXP Strategy Aggressive Fund.

     Financial Statements

Part C.

     Other information.

The signatures.